As filed with the Securities and Exchange Commission on January 26, 2012

1933 Act File No. 33-572
1940 Act File No. 811-4409

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 137 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 139 ☒

EATON VANCE MUNICIPALS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on February 1, 2012 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

^
Eaton Vance California Municipal Income Fund
Class A Shares - EACAX Class^ C Shares - ECCAX Class I Shares - EICAX

Eaton Vance Massachusetts Municipal Income Fund
Class A Shares - ETMAX Class C Shares - ECMMX Class I Shares - EIMAX

Eaton Vance ^National Municipal Income Fund
Class A Shares - E^ANAX Class B Shares - EV^HMX Class C Shares - EC^HMX Class I Shares - ^EIHMX

Eaton Vance ^New York Municipal Income Fund^
Class A Shares - ETNYX Class B Shares - EVNYX Class C Shares - ECNYX Class I Shares - EINYX

Eaton Vance ^Ohio Municipal Income Fund^
Class A Shares - ETOHX Class C Shares - ECOHX Class I Shares - EIOHX
Mutual funds providing tax-exempt income

Prospectus Dated
^February 1, 2012

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.^

Table of Contents

Fund Summaries^	3
California Fund^	3
Massachusetts Fund^	8
^
13
National Fund^
^
18
New York Fund^
^
23
Ohio Fund^
Important Information Regarding Fund Shares^	27
Investment Objectives & Principal Policies and Risks^	28
Management and Organization^	31
Valuing Shares^	32
Purchasing Shares^	32
Sales Charges^	35
Redeeming Shares^	33
Shareholder Account Features^	34
Additional Tax Information^	40
Financial Highlights^	42
California Fund^	42
Massachusetts Fund^	45
^
47
National Fund^
^
50
New York Fund^
^
53
Ohio Fund^

Eaton Vance ^Municipal Income Funds

2

Prospectus dated ^February 1, 2012

Fund Summaries

California Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^31 of this Prospectus and page ^20 of the Fund’s Statement of Additional Information.

				^
	Shareholder Fees (fees paid directly from your investment)		Class A	Class C	Class I

	Maximum Sales Charge (Load) (as a percentage of offering price)		4.75%	None	None^
				^
	Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None	1.00%	None
				^
	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class C	Class I

	Management Fees		0.47%	0.47%	0.47%^
					^
	Distribution and Service (12b-1) Fees		0.25%	1.00%	n/a
^		^
	Interest Expense	0.12%
	Expenses Other than Interest Expense	^0.15%
	Other Expenses		^0.27%	^0.27%	^0.27%^
			^	^	^
	Total Annual Fund Operating Expenses		0.99%	1.74%	0.74%^
^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	^	^	^	^	^	^	^	^
Class A shares	$571	$775	$996	$1,630	$571	$775	$996	$1,630^
	^	^	^	^	^	^	^	^
Class C shares	$277	$548	$944	$2,052	$177	$548	$944	$ 2,052
	^	^	^	^	^	^	^	^
Class I shares	$76	$237	$411	$ 918	$76	$237	$411	$ 918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance . During the most recent fiscal year, the Fund^’s portfolio turnover rate was ^37% of the average value of its portfolio.

Eaton Vance ^Municipal Income Funds

3

Prospectus dated ^February 1, 2012

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service^, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, the higher rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, ^to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale ^emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. ^In evaluating creditworthiness, the investment adviser considers ratings ^assigned by rating agencies and generally performs additional credit and investment ^analysis. The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the alternative minimum tax.

Principal Risks

^Municipal Bond Risk. The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices. The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities ^generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Eaton Vance ^Municipal Income Funds

4

Prospectus dated ^February 1, 2012

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.^ The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.^ The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk. Because the Fund may concentrate its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations , the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated ^fund. Please refer to the Fund^’s Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, ^making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities^ or non-compliant conduct of a bond issuer . A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Eaton Vance ^Municipal Income Funds

5

Prospectus dated ^February 1, 2012

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective . Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.^ The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indic^es. The returns in the bar chart are for Class ^A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 201^1, the highest quarterly total return for Class ^A was ^12.25% for the quarter ended September 30, 2009, and the lowest quarterly return was –10.^81% for the quarter ended December 31, 2008. For the 30 days ended September 30, 201^1, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 41.^70%) for Class A shares were ^3.71% and 6.36^%, respectively, for Class ^C shares were 3.^15% and ^5.40%, respectively, and for Class I shares were 4.^16% and 7.^14%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

	Average Annual Total Return as of ^December 31, 2011	One Year	Five Years	Ten Years

		^	^	^
	Class A Return Before Taxes	7.08%	1.36%	3.60%
^		^	^	^
	Class A Return After Taxes on Distributions	7.08%	1.33%	3.56%
^		^	^	^
	Class A Return After Taxes on Distributions and the Sale of Class A Shares	6.23%	1.76%	3.73%^
		^	^	^
	Class C Return Before Taxes	10.69%	1.61%	3.47%
		^	^	^
	Class I Return Before Taxes	12.79%	2.57%	4.22%
		^	^	^
	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%
		^	^	^
	Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.98%	5.27%	6.02%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for^ Class C. The Class C performance shown above for the period prior to August 31, 2004 (commencement of operations) is the performance of Class ^A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008^ (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

Eaton Vance ^Municipal Income Funds

6

Prospectus dated ^February 1, 2012

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class ^A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research (“BMR”).

Portfolio Manager. The Fund is managed by Cynthia J. Clemson, Vice President of BMR, who has managed the Fund since 1996.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page^ 27 of this Prospectus.

Eaton Vance ^Municipal Income Funds

7

Prospectus dated ^February 1, 2012

Massachusetts Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^31 of this Prospectus and page ^20 of the Fund’s Statement of Additional Information.

	Shareholder Fees (fees paid directly from your investment)		Class A	Class C	Class I

	Maximum Sales Charge (Load) (as a percentage of offering price)		4.75%	None	None
	Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None	1.00%	None

	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class C	Class I

				^	^
	Management Fees		0.42%	0.42%	0.42%^
	Distribution and Service (12b-1) Fees		0.20%	0.95%	n/a
^		^
	Interest Expense	0.09%
	Expenses other than Interest Expense	^0.15%^
	Other Expenses		^0.24%	^0.24%	^0.24%
				^	^
	Total Annual Fund Operating Expenses		0.86%	1.61%	0.66%^
^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	^	^	^	^	^	^	^	^
Class A shares	$559	$736	$929	$1,485	$559	$736	$929	$1,485
	^	^	^	^	^	^	^	^
Class C shares	$264	$508	$876	$1,911	$164	$508	$876	$1,911
	^	^	^	^	^	^	^	^
Class I shares	$67	$211	$368	$ 822	$67	$211	$368	$ 822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance . During the most recent fiscal year, the Fund^’s portfolio turnover rate was ^19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those

Eaton Vance ^Municipal Income Funds

8

Prospectus dated ^February 1, 2012

rated Baa or higher by Moody’s Investors Service^, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, the higher rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, ^to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale ^emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. ^In evaluating creditworthiness, the investment adviser considers ratings ^assigned by rating agencies and generally performs additional credit and investment ^analysis. The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the alternative minimum tax.

Principal Risks

^Municipal Bond Risk. The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices. The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities ^generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an

Eaton Vance ^Municipal Income Funds

9

Prospectus dated ^February 1, 2012

issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.^ The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.^ The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk. Because the Fund may concentrate its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations , the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated ^fund. Please refer to the Fund^’s Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, ^making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities^ or non-compliant conduct of a bond issuer . A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective . Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Eaton Vance ^Municipal Income Funds

10

Prospectus dated ^February 1, 2012

General Fund Investing Risks.^ The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indic^es. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 201^1, the highest quarterly total return for Class A was 12.48% for the quarter ended September 30, 2009, and the lowest quarterly return was –11.18% for the quarter ended December 31, 2008. For the 30 days ended September 30, 201^1, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.45%) for Class A shares were 3.69^% and ^6.00%, respectively, for Class C shares were 3.13^% and ^5.09%, respectively, and for Class I shares were ^4.07% and ^6.61%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

Average Annual Total Return as of ^December 31, 2011	One Year	Five Years	Ten Years

	^	^	^
Class A Return Before Taxes	8.23%	1.41%	3.78%
	^	^	^
Class A Return After Taxes on Distributions	8.22%	1.41%	3.78%
	^	^	^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	6.98%	1.82%	3.90%
	^	^	^
Class C Return Before Taxes	11.70%	1.66%	3.53%
	^	^	^
Class I Return Before Taxes	13.78%	2.62%	4.52%
	^	^	^
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%
	^	^	^
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.98%	5.27%	6.02%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.^

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance ^Municipal Income Funds

11

Prospectus dated ^February 1, 2012

Management

Investment Adviser. Boston Management and Research (“BMR”).

Portfolio Manager. The Fund is managed by Craig R. Brandon, Vice President of BMR, who has managed the Fund since 2010.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page^ 27 of this Prospectus.

Eaton Vance ^Municipal Income Funds

12

Prospectus dated ^February 1, 2012

^National Municipal Income Fund

Investment Objective ^

The Fund’s investment objective is to provide current income exempt from regular federal income tax.

Fees and Expenses of the Fund

^This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^31 of this Prospectus and page ^20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)		Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)		4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class B	Class C	Class I

		^	^	^	^
Management Fees		0.36%	0.36%	0.36%	0.36%
		^	^	^
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	n/a
^
Interest Expense^	0.13%
	^0.08% (0.07% for Class
Expenses other than Interest Expense	I)
Other Expenses		^0.21%	^0.21%	^0.21%	^0.20%
		^	^	^	^
Total Annual Fund Operating Expenses		0.82%	1.57%	1.57%	0.56%
^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	^	^	^	^	^	^	^	^
Class A shares	$555	$724	$ 908	$1,440	$555	$724	$908	$1,440
	^	^	^	^	^	^	^	^
Class B shares	$660	$896	$1,055	$1,666	$160	$496	$855	$1,666
	^	^	^	^	^	^	^	^
Class C shares	$260	$496	$ 855	$1,867	$160	$496	$855	$1,867
	^	^	^	^	^	^	^	^
Class I shares	$57	$179	$ 313	$ 701	$57	$179	$313	$ 701

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance . During the most recent fiscal year, the Fund^’s portfolio turnover rate was ^18% of the average value of its portfolio.

Eaton Vance ^Municipal Income Funds

13

Prospectus dated ^February 1, 2012

Principal Investment Strategies^^

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax which, in accordance with the Fund’s investment objective, the Fund seeks to avoid (the “80% Policy”). The Fund may invest without limits in obligations the income from which is subject to the federal alternative minimum tax. At least 65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).^

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax. The Fund may not be suitable for investors subject to the alternative minimum tax.

Principal Risks

^Municipal Bond Risk. The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices. The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities ^generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an

Eaton Vance ^Municipal Income Funds

14

Prospectus dated ^February 1, 2012

issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.^ The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.^ The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk. Because the Fund may concentrate its investments in ^certain types of municipal obligations and may concentrate in certain sectors^, the value of Fund shares may be affected by events that adversely affect that ^sector or type of obligation and may fluctuate more than that of a less concentrated fund . General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.^

^Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service^ or non-compliant conduct of a bond issuer . A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective . Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.^ The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption

Eaton Vance ^Municipal Income Funds

15

Prospectus dated ^February 1, 2012

activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market ^indices. If the sales charge was reflected, the returns would be lower. Returns in the table for Class B shares are shown before and after the ^reduction of taxes. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 201^1, the highest quarterly total return for Class B was ^16.40% for the quarter ended September 30, 2009, and the lowest quarterly return was ^–18.97% for the quarter ended December 31, 2008. For the 30 days ended September 30, 201^1, the SEC yield and SEC tax-equivalent yield (assuming a ^federal income tax rate of ^35.00%) for Class A shares were ^4.89% and ^7.52%, respectively, for Class B ^and ^Class C shares were ^4.39% and ^6.75%, respectively, and for Class I shares were ^5.38% and ^8.28%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

Average Annual Total Return as of ^December 31, 2011	One Year	Five Years	Ten Years

	^	^	^
Class A Return Before Taxes	6.47%	–0.29%	4.21%
	^	^	^
Class B Return Before Taxes	5.90%	–0.38%	4.04%
	^	^	^
Class B Return After Taxes on Distributions	5.89%	–0.39%	4.04%
	^	^	^
Class B Return After Taxes on Distributions and the Sale of Class B Shares	5.64%	0.30%	4.17%
	^	^	^
Class C Return Before Taxes	9.90%	–0.07%	3.94%
	^	^	^
Class I Return Before Taxes	11.88%	0.93%	4.97%
	^	^	^
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%
	^	^	^
Barclays Capital ^Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.56%	1.38%	5.39%

^

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research (“BMR”).

Eaton Vance ^Municipal Income Funds

16

Prospectus dated ^February 1, 2012

Portfolio Manager. The Fund is managed by ^Thomas M. Metzold, Vice President of BMR, who has managed the Fund since 199^3.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page^ 27 of this Prospectus.

Eaton Vance ^Municipal Income Funds

17

Prospectus dated ^February 1, 2012

^New York Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and ^New York state and New York City personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^31 of this Prospectus and page ^20 of the Fund’s Statement of Additional Information.

			^
Shareholder Fees (fees paid directly from your investment)		Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)		4.75%	None	None	None
			^
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A	Class B	Class C	Class I

			^	^	^
Management Fees		0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.20%	0.95%	0.95%	n/a
^	^
Interest Expense	0.10%
Expenses other than Interest Expense	0.15%^
^
Other Expenses		0.25%	^0.25%	^0.25%	^0.25%
			^	^	^
Total Annual Fund Operating Expenses		0.89%	1.64%	1.64%	0.69%
^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	^	^	^	^	^	^	^	^
Class A shares	$562	$745	$ 945	$1,519	$562	$745	$945	$1,519
Class B shares	$667	$917	$1,092	$1,743	$167	$517	$892	$1,743
	^	^	^	^	^	^	^	^
Class C shares	$267	$517	$ 892	$1,944	$167	$517	$892	$1,944
	^	^	^	^	^	^	^	^
Class I shares	$70	$221	$ 384	$ 859	$70	$221	$384	$ 859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance . During the most recent fiscal year, the Fund^’s portfolio turnover rate was 6% of the average value of its portfolio.

Eaton Vance ^Municipal Income Funds

18

Prospectus dated ^February 1, 2012

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service^, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, the higher rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, ^to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale ^emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. ^In evaluating creditworthiness, the investment adviser considers ratings ^assigned by rating agencies and generally performs additional credit and investment ^analysis. The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the alternative minimum tax.

Principal Risks

^Municipal Bond Risk. The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices. The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities ^generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Eaton Vance ^Municipal Income Funds

19

Prospectus dated ^February 1, 2012

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.^ The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.^ The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk. Because the Fund may concentrate its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations , the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated ^fund. Please refer to the Fund^’s Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, ^making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities^ or non-compliant conduct of a bond issuer . A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Eaton Vance ^Municipal Income Funds

20

Prospectus dated ^February 1, 2012

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective . Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.^ The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year ^how the Fund’s average annual returns over time compare with those of two broad-based securities market indic^es. The returns in the bar chart are for Class ^B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 201^1, the highest quarterly total return for Class ^B was ^11.74% for the quarter ended September 30, 2009, and the lowest quarterly return was ^–14.84% for the quarter ended December 31,20^08. For the 30 days ended September 30, 201^1, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^40.83%) for Class A shares were 3.^90% and ^6.59%, respectively, for Class B and Class C shares were ^3.35% and ^5.66%, respectively, and for Class I shares were ^4.29% and ^7.25%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

	Average Annual Total Return as of ^December 31, 2011	One Year	Five Years	Ten Years

		^	^	^
	Class A Return Before Taxes	7.37%	1.76%	3.91%
^		^	^	^
	Class B Return Before Taxes	6.88%	1.65%	3.74%
^		^	^	^
	Class B Return After Taxes on Distributions	6.88%	1.64%	3.70%
	Class B Return After Taxes on Distributions and the Sale of Class B Shares	5.96%	1.95%	3.79%
		^	^	^
	Class C Return Before Taxes	10.77%	1.98%	3.50%
		^	^	^
	Class I Return Before Taxes	12.83%	2.88%	4.48%
		^	^	^
	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%
		^	^	^
	Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.98%	5.27%	6.02%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class C performance shown above for the period prior to ^September 30, 2003 (commencement of operations) is the performance of Class ^B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to ^March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.^

Eaton Vance ^Municipal Income Funds

21

Prospectus dated ^February 1, 2012

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class ^B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research (“BMR”).

Portfolio Manager. The Fund is managed by ^Craig Brandon, Vice President of BMR, who has managed the Fund since ^2005.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page^ 27 of this Prospectus.

Eaton Vance ^Municipal Income Funds

22

Prospectus dated ^February 1, 2012

^Ohio Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and ^Ohio state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^31 of this Prospectus and page ^20 of the Fund’s Statement of Additional Information.

			^
Shareholder Fees (fees paid directly from your investment)		Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)		4.75%	None	None^
			^
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class A^	Class C	Class I

			^	^
Management Fees		0.42%	0.42%	0.42%^
Distribution and Service (12b-1) Fees		0.20%	0.95%^	n/a
^	^
Interest Expense	0.03%
Expenses other than Interest Expense	^0.14%^
^
Other Expenses		^0.17%	^0.17%	^0.17%^
			^	^
Total Annual Fund Operating Expenses		0.79%	1.54%	0.59%^
^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	^	^	^	^	^	^	^	^
Class A shares	$552	$715	$893	$1,406	$552	$715	$893	$1,406^
	^	^	^	^	^	^	^	^
Class C shares	$257	$486	$839	$1,834	$157	$486	$839	$ 1,834
	^	^	^	^	^	^	^	^
Class I shares	$60	$189	$329	$ 738	$60	$189	$329	$ 738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance . During the most recent fiscal year, the Fund^’s portfolio turnover rate was ^6% of the average value of its portfolio.

Eaton Vance ^Municipal Income Funds

23

Prospectus dated ^February 1, 2012

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service^, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, the higher rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, ^to seek total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale ^emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. ^In evaluating creditworthiness, the investment adviser considers ratings ^assigned by rating agencies and generally performs additional credit and investment ^analysis. The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the alternative minimum tax.

Principal Risks

^Municipal Bond Risk. The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its bonds at attractive prices. The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities ^generally offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or “call” the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Eaton Vance ^Municipal Income Funds

24

Prospectus dated ^February 1, 2012

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.^ The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds.^ The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Sector and Geographic Concentration Risk. Because the Fund may concentrate its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations , the value of Fund shares may be affected by events that adversely affect that state, sector or type of obligation and may fluctuate more than that of a less concentrated ^fund. Please refer to the Fund^’s Statement of Additional Information for state-specific economic information.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, ^making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities^ or non-compliant conduct of a bond issuer . A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Eaton Vance ^Municipal Income Funds

25

Prospectus dated ^February 1, 2012

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective . Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.^ The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indic^es. The returns in the bar chart are for Class ^A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 201^1, the highest quarterly total return for Class ^A was ^10.91% for the quarter ended September 30, 2009, and the lowest quarterly return was ^-7.44% for the quarter ended December 31, 2010^. For the 30 days ended September 30, 201^1, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^38.85%) for Class A shares were ^3.62% and 5.^92%, respectively, for Class ^C shares were ^3.06% and ^5.00%, respectively, and for Class I shares were ^4.01% and 6.56^%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

	Average Annual Total Return as of ^December 31, 2011	One Year	Five Years	Ten Years

		^	^	^
	Class A Return Before Taxes	5.95%	2.12%	4.25%
^		^	^	^
	Class A Return After Taxes on Distributions	5.95%	2.11%	4.25%
^		^	^	^
	Class A Return After Taxes on Distributions and the Sale of Class A Shares	5.41%	2.39%	4.30%^
		^	^	^
	Class C Return Before Taxes	9.32%	2.34%	3.99%
		^	^	^
	Class I Return Before Taxes	11.48%	3.16%	4.79%
^		^	^	^
	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.37%
		^	^	^
	Barclays Capital 20 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	13.98%	5.27%	6.02%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C performance shown above for the period prior to ^February 3, 2006 (commencement of operations) is the performance of Class ^A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010^ (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

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Prospectus dated ^February 1, 2012

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class ^A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research (“BMR”).

Portfolio Manager. The Fund is managed by ^William H. Ahern, Jr., Vice President of BMR, who has managed the Fund since 20^05. ^^

Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for each Class ^(with the exception of Class ^I) and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

^The Fund’s distributions are expected to be exempt from regular federal income tax and the state taxes specified in the Fund’s objective . Distributions of any net realized gains are expected to be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), ^the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend ^the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus dated ^February 1, 2012

Investment Objectives & Principal Policies and Risks

Each Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summaries ” above . References to the ^“Fund” are to each Fund, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summaries.” Set forth below is additional information about such policies and risks of the Fund described in “Fund Summaries ” above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Municipal Obligations.^ Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. General obligation bonds issued by municipalities can be adversely affected by economic downturns and the resulting decline in tax revenues, pension funding risk, other post-employment benefit risk, budget imbalances, taxing ability risk, lack of political willpower and federal funding risk, among others. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds ^that pay interest currently. The Fund accrues income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

The interest on municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income tax and the state taxes each Fund seeks to avoid . Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the “AMT”) for individuals. Distributions to corporate investors also may be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.^

Credit Quality. Rating agencies are private services that provide ratings of the credit quality of certain fixed income securities. ^In evaluating creditworthiness, the investment adviser considers ratings ^assigned by rating agencies and ^generally performs additional credit and ^investment analysis. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s ^credit analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote ^is relative status within the rating. The presence of a modifier does not change the security^ credit rating (meaning BBB- and Baa3 are within the investment grade rating) for purposes of the Fund^’s investment limitations.

Duration. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”) . Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.

Residual Interest Bonds. Residual interest bonds are issued by a trust (the “trust”) that holds municipal securities and the value of the residual interest bonds is derived from the value of such securities. The trust also issues floating rate notes to third parties that may be senior to the residual interest bonds. Residual interest bonds make interest payments to holders that bear

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an inverse relationship to the interest rate paid on the floating rate notes. As required by applicable accounting standards, ^the ^Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting ^interest ^income in an amount equal to ^this expense. While residual interest bonds create leverage risk, they do not constitute borrowings for purposes of the Fund’s restrictions on borrowings.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. ^The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g.^, an exchange of fixed rate payments for floating rate payments. Interest rate swaps involve counterparty risk and the risk of imperfect correlation.

Credit Default Swaps. Credit default swap agreements (“CDS”) enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. These transactions involve risks, including counterparty risk.

Credit Linked Notes, Credit Options and Similar Investments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note^ or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Forward Rate Agreements. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk.

Maturity. Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be reduced as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features.

U.S. Treasury and Government Agency Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. Agency Securities include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury. To the extent that the Fund invests in securities of government-sponsored enterprises, the Fund will be subject to the risks unique to such entities. Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. The U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will

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support these or other government-sponsored enterprises in the future. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reimbursement Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.^ The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include securities eligible for resale pursuant to Rule 144A thereunder. Certain Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

General. ^Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days written notice of any material change in the investment objective. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% policy will not be changed unless shareholders are given at least 60 days^’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Each Fund^’s investment policies include a provision allowing the Fund to invest^ (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. ^Each Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

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Prospectus dated ^February 1, 2012

Management and Organization

Management. Each Fund ’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $180 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Fund. Under its investment advisory agreement with each Fund, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories. Categories (1) and (2) below do not apply to the California Fund or the National Fund and Category (3) is for daily net assets of the California Fund and the National Fund of up to $500 million.

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $20 million	0.100%	1.00%
2	$20 million but less than $40 million	0.200%	2.00%
3	$40 million but less than $500 million	0.300%	3.00%
4	$500 million but less than $1 billion	0.275%	2.75%
5	$1 billion but less than $1.5 billion	0.250%	2.50%
6	$1.5 billion but less than $2 billion	0.225%	2.25%
7	$2 billion but less than $3 billion	0.200%	2.00%
8	$3 billion and over	0.175%	1.75%

For the fiscal year ended September 30, ^2011, the effective annual rate of investment advisory fees paid to BMR based on average daily net assets of each Fund are stated below.

	Net Assets on
Fund	^September 30, 2011	Advisory Fee

California^	$ 173,011,014	0.47%
Massachusetts^	$196,438,938^	0.42%
		^
National^	$ 4,724,662,155	0.36%^
		^
New York^	$ 318,457,592	0.44%^
		^
Ohio^	$ 204,868,615	0.42%^

Each Fund’s ^annual shareholder report provides information regarding the basis for the Trustees’ approval of each Fund’s investment advisory agreement.^

Cynthia J. Clemson is the portfolio manager of the California Fund (since February 1, 1996). Craig Brandon is the portfolio manager of the Massachusetts Fund (since February 2010) and the New York Fund (since October 17, 2005^). Thomas M. Metzold is the portfolio manager of the National Fund (since 1993). William H. Ahern, Jr. is the portfolio manager of the Ohio Fund (since October 17, 2005). Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares^.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs ^for its sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

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Organization. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) . The purchase price of Fund shares is their net asset value^. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order ^by the close of the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Funds are normally valued on the basis of valuations furnished by a pricing service, which may use matrix pricing and valuation models to derive values. The pricing service considers various factors relating to bonds and market transactions to determine value. It is possible that the value realized on the sale of a security may be different from the value previously determined for a particular security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value . If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class B and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I) , certain group purchase plans (including proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares ^^^

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans

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(including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations ) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds .

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip (being a purchase, including an exchange ^purchase, followed or preceded by a redemption, including an exchange redemption, followed or preceded by a purchase, including an exchange purchase) within 90 days, it generally will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing .

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

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Prospectus dated ^February 1, 2012

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

^
	•	transactions made by model-based discretionary advisory accounts;
^
	•	transactions made by an Eaton Vance fund that is structured as a “fund-of-funds”, provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or
	•	transactions in shares of Eaton Vance U.S. Government Money Market Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;
•	how much you intend to invest;
•	the sales charge and total operating expenses associated with owning each class; and
•	whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A
Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds .

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.20% (0.25% for the California and National Funds) annually of average daily net assets .

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 0.95% (1.00% for the ^National Fund) annually of average daily net assets . Class B shares automatically convert to Class A shares ^eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC . The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 0.95% (1.00% for

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Prospectus dated ^February 1, 2012

the California and National Funds) annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who^ (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers . Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**^	0.75%

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**

No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts.

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Prospectus dated ^February 1, 2012

In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who^ (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments and foundations . Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase . Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%
Third	4%	CDSCs are based on the lower of the net asset value at the
Fourth	3%	time of purchase or at the time of redemption. Shares
Fifth	2%	acquired through the reinvestment of distributions are
Sixth	1%	exempt from the CDSC. Redemptions are made first from
Seventh or following	0%	shares that are not subject to a CDSC.

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) . The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years , Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C shares also pay service fees to the principal underwriter equal to 0.20% (0.25% for California Fund Class C shares and National Fund Class B and Class C shares) of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.20% (0.25% for California Fund and National Fund Class A shares) of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Although there is no

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Prospectus dated ^February 1, 2012

present intention to do so (except with respect to California Fund Class A and C shares and National Fund Class A, B and C shares), Class A, Class B and Class C of each Fund could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Prospectus dated ^February 1, 2012

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers.
The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in
The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion
signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday,
8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more
Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.
By Internet	Certain shareholders can redeem by logging on to the Eaton Vance website at
www.eatonvance.com. Proceeds of internet redemptions are generally limited to
$100,000 per account (which may include shares of one or more Eaton Vance funds)
and can be sent only to the account address or to a bank pursuant to prior instructions.
For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m.
(eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

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Prospectus dated ^February 1, 2012

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•	Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•	Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•	Cash Option	Distributions are paid in cash.
•	Exchange Option	Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

^Information about the Funds. From time to time, you may receive the following:

•	Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•	Periodic account statements, showing recent activity and total share balance.
•	Tax information needed to prepare your income tax returns.
•	Proxy materials, in the event a shareholder vote is required.
•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates . Portfolio holdings information as of each month end is posted to the website ^approximately one month after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) ^at least quarterly on the Eaton Vance website approximately ten business days after the ^period end and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege.^ You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Class C shares may be exchanged for Class I shares of the same fund held in a proprietary fee-based program sponsored by a financial intermediary, provided that the Class C shares are no longer subject to a CDSC and the conditions for investing in Class I shares described in the applicable prospectus are satisfied.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com^ or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares”. Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of Class C shares for Class I shares of the same fund are not. Shareholders should consult their tax advisors regarding

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39

Prospectus dated ^February 1, 2012

the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

Street Name Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund’s daily dividends ordinarily will constitute tax-exempt income to you. Distributions of net realized gains, if any, will be made at least annually (usually in December). The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions of such income under the state or local tax laws.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original

Eaton Vance ^Municipal Income Funds

40

Prospectus dated ^February 1, 2012

issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability. Each Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to the AMT, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment. Additional information about state taxes is provided below.

California. Under California law, provided that at least ^50 percent of the assets of the California Fund at the close of each quarter of its taxable year consist of obligations the interest on which is exempt from taxation by the State of California, dividends (i) paid by the California Fund in an amount not exceeding the interest received by the California Fund on such obligations during the California Fund’s taxable year, and (ii) designated by it as exempt-interest dividends (in a written notice mailed to the California Fund’s shareholders not later than 60 days after the close of the California Fund’s taxable year) are treated as exempt-interest dividends, which are exempt from California personal income tax on individuals who reside in California. All other distributions, including distributions of capital gains, are taxable under the California personal income tax. Distributions made by the California Fund, including both exempt-interest dividends and capital gains, are included in the tax base for purposes of the California franchise tax on corporations.

Massachusetts. The Massachusetts Fund’s ^interest distributions attributable to Massachusetts obligations (debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof), Possessions obligations (debt obligations issued by the Governments of Puerto Rico, Guam, or the United States Virgin Islands) or United States obligations can be excluded from Massachusetts gross income for Massachusetts personal income tax purposes. Distributions properly designated as capital gain dividends and attributable to gains realized on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder’s federal gross income, including distributions of net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

Distributions from the Massachusetts Fund and the value of the shares of the Massachusetts Fund ^may be subject to the Massachusetts excise tax on corporations.

New York. Under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York State and/or City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, or the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

Ohio. In the opinion of special tax counsel to the Ohio Fund, under Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof (“Ohio obligations”). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund’s shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. Dividends paid by the Ohio Fund are exempt from ^municipal and ^school district income taxes in Ohio to the extent such dividends are properly attributable to interest in Ohio obligations. The foregoing conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions. Finally, any dividend paid by the Ohio Fund is exempt from the Ohio commercial activity ^tax ^and joint economic development district income ^taxes ^in Ohio.

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Prospectus dated ^February 1, 2012

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the table^ reflects the financial results for a single Fund share. The total returns in the table^ represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

						California Fund

					Year Ended September 30,

			^2011						^2010

		Class A	^Class C		^Class I		^Class A		^Class C		^Class I

Net asset value - Beginning of year	^$	10.000	^$	9.250	^$	10.010	^$	9.940	^$	9.190 ^$	9.950^
Income (loss) from operations
		^				^		^		^	^
Net investment income(1)	$ 0.457		$ 0.358		$ 0.479		$ 0.461		$ 0.359	$ 0.486^
Net realized and unrealized gain (loss)		^(0.454)		^(0.423)		^(0.463)		^0.046		^0.050	^0.045^
Total income (loss) from operations	^$	0.003	^$	(0.065)	^$	0.016	^$	0.507	^$	0.409 ^$	0.531^
Less distributions
From net investment income	^$	(0.443)	^$	(0.345)	^$	(0.466)	^$	(0.447)	^$	(0.349) ^$	(0.471)^
Total distributions	^$	(0.443)	^$	(0.345)	^$	(0.466)	^$	(0.447)	^$	(0.349) ^$	(0.471)^
Net asset value - End of year	^$	9.560	^$	8.840	^$	9.560	^$	10.000	^$	9.250 ^$	10.010^
		^		^		^		^		^	^
Total Return (2)		0.28%		(0.50)%		0.43%		5.36%		4.65%	5.61%^
Ratios/Supplemental Data
		^		^		^		^		^	^
Net assets, end of year (000’s omitted)	$ 151,148		$ 10,211		$ 8,938		$ 180,089		$ 13,109	$ 8,286^
Ratios (As a percentage of average daily net assets):
		^		^		^		^		^	^
Expenses excluding interest and fees		0.87%		1.62%		0.62%		0.90%		1.65%	0.65%^
^		^		^		^				^	^
Interest and fee expense(4)		0.12%		0.12%		0.12%		0.10%		0.10%	0.10%^
		^		^		^		^		^	^
Total expenses before custodian fee reduction		0.99%		1.74%		0.74%		1.00%		1.75%	0.75%^
		^		^		^		^		^	^
Expenses after custodian fee reduction excluding interest and fees		0.87%		1.62%		0.62%		0.90%		1.65%	0.65%^
^		^		^		^		^		^	^
Net investment income		4.92%		4.18%		5.15%		4.76%		4.00%	5.01%^
		^		^		^		^		^	^
Portfolio Turnover		37%		37%		37%		37%		17%	17%^

										(See footnotes on last page.)

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Prospectus dated ^February 1, 2012

Financial Highlights (continued)

						California Fund

					^Period Ended September 30,

				^2009				^2008^

		Class A	^Class C		^Class I		^Class A	^Class C	^Class I(8) ^

Net asset value - Beginning of year/period	^$	9.170	^$	8.480	^$	9.170	^$ 10.620	^$ 9.810	^$	9.530^
Income (loss) from operations
		^		^		^	^	^		^
Net investment income(1)	$ 0.454		$ 0.359		$ 0.481		$ 0.456	$ 0.351	$ 0.277^
Net realized and unrealized gain (loss)		^0.757		^0.696		^0.763	^(1.411)	^(1.295)		^(0.362)^
Total income (loss) from operations	^$	1.211	^$	1.055	^$	1.244	^$ (0.955)	^$ (0.944)	^$	(0.085)^
Less distributions
		^		^		^	^	^		^
From net investment income	$ (0.441)		$ (0.345)		$ (0.464)		$ (0.450)	$ (0.341)	$ (0.275)^
From net realized gain^		—^		—^		—	^(0.045)	^(0.045)	^	—^
Total distributions	^$	(0.441)	^$	(0.345)	^$	(0.464)	^$ (0.495)	^$ (0.386)	^$	(0.275)^
Net asset value - End of year/period	^$	9.940	^$	9.190	^$	9.950	$ 9.170	^$ 8.480	^$	9.170^
		^		^		^	^	^		^
Total Return (2)		13.91%		13.01%		14.31%	(9.32)%	(9.91)%		(1.08)%(7) ^
Ratios/Supplemental Data
		^		^		^	^	^		^
Net assets, end of year/period (000’s omitted)	$ 206,762		$ 12,903		$ 2,653		$ 232,090	$ 15,667	$ 110^
Ratios (As a percentage of average daily net assets):
		^		^		^	^	^		^
Expenses excluding interest and fees		0.91%		1.66%		0.66%	0.86%	1.61%		0.63%(3)^
Interest and fee expense(4)^		0.18%^		0.18%^		0.18%	0.30%	0.30%		0.30%(3)
^		^		^		^	^	^		^
Total expenses before custodian fee reduction		1.09%		1.84%		0.84%	1.16%	1.91%		0.93%(3)^
Expenses after custodian fee reduction excluding interest and fees^		0.91%^		1.66%^		0.66%	0.84%	1.59%		0.60%(3)
^		^		^		^	^
Net investment income		5.14%		4.40%		5.35%	4.47%	3.73%		4.79%(3)
								^		^
Portfolio Turnover		21%		21%		21%	22%	22%		22%(5)^

								(See footnotes on last page.)

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Prospectus dated ^February 1, 2012

Financial Highlights (continued)

California Fund^

Year Ended September 30,^

2007^

	Class A	Class C

^	^	^
Net asset value - Beginning of year	$ 11.080	$10.250^
Income (loss) from operations^
Net investment income(1)^	$ 0.458^	$ 0.348^
Net realized and unrealized gain (loss)^	(0.280)^	(0.261)^
Total income from operations	$ 0.178	$ 0.087
Less distributions^
	^	^
From net investment income	$ (0.462)	$ (0.351)^
From net realized gain^	(0.176)	(0.176)
Total distributions	$ (0.638)	$ (0.527)
Net asset value - End of year	$ 10.620	$ 9.810
Total Return (2)^	1.61%^	0.83%^
Ratios/Supplemental Data^
Net assets, end of year (000’s omitted)^	$261,254^	$ 11,465
^	^
Ratios (As a percentage of average daily net assets):
^
Expenses excluding interest and fees	0.84%(6)	1.59%(6)^
Interest and fee expense(4)^	0.33%	0.33%
Total expenses before custodian fee reduction	1.17%(6)^	1.92%(6)^
Expenses after custodian fee reduction excluding interest and fees^	0.82%(6)^	1.57%(6)^
Net investment income^	4.22%	3.49%
Portfolio Turnover	41%	41%

(See footnotes on last page.)

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Prospectus dated ^February 1, 2012

Financial Highlights (continued)

					Massachusetts Fund

					Year Ended September 30,

		^2011			^2010			^2009

		Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I

Net asset value - Beginning of year	^$	8.870^$	8.880^$	8.870^$	8.840^$	8.850^$	8.840^$	8.050 ^$	8.050^$	8.050
Income (loss) from operations
		^	^	^	^	^	^	^	^	^
Net investment income(1)	$ 0.410 $		0.348 $	0.428 $	0.420 $	0.354 $	0.436 $	0.434	$ 0.376 $	0.450
Net realized and unrealized gain (loss)		^(0.179)	^(0.180)	^(0.181)	^0.022	^0.026	^0.023	^0.774	^0.783	^0.774
Total income (loss) from operations	^$	0.231^$	0.168^$	0.247^$	0.442^$	0.380^$	0.459^$	1.208 ^$	1.159^$	1.224
Less distributions
From net investment income	^$	(0.401)^$	(0.338)^$	(0.417)^$	(0.412)^$	(0.350)^$	(0.429)^$	(0.418)^$	(0.359)^$	(0.434)
Total distributions	^$	(0.401)^$	(0.338)^$	(0.417)^$	(0.412)^$	(0.350)^$	(0.429)^$	(0.418)^$	(0.359)^$	(0.434)
Net asset value - End of year	^$	8.700^$	8.710^$	8.700^$	8.870^$	8.880^$	8.870^$	8.840 ^$	8.850^$	8.840
		^	^	^	^	^	^	^	^	^
Total Return (2)		2.92%	2.16%	3.13%	5.26%	4.50%	5.46%	15.84%	15.10%	16.08%
Ratios/Supplemental Data
		^	^	^	^	^	^	^	^	^
Net assets, end of year (000’s omitted)	$ 163,879 $		20,018 $	12,542 $ 196,939 $		22,718 $	15,788 $ 206,922	$ 18,702 $		10,926
Ratios (As a percentage of average daily net assets):
		^	^	^	^	^	^	^	^	^
Expenses excluding interest and fees		0.77%	1.52%	0.57%	0.81%	1.55%	0.60%	0.83%	1.58%	0.63%
^		^	^	^	^	^	^	^	^	^
Interest and fee expense(4)		0.09%	0.09%	0.09%	0.10%	0.10%	0.10%	0.21%	0.21%	0.21%
		^	^	^	^	^	^	^		^
Total expenses before custodian fee reduction		0.86%	1.61%	0.66%	0.91%	1.65%	0.70%	1.04%	1.79%	0.84%
		^	^	^	^	^	^	^	^	^
Expenses after custodian fee reduction excluding interest and fees		0.77%	1.52%	0.57%	0.81%	1.55%	0.60%	0.83%	1.58%	0.63%
^		^	^	^	^	^	^	^	^	^
Net investment income		4.93%	4.18%	5.15%	4.87%	4.10%	5.06%	5.59%	4.83%	5.80%
		^	^	^	^	^	^	^	^	^
Portfolio Turnover		19%	19%	19%	12%	12%	12%	21%	21%	21%

								(See footnotes on last page.)

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Prospectus dated ^February 1, 2012

Financial Highlights (continued)

				Massachusetts Fund

				Year Ended September 30,

			^2008			^2007

		Class A		Class C	Class I	Class A	Class C^	Class I

Net asset value - Beginning of ^year	^$	9.490	^$	9.500 ^$	9.490 ^$	9.850 ^$	9.850 ^$	9.850
Income (loss) from operations
		^		^	^	^	^	^
Net investment income(1)	$ 0.428		$ 0.361	$ 0.446	$ 0.415	$ 0.342	$ 0.435
Net realized and unrealized gain (loss)		^(1.459)		^(1.473)	^(1.458)	^(0.356)	^(0.346)	^(0.356)
Total income (loss) from operations	^$	(1.031)	^$	(1.112) ^$	(1.012) ^$	0.059 ^$	(0.004) ^$	0.079
Less distributions
From net investment income	^$	(0.409)	^$	(0.338) ^$	(0.428) ^$	(0.419) ^$	(0.346) ^$	(0.439)
Total distributions	^$	(0.409)	^$	(0.338) ^$	(0.428) ^$	(0.419) ^$	(0.346) ^$	(0.439)
Net asset value - End of ^year	^$	8.050	^$	8.050 ^$	8.050 ^$	9.490 ^$	9.500 ^$	9.490
		^		^	^	^	^	^
Total Return (2)		(11.19)%		(11.99)%	(11.00)%	0.57%	(0.07)%	0.77%
Ratios/Supplemental Data
		^		^	^	^	^	^
Net assets, end of ^year (000’s omitted)	$ 211,228		$ 17,704	$ 13,042	$ 254,366	$ 17,583	$ 16,730
Ratios (As a percentage of average daily net assets):
		^		^	^	^	^	^
Expenses excluding interest and fees		0.78%		1.54%	0.58%	0.77%(6)	1.51%(6)	0.57%(6)
^		^		^	^	^	^	^
Interest and fee expense(4)		0.25%		0.25%	0.25%	0.47%	0.47%	0.47%
		^		^	^	^	^	^
Total expenses before custodian fee reduction		1.03%		1.79%	0.83%	1.24%(6)	1.98%(6)	1.04%(6)
		^		^	^	^	^	^
Expenses after custodian fee reduction excluding interest and fees		0.77%		1.52%	0.57%	0.76%(6)	1.50%(6)	0.56%(6)
^		^		^	^	^	^	^
Net investment income		4.73%		3.99%	4.93%	4.26%	3.53%	4.47%
		^		^	^	^	^	^
Portfolio Turnover		31%		31%	31%	65%	65%	65%

							(See footnotes on last page.)

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46

Prospectus dated ^February 1, 2012

Financial Highlights (continued)

					^National Fund

				Year Ended September 30,

			^2011				^2010

		Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	^$	10.020 ^$	10.020 ^$	10.020 ^$	10.020 ^$	10.040 ^$	10.050 ^$	10.050 ^$	10.040
Income (loss) from operations
		^	^	^	^	^	^	^	^
Net investment income(1)	$ 0.549	$ 0.480	$ 0.481	$ 0.565	$ 0.527	$ 0.455	$ 0.455	$ 0.552
Net realized and unrealized gain (loss)		^(0.682)	^(0.681)	^(0.682)	^(0.675)	^(0.022)	^(0.029)	^(0.029)	^(0.024)
Total income (loss) from operations	^$	(0.133) ^$	(0.201) ^$	(0.201) ^$	(0.110) ^$	0.505 ^$	0.426 ^$	0.426 ^$	0.528
Less distributions
From net investment income	^$	(0.527) ^$	(0.459) ^$	(0.459) ^$	(0.550) ^$	(0.525) ^$	(0.456) ^$	(0.456) ^$	(0.548)
Total distributions	^$	(0.527) ^$	(0.459) ^$	(0.459) ^$	(0.550) ^$	(0.525) ^$	(0.456) ^$	(0.456) ^$	(0.548)
Net asset value - End of year	^$	9.360 ^$	9.360 ^$	9.360 ^$	9.360 ^$	10.020 ^$	10.020 ^$	10.020 ^$	10.020
		^	^	^	^	^	^	^	^
Total Return(2)		(1.00)%	(1.73)%	(1.74)%	(0.75)%	5.36%	4.51%	4.51%	5.61%
Ratios/Supplemental Data
		^	^	^	^	^	^	^	^
Net assets, end of year (000’s omitted)	$2,872,630	$ 122,288	$ 932,773	$ 796,970	$3,971,060	$ 160,946	$1,281,278	$ 522,370
Ratios (As a percentage of average daily net assets):
		^	^	^	^	^	^	^	^
Expenses excluding interest and fees		0.69%	1.44%	1.44%	0.43%	0.67%	1.42%	1.42%	0.42%
		^	^	^	^	^	^	^	^
Interest and fee expense^(4)		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
		^	^	^	^	^	^	^	^
Total expenses before custodian fee reduction		0.82%	1.57%	1.57%	0.56%	0.80%	1.55%	1.55%	0.55%
Expenses after custodian fee reduction excluding interest		^	^	^	^	^	^	^	^
and fees		0.69%	1.44%	1.44%	0.43%	0.67%	1.42%	1.42%	0.42%
		^	^	^	^	^	^	^	^
Net investment income		6.04%	5.29%	5.29%	6.23%	5.45%	4.70%	4.70%	5.70%
		^	^	^	^	^	^	^	^
Portfolio Turnover		18%	18%	18%	18%	20%	20%	20%	20%

								(See footnotes on last page.)

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Prospectus dated ^February 1, 2012

Financial Highlights (continued)

					^National Fund

					Year Ended September 30,

			^2009				^2008^

		Class A	Class B	Class C	Class I^	Class A	Class B	Class C	^Class I^

Net asset value - Beginning of ^year	^$	9.060 ^$	9.060 ^$	9.060 ^$	9.060 ^$	11.490 ^$	11.490 ^$	11.490 ^$	11.490^
Income (loss) from operations
		^	^	^	^	^	^	^	^
Net investment income(1)	$ 0.527	$ 0.464	$ 0.464	$ 0.550	$ 0.533	$ 0.454	$ 0.453	$ 0.559^
Net realized and unrealized gain (loss)		^0.984	^0.992	^0.992	^0.983	^(2.431)	^(2.435)	^(2.434)	^(2.429)^
Total income (loss) from operations	^$	1.511 ^$	1.456 ^$	1.456 ^$	1.533 ^$	(1.898) ^$	(1.981) ^$	(1.981)^$	(1.870)^
Less distributions
		^	^	^	^	^	^	^	^
From net investment income	$ (0.531) $		(0.466) $	(0.466) $	(0.553)	$ (0.532)	$ (0.449)	$ (0.449)	$ (0.560)^
^
Total distributions	^$	(0.531)^$	(0.466)^$	(0.466)^$	(0.553) ^$	(0.532) ^$	(0.449) ^$	(0.449)^$	(0.560)^
^Net asset value - End of year	^$	10.040 ^$	10.050 ^$	10.050 ^$	10.040 ^$	9.060 ^$	9.060 ^$	9.060 ^$	9.060^
		^	^	^	^	^	^	^	^
^Total Return(2)		17.97%	17.18%	17.18%	18.28%	(17.03)%	(17.69)%	(17.69)%	(16.81)%^
Ratios/Supplemental Data^
^		^	^	^	^	^	^	^	^
Net assets, end of year (000’s omitted)	$4,811,295 $ 179,657		$1,367,785 $ 217,630		$3,987,956	$ 138,052	$1,143,256	$144,692^
Ratios (As a percentage of average daily net assets): ^
^
Expenses excluding interest and fees		0.70%	1.45%	1.45%	0.44%	0.64%	1.39%	1.39%	0.40%
^		^	^	^	^	^	^	^	^
Interest and fee expense(4)		0.23%	0.23%	0.23%	0.23%	0.46%	0.46%	0.46%	0.46%^
^
Total expenses before custodian fee reduction		0.93%	1.68%	1.68%	0.67%	1.10%	1.85%	1.85%	0.86%
^		^	^	^	^	^	^	^	^
Expenses after custodian fee reduction excluding interest and fees		0.70%	1.45%	1.45%	0.44%	0.63%	1.38%	1.38%	0.39%^
Net investment income ^		6.22%	5.48%	5.46%	6.47%	5.00%	4.25%	4.25%	5.26%
^		^	^	^	^	^	^	^	^
Portfolio Turnover		46%	46%	46%	46%	64%	64%	64%	64%^

								(See footnotes on last page.)

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48

Prospectus dated ^February 1, 2012

Financial Highlights (continued)

National Fund^

Year Ended September 30,

^	2007

	Class A	Class B	Class C	Class I

	^	^	^	^
Net asset value - Beginning of year	$ 11.780	$ 11.780	$ 11.780	$11.780^
Income (loss) from operations^
Net investment income(1)^	$ 0.521^	$0.434^	$ 0.431^	$ 0.549
Net realized and unrealized loss^	(0.290)	(0.290)	(0.287)	(0.289)
	^	^	^	^
Total income from operations	$ 0.231	$ 0.144	$ 0.144	$ 0.260^
Less distributions^
From net investment income^	$ (0.521)	$ (0.434)	$ (0.434)	$ (0.550)
Total distributions	$ (0.521)	$ (0.434)	$ (0.434)	$ (0.550)
Net asset value - End of year	$ 11.490	$ 11.490	$ 11.490	$ 11.490
Total Return(2)^	1.95%^	1.20%^	1.20%	2.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,647,177	$ 173,176	$1,334,054	$ 139,301
Ratios (As a percentage of average daily net assets):
^	^	^	^	^
Expenses excluding interest and fees	0.64%(6)	1.39%(6)	1.39%(6)	0.39%(6)^
Interest and fee expense(4)^	0.62%^	0.62%^	0.62%^	0.62%^
Total expenses before custodian fee reduction	1.26%(6)	2.01%(6)	2.01%(6)	1.01%(6)
^	^	^	^	^
Expenses after custodian fee reduction excluding interest and fees	0.63%(6)	1.38%(6)	1.38%(6)	0.38%(6)^
Net investment income ^	4.44%^	3.69%^	3.68%^	4.68%^
Portfolio Turnover	65%	65%	65%	65%^

Eaton Vance ^Municipal Income Funds

49

Prospectus dated ^February 1, 2012

Financial Highlights (continued)

					^New York Fund

				Year Ended September 30,

			^2011				^2010^

		Class A	^Class B ^Class C	^Class I	^Class A	^Class B		Class C	Class I

Net asset value - Beginning of ^year	^$	9.790 ^$	9.800^$	9.790^$	9.780 ^$	9.710 ^$	9.730 ^$	9.720	$ 9.710
Income (loss) from operations
		^	^	^	^	^	^	^
Net investment income(1)	$ 0.457	$ 0.387 $		0.387	$ 0.474	$ 0.453	$ 0.381	$ 0.381	$ 0.473
Net realized and unrealized gain (loss)		^(0.184)	^(0.182)	^(0.183)	^(0.172)	^0.077	^0.072	^0.072	0.065
Total income (loss) from operations	^$	0.273 ^$	0.205^$	0.204^$	0.302 ^$	0.530 ^$	0.453 ^$	0.453	$ 0.538
Less distributions
From net investment income	^$	(0.453)^$	(0.385)^$	(0.384)^$	(0.472)^$	(0.450) ^$	(0.383)^$	(0.383)	$ (0.468)
Total distributions	^$	(0.453)^$	(0.385)^$	(0.384)^$	(0.472)^$	(0.450) ^$	(0.383)^$	(0.383)	$ (0.468)
Net asset value - End of ^year	^$	9.610 ^$	9.620^$	9.610^$	9.610 ^$	9.790 ^$	9.800 ^$	9.790	$ 9.780
		^	^	^	^	^	^	^
Total Return (2)		3.10%	2.34%	2.33%	3.41%	5.70%	4.84%	4.84%	5.78%
Ratios/Supplemental Data
		^	^	^	^	^	^	^
Net assets, end of ^year (000’s omitted)	$ 254,304	$ 10,240 $		38,670	$ 15,243	$ 305,437	$ 11,328	$ 46,852	$13,409
Ratios (As a percentage of average daily net assets):
		^	^	^	^	^	^	^
Expenses excluding interest and fees		0.79%	1.54%	1.54%	0.59%	0.79%	1.54%	1.54%	0.59%
^		^	^	^	^	^	^	^
Interest and fee expense(4)		0.10%	0.10%	0.10%	0.10%	0.09%	0.09%	0.09%	0.09%
^		^	^	^	^	^	^	^
Total expenses before custodian fee reduction		0.89%	1.64%	1.64%	0.69%	0.88%	1.63%	1.63%^ 0.68%^
		^	^	^	^	^	^	^
Expenses after custodian fee reduction excluding interest and fees		0.79%	1.54%	1.54%	0.59%	0.79%	1.54%	1.54%	0.59%
^		^	^		^	^	^	^
Net investment income		4.95%	4.19%	4.19%^	5.13%	4.75%	3.99%	3.99%	4.95%
					^	^	^	^
Portfolio Turnover		6%	6%	6%^	6%	14%	14%	14%	14%

								(See footnotes on last page.)

Eaton Vance ^Municipal Income Funds

50

Prospectus dated ^February 1, 2012

Financial Highlights (continued)

								^New York Fund

							Year Ended September 30,

				^2009						^2008

		Class A	^Class B		^Class C			Class I	Class A	Class B	Class C^	Class I(8)

Net asset value - Beginning of year/period	^$	8.850	^$	8.870	^$	8.860	^$	8.850	$ 10.400	$10.420	$10.400	$ 9.340
Income (loss) from operations
		^		^		^		^
Net investment income(1)	$ 0.459		$ 0.396		$ 0.395		$ 0.481		$ 0.471	$ 0.397	$ 0.396	$ 0.290
Net realized and unrealized gain (loss)		^0.857		^0.856		^0.857		^0.852	(1.563)	(1.566)	(1.556)	(0.504)
Total income (loss) from operations	^$	1.316	^$	1.252	^$	1.252	^$	1.333	$ (1.092)	$ (1.169)	$ (1.160)	$(0.214)
Less distributions
From net investment income	^$	(0.456)	^$	(0.392)	^$	(0.392)	^$	(0.473)	$ (0.458)	$ (0.381)	$ (0.380)	$(0.276)
Total distributions	^$	(0.456)	^$	(0.392)	^$	(0.392)	^$	(0.473)	$ (0.458)	$ (0.381)	$ (0.380)	$(0.276)
Net asset value - End of year/period	^$	9.710	^$	9.730	^$	9.720	^$	9.710	$ 8.850	$ 8.870	$ 8.860	$ 8.850
		^		^		^		^
Total Return (2)		15.77%		14.87%		14.88%		16.00%	(10.86)%	(11.53)%	(11.46)%	(2.51)%(7)
Ratios/Supplemental Data
		^		^		^		^
Net assets, end of year/period (000’s omitted)	$ 332,257		$ 11,064		$ 43,214		$ 1,672		$319,101	$10,552	$32,684	$ 227
Ratios ^(as a percentage of average daily net assets):
		^		^		^
Expenses excluding interest and fees		0.83%		1.58%		1.58%		0.63%	0.78%	1.53%	1.53%	0.61%(3)
^		^		^		^		^
Interest and fee expense(4)		0.19%		0.19%		0.19%		0.19%	0.38%	0.38%	0.38%	0.38%(3)
		^		^		^		^
Total expenses before custodian fee reduction		1.02%		1.77%		1.77%		0.82%	1.16%	1.91%	1.91%	0.99%(3)
Expenses after custodian fee reduction excluding interest and		^		^		^		^
fees		0.83%		1.58%		1.58%		0.63%	0.77%	1.52%	1.52%	0.58%(3)
^		^		^		^		^
Net investment income		5.42%		4.68%		4.65%		5.61%	4.71%	3.96%	3.97%	5.09%(3)
		^		^		^		^
Portfolio Turnover		44%		44%		44%		44%	45%	45%	45%	45%(5)

											(See footnotes on last page.)

Eaton Vance ^Municipal Income Funds

51

Prospectus dated ^February 1, 2012

Financial Highlights (continued)

	^New York Fund

	Year Ended September 30,

		^2007

	^Class A	^Class B	Class C

Net asset value - Beginning of year	$ 10.750	$10.760	$10.750
Income (loss) from operations
Net investment income(1)	$ 0.466	$ 0.386	$ 0.383
Net realized and unrealized loss	(0.305)	(0.295)	(0.302)
Total loss from operations	$ 0.161	$ 0.091	$ 0.081
Less distributions
From net investment income	$ (0.458)	$ (0.378)	$ (0.378)
From net realized gain	(0.053)	(0.053)	(0.053)
Total distributions	$ (0.511)	$ (0.431)	$ (0.431)
Net asset value - End of year	$ 10.400	$10.420	$10.400
Total Return (2)	1.50%	0.83%	0.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$400,671	$11,439	$31,131
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%(6)	1.51%(6)	1.51%(6)
Interest and fee expense(4)	0.48%	0.48%	0.48%
Total expenses before custodian fee reduction	1.25%(6)	1.99%(6)	1.99%(6)
Expenses after custodian fee reduction excluding interest and fees	0.75%(6)	1.50%(6)	1.50%(6)
Net investment income	4.39%	3.63%	3.62%
Portfolio Turnover	35%	35%	35%

		(See footnotes on last page.)

Eaton Vance ^Municipal Income Funds

52

Prospectus dated ^February 1, 2012

Financial Highlights (continued)

					^Ohio Fund

				^Period Ended September 30,

		^2011			^2010			^2009

	^Class A		Class C	Class I	Class A	^Class C	Class I(9)	Class A	Class C

Net asset value - Beginning of year/period	^$	9.140 ^$	9.140 ^$	9.140 ^$	9.150 ^$	9.150 ^$	8.960 ^$	8.140 ^$	8.130^
Income (loss) from operations
		^	^	^	^	^	^	^	^
Net investment income(1)	$ 0.383	$ 0.319	$ 0.400	$ 0.378	$ 0.311	$ 0.061	$ 0.381	$ 0.320^
Net realized and unrealized gain (loss)		^(0.353)	^(0.353)	^(0.343)	^(0.013)	^(0.011)	^0.180	^1.008	^1.017^
Total income (loss) from operations	^$	0.030 ^$	(0.034) ^$	0.057 ^$	0.365 ^$	0.300 ^$	0.241 ^$	1.389 ^$	1.337^
Less distributions
From net investment income	^$	(0.380) ^$	(0.316) ^$	(0.397) ^$	(0.375) ^$	(0.310) ^$	(0.061) ^$	(0.379)^$	(0.317)^
Total distributions	^$	(0.380) ^$	(0.316) ^$	(0.397) ^$	(0.375) ^$	(0.310) ^$	(0.061) ^$	(0.379)^$	(0.317)^
Net asset value - End of year/period	^$	8.790 ^$	8.790 ^$	8.800 ^$	9.140 ^$	9.140 ^$	9.140 ^$	9.150 ^$	9.150^
		^	^	^	^	^	^	^	^
Total Return (2)		0.54%	(0.21)%	0.74%	4.17%	3.42%	2.81%(7)	17.71%	16.98%^
Ratios/Supplemental Data
		^	^	^	^	^	^	^	^
Net assets, end of year/period (000’s omitted)	$ 178,802	$ 21,580	$ 4,486	$ 247,554	$ 30,641	$ 1	$ 267,068	$ 29,388^
Ratios (As a percentage of average daily net assets):
		^	^	^	^	^	^	^	^
Expenses excluding interest and fees		0.76%	1.51%	0.56%	0.76%	1.51%	0.57%(3)	0.80%	1.55%^
^		^	^	^		^	^		^
Interest and fee expense(4)		0.03%	0.03%	0.03%	0.02%^	0.02%	0.02%(3)	0.08%	0.08%^
^				^	^		^
Total expenses(10)		—	—	0.59%	—	—	0.59%(3)	—	—^
		^	^	^	^	^	^	^	^
Total expenses before custodian fee reduction		0.79%	1.54%	—	0.78%	1.53%	—	0.88%	1.63%^
		^	^	^	^	^	^	^	^
Expenses after custodian fee reduction excluding interest and fees		0.76%	1.51%	—	0.76%	1.51%	—	0.80%	1.55%^
^		^	^	^	^	^	^	^	^
Net investment income		4.48%	3.72%	4.66%	4.23%	3.47%	4.19%(3)	4.66%	3.92%^
		^	^	^	^	^	^	^	^
Portfolio Turnover		6%	6%	6%	6%	6%	6%(11)	10%	10%^

								(See footnotes on last page.)

Eaton Vance ^Municipal Income Funds

53

Prospectus dated ^February 1, 2012

Financial Highlights (continued)

			^Ohio Fund

		Year Ended September 30,

	^2008			^2007

	Class A	^Class C	^Class A	^Class C^

Net asset value - Beginning of ^year	^$9.240	^$	9.240 ^$	9.450 ^$	9.440^
Income (loss) from operations
	^		^	^	^
Net investment income(1)	$ 0.384	$ 0.316	$ 0.382	$ 0.310^
Net realized and unrealized gain (loss)	^(1.108)		^(1.118)	^(0.197)	^(0.186)^
Total income (loss) from operations	^$(0.724)	^$	(0.802) ^$	0.185 ^$	0.124^
Less distributions
From net investment income	^$(0.376)	^$	(0.308) ^$	(0.395) ^$	(0.324)^
Total distributions	^$ (0.376)	^$	(0.308) ^$	(0.395) ^$	(0.324)^
Net asset value - End of ^year	^$8.140	^$	8.130 ^$	9.240 ^$	9.240^
	^		^	^	^
Total Return (2)	(8.09)%		(8.91)%	1.98%	1.32%^
Ratios/Supplemental Data
	^		^	^	^
Net assets, end of ^year (000’s omitted)	$ 251,447	$ 30,157	$ 274,850	$30,804^
Ratios (As a percentage of average daily net assets):
	^		^	^	^
Expenses excluding interest and fees	0.77%		1.52%	0.77%(6)	1.52%(6)
^	^		^	^	^
Interest and fee expense(4)	0.20%		0.20%	0.31%	0.31%^
	^		^	^	^
Total expenses before custodian fee reduction	0.97%		1.72%	1.08%(6)	1.83%(6)
	^		^	^	^
Expenses after custodian fee reduction excluding interest and fees	0.75%		1.50%	0.74%(6)	1.49%(6)
^	^		^	^	^
Net investment income	4.28%		3.53%	4.09%	3.33%^
	^		^	^	^
Portfolio Turnover	30%		30%	39%	39%^

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Annualized.
(4)	^Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I to the Fund’s audited financial statements).
(5)	^For the year ended September 30, 2008^ for the California Fund and New York Fund.
(6)

^The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% for each Fund of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Not annualized.
(8)	For the period from the California Fund’s and New York Fund’s Class I commencement of operations on March 3, 2008 to September 30, 2008.
(9)	For the period from the Ohio^ Fund’s Class I commencement of operations on August 3, 2010 to September 30, 2010.
(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(11)	For the year ended September 30, 2010.

Eaton Vance ^Municipal Income Funds

54

Prospectus dated ^February 1, 2012

More Information

About the ^Funds: More information is available in the Statement of Additional Information. The Statement ofAdditionalInformationisincorporatedbyreferenceintothisProspectus.AdditionalinformationabouteachFund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon ^Inves^tment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	^4400 Computer Drive	Monday Friday
Providence, RI 02940-9653	Westborough, MA 01581	8 a.m. - 6 p.m. ET

The Funds^’ Investment Company Act No. is 811-04409.	TFC2/1P
^
© 201^2 Eaton Vance Management
197-2/12

^

STATEMENT OF ADDITIONAL INFORMATION February 1, 201^2

Eaton Vance California Municipal Income Fund
Class A Shares - EACAX     Class^ C Shares - ECCAX     Class I Shares - EICAX

Eaton Vance Massachusetts Municipal Income Fund
Class A Shares - ETMAX     Class C Shares - ECMMX     Class I Shares ^- EIMAX

Eaton Vance ^National Municipal Income Fund
Class A Shares - EANAX     Class B Shares - EVHMX     Class C Shares - ECHMX     Class I Shares
- EIHMX

Eaton Vance New York Municipal Income Fund
Class A Shares - ETNYX     Class B Shares - EVNYX     Class C Shares - ECNYX     Class I Shares
- EINYX

Eaton Vance Ohio Municipal Income Fund
Class A Shares - ETOHX     Class C Shares - ECOHX     Class I Shares - EIOHX^

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds. Each Fund is a non-diversified (except for National Municipal Income Fund which is diversified), open-end management investment company. Each Fund is a series of Eaton Vance Municipals Trust (the “Trust”) . Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:
	Page			Page
		^
Strategies and Risks^	3		Sales Charges^	21
		^
Investment Restrictions^	5		Performance ^	23
		^
Management and Organization^	7		Taxes^	25
		^
Investment Advisory and Administrative Services ^	15		Portfolio Securities Transactions^	32
		^
Other Service Providers^	18		Financial Statements^	34
		^
Calculation of Net Asset Value^	19		Additional Information About Investment Strategies^	35
^		^
Purchasing and Redeeming Shares^	20

	Page		Page

Appendix A: Class A Fees, Performance and Ownership^	66	Appendix E: State Specific Information	79
Appendix B: Class B Fees, Performance and Ownership ^	70	Appendix F: Ratings ^	112
Appendix C: Class C Fees, Performance and Ownership ^	72	Appendix G: Eaton Vance Funds Proxy Voting Policy and Procedures ^	121
Appendix D: Class I Performance and Ownership ^	76	Appendix H: Adviser Proxy Voting Policies and Procedures ^	123

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated February 1, 201^2 , as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

^

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodities Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the
Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Portfolio” means a registered investment company sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets;

“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance Municipals Trust, of which the Fund is a series.

STRATEGIES AND RISKS^

The Fund prospectus identifies the types of investments the Fund will invest in principally in seeking its investment objective and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. If applicable, “Fund” as used herein and under “Additional Information About Investment Strategies” refers to each Fund listed in the table below. Information about various investment types and practices and the associated risks is included in this SAI under “Additional Information about Investment Strategies”.^

Investment Type^	Permitted for or Relevant to the Funds^
Asset-Backed Securities (“ABS”)^
Auction Rate Securities^	✓
Build America Bonds^	✓
Call and Put Features on Obligations^	✓
Cash Equivalents^	✓
Collateralized Mortgage Obligations (“CMOs”)^
Commercial Mortgage-Backed Securities (“CMBS”)^^
Commodity-Related Investments^
Common Stocks^
Convertible Securities^
Credit Linked Securities^	✓
Derivative Instruments and Related Risks^	✓
Direct Investments^

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Investment Type^	Permitted for or Relevant to the Funds^
Emerging Market Investments^
Equity Investments^
Equity Linked Securities^
Exchange-Traded Funds (“ETFs”)^
Exchange-Traded Notes (“ETNs”)^
Fixed-Income Securities^	✓
Foreign Currency Transactions^
Foreign Investments^
Forward Foreign Currency Contracts^^
Forward Rate Agreements^	✓
Futures Contracts^	✓
Health Sciences Companies^
High Yield Securities^	✓
Hybrid Instruments^
Illiquid Securities^	✓
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds	✓
Junior Loans
Liquidity or Protective Put Agreements	✓
Master Limited Partnerships (“MLPs”)
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)	✓
Municipal Obligations	✓(1)(2)
Option Contracts	✓
Pooled Investment Vehicles
Preferred Securities
Real Estate Investment Trusts (“REITs”).
Repurchase Agreements
Residual Interest Bonds	✓
Reverse Repurchase Agreements
Royalty Bonds
Securities with Equity and Debt Characteristics
Senior Loans
Short Sales
Smaller Companies
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	✓
Swaptions
Trust Certificates
U.S. Government Securities	✓
Unlisted Securities	✓

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Investment Type^	Permitted for or Relevant to the Funds^
Utility and Financial Service Companies
Variable Rate Obligations	✓
Warrants
When-Issued Securities, Delayed Delivery and Forward Commitments	✓
Zero Coupon Bonds	✓
Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Funds
Asset Coverage	✓
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	✓
Diversified Status	✓(3)
Dividend Capture Trading
Duration	✓
Events Regarding FNMA and FHLMC
Fund Investing in a Portfolio
Investments in the Subsidiary
Loan Facility
Participation in the ReFlow Liquidity Program	✓
Portfolio Turnover	✓
Securities Lending	✓
Short-Term Trading	✓
Tax-Managed Investing

(1)

Funds that seek to avoid state income taxes invest a significant portion of their assets in obligations issued by issuers in a particular state. The Funds also may invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam and invest to a more limited extent in obligations issued by the N. Mariana Territories and American Samoa. The risks associated with investing in municipal obligations of issuers of a particular state or U.S. territory are described under “Risks of Concentration” in an appendix to this SAI.

(2)

As stated in the prospectus, the Fund has policies relating to the investment of securities in certain credit rating categories. The Fund may retain an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa and BBB will be no more than 35% of net assets and holdings rated below B will be no more than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed the foregoing limitations, the investment adviser will (in an orderly fashion and within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations.

(3)	Applies to National Fund only. All other Funds are non-diversified

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: ^(a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or^ (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

The following applies to all Funds except the National Fund:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(3)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

(4)

Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

(5)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
(6)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

^

The following applies to the National Fund only:^

(1)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)

Purchase any securities or evidences of interest there on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;
(4)

Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(5)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(6)

Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities; or

(7)

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

In connection with Restriction (1)(in the case of the State Funds) and (5)(in the case of the National Fund) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding its investment policies and restrictions, each Fund may, in compliance with the requirements of the 1940 Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.^

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by each Fund. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders. Each Fund will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do

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SAI dated ^February 1, 2012

not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers . As discussed in the ^Prospectus and this SAI, a Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, utilities and industrial development bonds.

For purposes of a Fund ’s investment restrictions and diversification status, the determination of the “issuer” of any obligation, including residual interest bonds, will be made by the Fund ’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations .AFund^’s investments in residual interest bonds and similar securities described in the ^Prospectus and this SAI will not be considered borrowing for the purposes of a Fund^’s restrictions on borrowing described herein and in the ^Prospectus.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust . The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust , as that term is defined under the 1940 Act.

The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios
in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)
Interested Trustee
THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC,	^	Director of EVC.
1958			Director and President of EV, Chief Executive Officer and	180
President of Eaton Vance and BMR, and Director of EVD.
Trustee and/or officer of ^180 registered investment
companies and 1 private investment company managed by
Eaton Vance or BMR. Mr. Faust is an interested person
because of his positions with BMR, Eaton Vance, EVC, EVD
and EV, which are affiliates of the Trust .
Noninterested Trustees

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SAI dated ^February 1, 2012

Number of Portfolios
in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)
SCOTT E. ESTON	Trustee	Since 2011	Private investor. Formerly held various positions at	180	None
1956			Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment
management firm) (1997-2009), including Chief Operating
Officer (2002-2009), Chief Financial Officer (1997-2009)
and Chairman of the Executive Committee (2002-2008);
President and Principal Executive Officer, GMO Trust
(open-end registered investment company) (2006-2009).
Former Partner, Coopers and Lybrand L.L.P. (now
PricewaterhouseCoopers) (public accounting firm)
(1987-1997).
BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business	^	None
1963			Administration and Finance Unit Head, Harvard University	180
Graduate School of Business Administration.
ALLEN R. FREEDMAN	Trustee	Since 2007	Private ^Investor. Former Chairman (2002-2004) and a	^	^
1940			Director (1983-2004) of Systems & Computer Technology	180	Director of Stonemor Partners
			Corp. (provider of software to higher education). Formerly, a		L.P. (owner and operator of
			Director of Loring Ward International (fund distributor)		cemeteries). Formerly, Director
			(2005-2007). ^Former Chairman and a Director of Indus		of Assurant, Inc. (insurance
			International, Inc. (provider of enterprise management		provider) (1979-2011).
software to the power generating industry) (2005-2007).
Former Chief Executive Officer of Assurant, Inc. (insurance
provider) (1979-2000).
WILLIAM H. PARK	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial	^	None
1947			Officer, Aveon Group, L.P. (^investment management firm)	180
(^2010-2011). Formerly, Vice Chairman, Commercial
Industrial Finance Corp. (specialty finance company)
(2006-2010). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment
management firm) (2002-2005). Formerly, Executive Vice
President and Chief Financial Officer, United Asset
Management Corporation ^(investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse
(now PricewaterhouseCoopers) (an independent registered
public accounting firm) (1972-1981).
RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^	None
1940			Formerly, Deputy Assistant Secretary (Tax Policy) and	180
Assistant Secretary (Tax Policy), U.S. Department of the
Treasury (1983-1985). Formerly, Chief of Staff, Joint
Committee on Taxation, U.S. Congress (1988-1990).
HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston	^	Formerly, Director of BJ’s
1948			College. Formerly, Dean, Carroll School of Management,	180	Wholesale Club, Inc. (wholesale
			Boston College (2000-2002). Formerly, Chief Investment		club retailer) (2004-2011).
			Officer, Fixed Income, Scudder Kemper Investments		Formerly, Trustee of SPDR Index
			(investment management firm) (1998-1999). Formerly,		Shares Funds and SPDR Series
			Chief Investment Officer, Equity and Fixed Income, Colonial		Trust (exchange traded funds)
			Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks)
(2007-2009).
LYNN A. STOUT	Trustee	Since 1998	^	^	None
1957			Paul Hastings Professor of Corporate and Securities Law	180
(since 2006) and Professor of Law (2001-2006), University
of California at Los Angeles School of Law.

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SAI dated ^February 1, 2012

Number of Portfolios
in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)
HARRIETT TEE TAGGART	Trustee	Since 2011	Managing Director, Taggart Associates (a professional	180	Director of Albemarle
1948			practice firm). Formerly, Partner and Senior Vice President,		Corporation (chemicals
			Wellington Management Company, LLP (investment		manufacturer) (since 2007) and
			management firm) (1983-2006).		The Hanover Group (specialty
property and casualty insurance
company) (since 2009).
Formerly, Director of Lubrizol
Corporation (specialty
chemicals) (2007-2011).
RALPH F. VERNI	Chairman of the	Chairman of the Board	Consultant and private investor. Formerly, Chief Investment	^	None
1943	Board and	since 2007 and Trustee	Officer (1982-1992), Chief Financial Officer (1988-1990)	180
	Trustee	since 2005	and Director (1982-1992), New England Life. Formerly,
Chairperson, New England Mutual Funds (1982-1992).
Formerly, President and Chief Executive Officer, State Street
Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds
(1992-2000). Formerly, Director, W.P. Carey, LLC
(1998-2004) and First Pioneer Farm Credit Corp.
(2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)

During their respective tenures, the Trustees (except for Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income ^Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees

Term of Office and
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
THOMAS M. METZOLD	President	Since 2010	Vice President of Eaton Vance and BMR. Officer of ^29 registered investment companies
1958			managed by Eaton Vance or BMR.
^	Vice President	^	Chief Income Investment Officer of EVC. Vice President of Eaton Vance and BMR. Officer of
PAYSON F. SWAFFIELD		Since 2011	^130 registered investment companies managed by Eaton Vance or BMR.
1956
^	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
BARBARA E. CAMPBELL			managed by Eaton Vance or BMR.
1957
MAUREEN A. GEMMA	Vice President, Secretary and	Vice President since 2011,	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1960	Chief Legal Officer	Secretary since 2007 and Chief	managed by Eaton Vance or BMR.
Legal Officer since 2008
PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1953			managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ^ten Trustees, including ^nine Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other

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functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally .

^Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of ^each Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of ^each Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board^’s various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of ^the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function .

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

Scott E. Eston. Mr. Eston has served as a Trustee in the Eaton Vance Group of Funds since 2011. He currently serves on the investment and advisory board of the BAC Seed Fund, a real estate investment firm, and is also a member of Michigan State University’s Financial Management Institute Advisory Board. From 1997 through 2009, Mr. Eston served in several capacities at Grantham,

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Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was a partner at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers).

Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

Thomas E. ^Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007). He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School. Mr. Faust has been a Chartered Financial Analyst since 1988.

Allen R. Freedman^. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of ^Stonemor Partners L.P. where he also serves as the Chair of the Audit Committee and ^a member of the Trust and Compliance Committee. Mr. Freedman was previously a Director of Assurant, Inc. from 1979-2011, a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also ^served as a Director of the Fortis Mutual Funds and First Fortis Life Insurance Company. He remains a Director of Union Security Life Insurance Company of New York, successor to First Fortis. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

William H. ^Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. ^Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. ^from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald ^A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990. Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service. He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

Helen Frame Peters^. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and ^was formerly Dean of ^Carroll School of Management from 2000-2002. Ms. Peters was ^previously a Director of ^BJ’s Wholesale Club, Inc. from 200^4-20^11. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.^

Harriett Tee Taggart. Ms. Taggart has served as a Trustee in the Eaton Vance Group of Funds since 2011. She currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albermarle Corporation, a specialty chemical company. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.^

Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from

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SAI dated ^February 1, 2012

1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006. Mr. Verni has been a Chartered Financial Analyst since 1977.^^

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Taggart, and Messrs. Eston, Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended September 30, 2011, the Governance Committee convened seven times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair), Eston and Verni, and Mmes. Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund ’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund ’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund ’s compliance with legal and regulatory requirements that relate to each Fund ’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended September 30, ^2011, the Audit Committee convened ^ fifteen times .

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Mmes. Peters and Taggart are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds , including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds^ or investors therein ; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended September 30, ^2011, the Contract Review Committee convened ^nine times.

Messrs. Esty (Chair) and Freedman, and Mmes. Peters and Taggart are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds ; and (iii) assist the Board of Trustees in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended September 30, ^2011, the Portfolio Management Committee convened ^eight times.

Messrs. Pearlman (Chair) and ^Eston, and Ms. Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds ; (ii) serve as a liaison between the Board of Trustees and the Funds’ CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended September 30, ^2011, the Compliance Reports and Regulatory Matters Committee convened ^ten times.

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SAI dated ^February 1, 2012

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2011.

Dollar Range of Equity Securities Owned by
	Scott E.	^							Harriett Tee
	Eston(2)(4)	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Taggart(2)(4)	Ralph F.
Fund Name^		Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2)	Stout(2)^		Verni(2)
California Fund	None	None	None^	None	None	None	None	None	None	None
	^	$50,001 -	$10,001 -
Massachusetts Fund	None	$100,000	$50,000	None	None	None	None	None	None	$10,001 - $50,000
^		$50,001 -	$10,001 -
National Fund	None	$100,000	$50,000	None	None	None	None	None	None	None
^
New York Fund	None	None	None^	None	None	None	None	None	None	None
^
Ohio Fund	None	None	None^	None	None	None	None	None	None	None
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance	^
Family of Funds	None	over $100,000	over $100,000^	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000(3)	None	over $100,000(3)

(1)	Interested Trustee
(2)	Noninterested Trustees
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.
(4)	Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011.

As of December 31, ^2011, no Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2010 and December 31, ^2011, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)

Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2010 and December 31, ^2011, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Noninterested Trustees ^may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested ^in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income ^of a participating fund or portfolio, and ^do not ^require that a participating Trustee ^be retained. There is no retirement plan for Trustees .

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust .) During the fiscal year ended September 30, ^2011, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust . For the year ended December 31, ^2011, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Scott E.	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Harriett Tee	Ralph F.
Source of Compensation	Eston	Esty	Freedman	Park	Pearlman	Peters^	Stout	Taggart	Verni
	^	^	^	^	^	^	^
Trust(2)	$ 18,591	$ 20,192	$ 19,006	$ 20,192	$ 20,192	$ 18,591	$ 20,192	$ 18,591	$ 28,094
	^	^	^	^	^	^
Trust and Fund Complex(1)	$232,500	$252,500	$237,500	$252,500	$252,500	$232,500	$252,500(3)^	$232,500	$351,250(4)

(1)

As of February 1, 201^2, the Eaton Vance fund complex consists of ^180 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010^. For the calendar year ended December 31, 2011, Ms. Steiger received $35,000 from the Trust and Fund Complex. Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011, and thus the compensation figures listed for the Trust and Trust and Fund Complex are estimated based on the amounts each would have received if they had been Trustees for the full fiscal year and 2011 calendar year.

(2)	The Trust consisted of ^24 Funds as of September 30, 201^1.
(3)	Includes $45,000 of deferred compensation.
(4)	Includes ^$171,250 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on September 30, 1985 and is operated as an open-end management investment company. ^The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by ^the approval of ^a majority of the Trustees then in office, to be followed by a written notice to^ shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies , see Appendix G and Appendix H, respectively . Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory ^Services. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust ’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Fund and what portion, if any, of the Fund ’s assets will be held uninvested. ^The Investment Advisory Agreement on behalf of the Funds requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser^’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser, see the ^Prospectus. The following table sets forth the net assets of each Fund and the advisory fees for the three fiscal years ended September 30, 201^1.

			Advisory Fee for Fiscal Years Ended
Fund	Net Assets at ^9/30/11	^9/30/11	^9/30/10	^9/30/09
	^	^	^	^
California	$ 173,011,014	$ 834,965	$ 970,416	$ 1,035,734
	^	^	^	^
Massachusetts	196,438,938	845,250	1,031,595	1,055,395
^	^	^	^	^
National	4,724,662,155	17,191,017	20,123,372	19,010,594
^	^	^	^	^
New York	318,457,592	1,430,582	1,601,637	1,553,103
^	^	^	^	^
Ohio	204,868,615	933,607	1,162,331	1,228,495

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually^ (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund . Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees ^or either party, or by vote of the majority of the outstanding voting securities of the Fund , and ^each Agreement will terminate automatically in the event of its assignment . Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence ^or^ reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Information About BMR and Eaton Vance^. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance . EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, ^Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser , principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund ) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund. The following tables show, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Cynthia J. Clemson
	^	^
Registered Investment Companies	10	$2,437.1	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

Craig Brandon
	^	^
Registered Investment Companies	13	$1,539.1	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
^
Thomas M. Metzold
	^	^
Registered Investment Companies	8	$6,566.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
		^
Other Accounts	0	$0	0	$0

William H. Ahern, Jr.
Registered Investment Companies	13	$3,114.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$ 21.9	0	$0

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The following table shows the dollar value of shares of a Fund beneficially owned by its portfolio manager as of the Fund’s most recent fiscal year ended ^September 30, 2011 and in the Eaton Vance Family of Funds as of ^December 31, 2011. The purpose of each Fund is to provide tax-exempt income to persons subject to taxation in a particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, Fund shares are not registered for sale in the state of the portfolio manager’s residence.

Aggregate Dollar Range of Equity
Fund Name and	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
California Fund
Cynthia J. Clemson	None	over $1,000,000
Massachusetts Fund
^
Craig R. Brandon	None	$500,001 - $1,000,000
^
National Fund
^	^	^
Thomas M. Metzold	over $1,000,000	over $1,000,000
^
New York Fund
^
Craig R. Brandon	None	$500,001 - $1,000,000
^
Ohio Fund
^		^
William H. Ahern, Jr.	None	$500,001 - $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR . Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund . Under ^the Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds . Each Fund ^pays a pro rata share of such fee. For the fiscal year ended September 30, ^2011, the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:

		^	^	^
California	Massachusetts	National	New York	Ohio
^	^	^	^	^
$3,977	$4,063	$83,329	$7,923	$5,851

Expenses. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator ). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD.

Custodian. State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund. State Street has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund , providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. BNY Mellon ^Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of ^the Fund is ^determined by State Street (as agent and ^custodian) by subtracting the liabilities of the Fund from the value of its total assets. ^The Fund ^is closed for business and will not ^issue a net asset value on the following business holidays and any other business day that the New York Stock Exchange (the “Exchange”) is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.^

The Board of Trustees has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.

•	Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.
•	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.
•	Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.
•

Most seasoned fixed-rate 30 year MBS are valued by Eaton Vance using a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

•	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.
•

Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

•	Precious metals are valued are valued at the New York Composite mean quotation.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

•	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.
•

Valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund. As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by^ (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance ^funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares , and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750 . Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares . No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.^^

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform , (4) to officers and employees of ^a Fund’s custodian and ^transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the Re^flow liquidity program are also not subject to the minimum investment amount.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to^ (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears . For the distribution and service fees paid by Class A shares, see Appendix ^A.

The Trust also has in effect a compensation-type Distribution ^Plan (the “Class B and Class ^C Plans”) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

0.80% (0.75% for the California and National Funds) of the purchase price of Class C shares, and an up-front service fee of 0.20% (0.25% for the California and National Funds) on Class C shares . Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.^

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.20% (0.25% for the California and National Funds) of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.20% (0.25% for the California and National Funds) of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.^^

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. Because payments to the principal underwriter under a Plan are limited, uncovered distribution charges, if applicable, (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, if applicable, see Appendix A, Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 23, 1997^ (on June 16, 2003 for the California and New York Funds Class C Plan and on November 14, 2005 for the Ohio ^Fund Class C Plan) Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes^ (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that^ (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix ^D.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes .

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure . Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. ^Actual yield may be affected by variations in sales charges on investments .^ A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state and local (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

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Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers) . These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

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Historical portfolio holdings information:^ From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The Funds , the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds . The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund . However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds .

TAXES^

The following is a summary of some of the tax consequences affecting the Fund and its shareholders. The summary does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund. ^

Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year end. ^

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as partnerships for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) for taxable years beginning before January 1, 2013^, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions. ^

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions. ^

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.^

Taxation of the Portfolio. If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.^

Taxation of the Subsidiary. To the extent described in the prospectus, the Fund may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private ruling relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.^

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund. ^

Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI. ^

Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. The Fund may elect to accrue market discount income on a daily basis.^

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced

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in the future. As a result of any such future legislation, the availability of municipal obligations for investment by ^the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after ^the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.^

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. ^

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise. ^

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain. ^

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term

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capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered. ^

Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.^

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.^

Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.^

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

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U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (REITs).  Any investment by the Fund in equity securities of a REIT qualifying as such under  Subchapter M of the Code may result in the Fund‘s receipt of cash in excess of the REIT‘s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of all distributions annually as required by applicable rules and regulations. The maximum rates for ordinary income and short-term capital gain are currently 35% and are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013; for long-term gains the maximum rate is currently 15% and is scheduled to increase to 20% for taxable years beginning on or after January 1, 2013.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

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Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

QualifiedDividendIncome.For the taxable years beginning on or before December 31, 2012, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual

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retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Redemption or Exchange of Fund Shares. Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012. ^

Back-Up Withholding for U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability. ^

Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2012^^, properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general,

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SAI dated ^February 1, 2012

furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. ^

Distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. ^

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.^

Compliance with the HIRE Act. Beginning with payments made after December 31, 2013, the Code will impose a U.S. withholding tax of 30% on payments (including, beginning with payments made after December 31, 2014, gross proceeds) that are attributable to certain U.S. investments and made to certain non-U.S. financial institutions, including non-U.S. investment funds, and other non-U.S. persons that fail to comply with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors and/or accountholders. These payments could include U.S.-source dividends and the gross proceeds from the sale or other disposition of stock that can produce U.S.-source dividends. Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund. ^

Requirements of Form 8886. Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions. ^

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.^

Changes in Taxation. The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS. ^

^

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by BMR, each Fund^’s investment adviser . Each Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions,

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

and the amount of the spread or commission, if any . In addition, the investment ^adviser’s obligation to seek best overall execution for a Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made ^on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the 1934 Act. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services , and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the 1934 Act.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The investment companies sponsored by the investment adviser or its affiliates ^also may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Municipal ^Obligations considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example:^ (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during each of the three fiscal years ended September 30, 2011, 2010^ and 200^9, respectively , as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund	^9/30/11	^9/30/10	^9/30/09	^9/30/11	^9/30/11
	^	^	^
California	$ 3,177	$ 4,113	$ 6,734	$0	$0
	^	^	^
Massachusetts	3,594	6,738	14,595	0	0
^	^	^	^
National	199,520	259,200	486,500	0	0
^	^	^	^
New York	9,819	10,934	17,234	0	0
^	^	^	^
Ohio	5,709	8,977	13,325	0	0

As of September 30, ^2011, each Fund held no securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for ^each Fund appear in ^its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Funds listed below for the fiscal year ended September 30, 2011, as previously filed electronically with the SEC:

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
(Accession No. 0000950123-11-100449

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds and participation in revolving credit facilities.

Asset-Backed Securities (ABS)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities usually normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other US registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases and settle transactions). The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance mutual funds have access. The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility. The credit facility is subject to an annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligation. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility. Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to federal income, state income and/or other taxes. Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (CMOs)

CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization class and target amortization classes and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMS generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (CMBS)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities which underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities.

Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument (such as securities, commodities, indices, or market indicators) Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”). Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

Over-the-counter (“OTC”) derivative instruments involve an additional risk in that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein. Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations. FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed. No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (ETFs)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (ETNs)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents)While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposed of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or country, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the risk of loss. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Unless other provided in the Fund’s prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Contracts

See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or on-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Fund Investing in a Portfolio

The Board of Trustees of the Trust may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein. Future contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board. Under current regulation, the Fund has claimed an exemption from registration as a commodity pool operator (“CPO”) with the CFTC and therefore is not subject to CFTC CPO regulation.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.

High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk. High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing. They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments. Also, their yields and market values may fluctuate more than higher rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments.

Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein. Index securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”) are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

Junior Loans, which may be purchased either in the form of an assignment or a loan participation are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $640 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.60% on its outstanding borrowings for the administration of the program and an annual fee of 0.45% on the total commitment amount, as well as interest on advances under the program.

Master Limited Partnerships (MLPs)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (MBS)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S.

Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

GNMA Certificates and FNMA Mortgage- Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates. See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, a Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (MLOs)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. The investment adviser will consider a MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

Municipal obligations may be subject to credit enhancements such as letters of credit, Standby Bond Purchase Agreements (“SBPAs”) and municipal bond insurance. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. The credit quality of companies that provide such credit enhancements will affect the value of those securities. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of underlying borrowers.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Municipal obligations may be insured as to their scheduled payment of principal and interest. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the current yield on the insured obligation. Insured obligations also may be secured by bank credit agreements or escrow accounts. Changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares. The credit rating of an insured obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured municipal obligations that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal obligations insured by that insurance company and on the municipal bond markets as a whole. If relevant to the Fund(s) in this SAI, the claims-paying ability ratings are described in an appendix to the SAI (see the table of contents).

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category.

Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation-backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

The airline industry has historically exhibited volatility, with market disruptions, mergers and occasional bankruptcy filings. The industry has been prone to issues including, but not limited to, intense competition, labor and union conflicts and variable jet fuel and security costs. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems. Certain municipal bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

Option Contracts

See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered” meaning that party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. The Fund may also buy and write call options on the same reference instrument to cover its obligations. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

Pooled investment vehicles include other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange. The demand for the closed-end fund securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from their net asset values. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities - excluding securities whose maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights. Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. While a part of an issuer’s equity structure, preferred securities may be considered to be fixed-income securities for purposes of the Fund’s investment restrictions.

Real Estate Investment Trusts (REITs)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Residual Interest Bonds

Residual interest bonds are a form of derivative and are subject to the risks described under “Derivative Investments” herein. Residual interest bonds represent beneficial interests in a special purpose trust formed by a third-party sponsor for the purpose of holding municipal obligations purchased from the Fund or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third-party investors, and residual interests bonds. The short-term floating rate interests have first priority on the cash flow from the municipal obligations. The holder of the residual interest bond is paid the residual cash flow from the special purpose trust. If the Fund is the initial seller of the municipal obligation to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used to purchase additional municipal obligations or other permitted investments. If the Fund purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interest bonds to the trustee of the special purpose trust in exchange for a proportionate amount of the municipal obligations owned by the special purpose trust. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate fixed rate obligations with comparable credit quality, coupon, call provisions and maturity. All voting rights and decisions to be made with respect to any other rights relating to the municipal obligations held in the special purpose trust are passed through to the Fund, as the holder of the residual interest bonds.

Residual interest bonds pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular federal income tax. The investment adviser will not conduct its own analysis of the tax status of the interest or income paid by residual interest bonds held by the Fund, but will rely on the opinion of counsel to the issuer.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to holder of the residual interest bonds when short-term interest rates rise, and increase the interest paid when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed-rate bonds when long-term interest rates decline or remain relatively stable. These securities usually permit the holder to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. In a transaction in which the Fund purchases a residual interest bond from a trust, and the underlying municipal obligation was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to residual interest bonds acquired by the Fund when the Fund did not previously own the underlying municipal obligation. Residual interest bonds have the effect of providing a degree of leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings. Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the municipal obligation held by the special purpose trust and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss.

A residual interest bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related residual interest bond trust exceeds 50% of the principal amount of the municipal obligations owned by the residual interest bond trust. The sponsor of a highly leveraged residual interest bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the residual interest bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the municipal obligations) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the municipal obligations owned by the residual interest bond trust below investment grade or certain events that indicate the issuer of the municipal obligations may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal obligations owned by the residual interest bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the municipal obligations. If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the municipal obligations owned by the special purpose trust or to cause the trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement is that the Fund is required to repurchase the municipal obligations it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the municipal obligations).

The Fund may also invest in short-term floating rate interest residual bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Fund the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.

Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter the loan. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrow defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Senior Loans

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Senior Loans are floating rate senior loans of borrowers with interest rates that float, adjust or vary periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral”, although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate”. The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.

The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning Loan Investor and becomes a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. Participations in a Loan Investor’s portion of a Senior Loan typically result in a contractual relationship only with such Loan Investor, not with the borrower. As a result, the purchaser may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the participation and only upon receipt by such Loan Investor of such payments from the borrower. The purchaser generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any set-off rights against the borrower with respect to any funds acquired by other Loan Investors and the purchaser may not directly benefit from the collateral supporting the Senior Loan. As a result, the purchaser assumes the credit risk of both the borrower and the Loan Investor selling the participation. In the event of the insolvency of the Loan Investor selling the participation, the Fund may be treated as a general creditor of such Loan Investor.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing any Senior Loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to Senior Loans in (or anticipated to be in) default and assets securing such Loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the Loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to Loans.

The Fund will only acquire participations if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized rating agency) or determined by the investment adviser to be of comparable quality. Similarly, the Fund will only purchase an assignment or participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Notwithstanding the forgoing, the Fund may enter into a transaction to acquire an assignment or participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated investment grade if the Fund does so in compliance with applicable written procedures governing such transactions.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value causing the Loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Loan Administration. In a typical Senior Loan the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons similar risks may arise.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Additional Information. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of certain Senior Loans. A secondary market exists for Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate on ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box”, at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (SMBS)

SMBS are derivative multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Swap Agreements

See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. Swap agreements include (but are not limited to): Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Swaptions

See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. These rates are scheduled to increase to 39.6% and 20%, respectively, for taxable years beginning on or after January 1, 2013. The provisions of the Code applicable to qualified dividend income are effective through 2012 (the “sunset provisions”). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2013 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities The principal of and/or interest on certain U.S. Government securities could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar. For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Service Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.

Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Warrants

See also “Derivative Instruments and Related Risks” herein. Warrants are an option, but not the obligation, to purchase an instrument at a fixed price valid for a specific period of time. Warrants typically are issued by the issuer of the underlying reference instrument. Warrants do not represent ownership of the instrument, but only the right to buy it. The prices of warrants do not necessarily move parallel to the prices of the underlying reference instruments. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. These factors can make warrants more speculative than other types of investments. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees^. For the fiscal year ended September 30, ^2011, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

				CDSC to		Distribution and
	Total Sales	Sales Charges to	Sales Charges to	Principal	Total Distribution	Service Fees Paid to
Fund	Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	and Service Fees Paid	Financial Intermediaries
	^	^	^	^	^	^
California	$ 122,174	$ 100,547	$ 21,627	$ 9,000	$ 390,214	$ 348,668
	^	^	^	^	^	^
Massachusetts	87,961	75,626	12,335	2,000	334,082	307,992
^	^	^	^	^	^	^
National	2,887,613	2,448,666	438,947	217,000	7,639,032	6,627,480
^	^	^	^	^	^	^
New York	211,099	178,946	32,153	19,000	522,295	450,982
^	^	^	^	^	^	^
Ohio	132,081	110,034	22,047	10,000	396,718	350,944

For the fiscal years ended September 30, ^2010 and September 30, ^2009, the following total sales charges were paid on sales of Class A,of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.

		^September 30, 2010	^September 30, 2010	^September 30, 2009	^September 30, 2009
		Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund		Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
		^	^	^	^
California		$ 157,733	$ 27,273	$ 240,828	$ 14,403
		^	^	^	^
Massachusetts		224,170	38,983	257,304	14,352
	^	^	^	^	^
National		5,498,677	833,660	9,916,377	496,737
	^	^	^	^	^
New York		526,206	76,438	564,106	31,418
	^	^	^	^	^
Ohio		666,404	106,379	562,090	33,448

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

were made during that period , or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares . A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

California Fund	Length of Period Ended September 30, ^2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes and Excluding Maximum Sales Charge	0.28%	2.09%	3.66%
	^	^	^
Before Taxes and Including Maximum Sales Charge	–4.50%	1.10%	3.16%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	0.27%	2.02%	3.62%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	–4.50%	1.03%	3.12%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	1.76%	2.41%	3.79%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–1.42%	1.55%	3.34%

Massachusetts Fund	Length of Period Ended September 30, ^2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes and Excluding Maximum Sales Charge	2.92%	2.31%	3.94%
	^	^	^
Before Taxes and Including Maximum Sales Charge	–1.94%	1.32%	3.43%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	2.92%	2.30%	3.94%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	–1.94%	1.32%	3.43%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.52%	2.61%	4.06%
	^		^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.28%	^1.76%	3.60%
^
National Fund	Length of Period Ended September 30, ^2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes and Excluding Maximum Sales Charge	–1.00%	0.80%	4.37%
	^	^	^
Before Taxes and Including Maximum Sales Charge	–5.70%	–0.18%	3.86%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	–1.01%	0.80%	4.37%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	–5.71%	–0.18%	3.85%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	1.23%	1.41%	4.54%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–1.92%	0.56%	4.08%

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

^
New York Fund	Length of Period Ended September 30, ^2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes and Excluding Maximum Sales Charge	3.10%	2.68%	4.10%
	^	^	^
Before Taxes and Including Maximum Sales Charge	–1.81%	1.68%	3.60%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	3.09%	2.65%	4.06%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	–1.82%	1.65%	3.56%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.67%	2.93%	4.19%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.39%	2.06%	3.73%
^
Ohio Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes and Excluding Maximum Sales Charge	0.54%	2.93%	4.44%
	^	^	^
Before Taxes and Including Maximum Sales Charge	–4.28%	1.94%	3.93%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	0.54%	2.92%	4.44%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	–4.28%	1.93%	3.93%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	1.83%	3.11%	4.49%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–1.37%	2.24%	4.03%

Control Persons and Principal Holders of Securities. At January 1, 2012 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund . In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

California Fund	First Clearing LLC	St. Louis, MO	15.4%
			^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.3%
	UBS WM USA	Weehawken, NJ	12.1%
			^
	Morgan Stanley Smith Barney	Jersey City, NJ	9.6%
			^
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.5%
		^	^
Massachusetts Fund	Stifel Nicolaus & Co., Inc.	St. Louis, MO	14.8%
			^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.3%
	First Clearing LLC	St. Louis, MO	8.8%

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

			^
	Pershing LLC	Jersey City, NJ	8.3%
			^
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.4%
			^
	Morgan Stanley Smith Barney	Jersey City, NJ	5.4%
^	^	^	^
National Fund	First Clearing LLC	St. Louis, MO	13.5%
	^	^	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	13.4%
	^	^	^
	UBS WM USA	Weehawken, NJ	8.9%
	^	^	^
	American Enterprise Investment Services	Minneapolis, MN	6.3%
^
	Citigroup Global Markets, Inc.	Owings Mills, MD	5.9%
	^	^	^
	Pershing LLC	Jersey City, NJ	5.9%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.5%
			^
New York Fund	Citigroup Global Markets, Inc.	Owings Mills, MD	10.2%
^	^	^	^
	First Clearing LLC	St. Louis, MO	9.1%
			^
	Pershing LLC	Jersey City, NJ	8.9%^^
^			^
	Charles Schwab & Co. Inc.^	San Francisco, CA	7.2%^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.^	Jacksonville, FL^	6.6%
^			^
^	UBS WM USA^	Weehawken, NJ	5.7%^
	Morgan Stanley Smith Barney^	Jersey City, NJ^	5.5%
^			^
Ohio Fund^	Merrill Lynch, Pierce, Fenner & Smith, Inc.^	Jacksonville, FL	10.9%^
	First Clearing LLC^	St. Louis, MO^	9.7%
^
	UBS WM USA^	Weehawken, NJ^	6.9%
			^
	Pershing LLC	Jersey City, NJ	5.2%^
	Charles Schwab & Co. Inc.^	San Francisco, CA^	5.1%
^

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

APPENDIX B

Class B Fees, Performance & Ownership

^Distribution and Service Fees. For the fiscal year ended September 30, 2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

^			^
			Commission Paid	^	^
			by Principal	Distribution Fee	CDSC Paid to			Service Fees
		^	Underwriter to	Paid to	Principal Underwriter	Uncovered	Service	Paid to
	Fund		Financial Intermediaries Principal Underwriter		^	Distribution Charges^	Fees^	Financial Intermediaries^
		^	^	^	^
	National		$136,287	$986,861	$349,000^	$7,178,000 (5.9%)^	$328,954^	$ 299,870^
		^	^	^	^
	New York		35,199	76,439	18,000^	214,000 (2.1%)^	20,384^	17,684^^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^
National Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes and Excluding Maximum Sales Charge	–1.73%	0.05%	3.71%
	^	^	^
Before Taxes and Including Maximum Sales Charge	–6.40%	–0.27%	3.71%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	–1.74%	0.04%	3.70%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	–6.41%	–0.28%	3.70%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	0.51%	0.67%	3.88%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–2.53%	0.41%	3.88%

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

^
New York Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes and Excluding Maximum Sales Charge	2.34%	1.91%	3.42%
	^	^	^
Before Taxes and Including Maximum Sales Charge	–2.57%	1.58%	3.42%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	2.33%	1.89%	3.39%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	–2.58%	1.55%	3.39%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	2.91%	2.17%	3.51%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–0.28%	1.89%	3.51%

Control Persons and Principal Holders of Securities. At January 1, 2012 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund . In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

	^	^		^	^
National		First Clearing LLC	St. Louis, MO		30.7%
		^		^	^
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL		17.5%
	^	^		^	^
		Pershing LLC	Jersey City, NJ		7.9%
		^		^	^
New York		First Clearing LLC	St. Louis, MO		23.9%
	^				^
		Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL		20.6%
					^
		Pershing LLC	Jersey City, NJ		16.8%

Beneficial owners of 25% or more of ^this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended September 30, ^2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

	Commission Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to			Paid to
	Financial	Principal	Principal	Uncovered Distribution	Service	Financial
Fund	Intermediaries	Underwriter	Underwriter	Charges	Fees	Intermediaries
				^
California^	$ 71,777^	$ 23,541	$ 1,000	$1,082,000 (10.6%)^	$ 80,641^	$ 26,881
				^
Massachusetts^	93,531^	18,719	5,000	2,156,000 (10.8%)^	150,901^	40,240
^				^
National^	6,940,703^	2,313,566^	130,000	153,066,000 (16.4%)^	7,485,397^	2,495,132
^				^
New York^	263,393^	71,220^	8,000	3,315,000 (8.6%)^	295,593^	78,825
^				^
Ohio^	164,482^	43,645^	4,000	2,863,000 (13.3%)^	179,505^	47,868

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to the date this Class of each Fund was first offered, reflects the total return of Class B , adjusted to reflect the Class C CDSC. The Class C total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class C total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period , or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares . A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

California Fund	Length of Period Ended September 30, ^2011
		^	^
Average Annual Total Return:	One Year	Five Years	Ten Years^
		^	^
Before Taxes and Excluding Maximum Sales Charge	–0.50%	1.34%	3.03%^
		^	^
Before Taxes and Including Maximum Sales Charge	–1.46%	1.34%	3.03%^
		^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	–0.51%	1.26%	2.99%^
		^	^
After Taxes on Distributions and Including Maximum Sales Charge	–1.46%	1.26%	2.99%^
		^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	1.00%	1.67%	3.17%^
		^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.38%	1.67%	3.17%^
Class C commenced operations August 31, 2004.

Massachusetts Fund	Length of Period Ended September 30, ^2011
		^	^
Average Annual Total Return:	One Year	Five Years	Ten Years^
		^	^
Before Taxes and Excluding Maximum Sales Charge	2.16%	1.56%	3.18%^
		^	^
Before Taxes and Including Maximum Sales Charge	1.18%	1.56%	3.18%^
		^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	2.16%	1.56%	3.18%^
		^	^
After Taxes on Distributions and Including Maximum Sales Charge	1.18%	1.56%	3.18%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge ^	2.76%	^1.88%^	3.30%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge ^	2.12%	^1.88%^	3.30%
Class C commenced operations May 2, 2006.
^
National Fund	Length of Period Ended September 30, ^2011
		^	^
Average Annual Total Return:	One Year	Five Years	Ten Years^
		^	^
Before Taxes and Excluding Maximum Sales Charge	–1.74%	0.05%	3.61%^
		^	^
Before Taxes and Including Maximum Sales Charge	–2.67%	0.05%	3.61%^
		^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	–1.74%	0.04%	3.60%^
		^	^
After Taxes on Distributions and Including Maximum Sales Charge	–2.68%	0.04%	3.60%^
		^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	0.51%	0.67%	3.78%^
		^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–0.10%	0.67%	3.78%^^

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

^
New York Fund	Length of Period Ended September 30, ^2011
		^	^
Average Annual Total Return:	One Year	Five Years	Ten Years^
		^	^
Before Taxes and Excluding Maximum Sales Charge	2.33%	1.91%	3.18%^
		^	^
Before Taxes and Including Maximum Sales Charge	1.35%	1.91%	3.18%^
		^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	2.33%	1.89%	3.13%^
		^	^
After Taxes on Distributions and Including Maximum Sales Charge	1.35%	1.89%	3.13%^
		^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	2.91%	2.17%	3.28%^
		^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.28%	2.17%	3.28%^
^
Class C commenced operations September 30, 2003.
^
Ohio Fund	Length of Period Ended September 30, ^2011
		^	^
Average Annual Total Return:	One Year	Five Years	Ten Years^
Before Taxes and Excluding Maximum Sales Charge ^	–0.21%	2.19%^	3.67%
Before Taxes and Including Maximum Sales Charge ^	–1.17%	2.19%^	3.67%
		^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	–0.21%	2.18%	3.67%^
		^	^
After Taxes on Distributions and Including Maximum Sales Charge	–1.17%	2.18%	3.67%^
		^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	1.09%	2.37%	3.72%^
		^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.47%	2.37%	3.72%^
^
Class C commenced operations February 3, 2006.

Control Persons and Principal Holders of Securities. At January 1, 2012 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund . In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

			^
California	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	30.6%
	First Clearing LLC	St. Louis, MO	20.4%
	UBS WM USA	Weehawken, NJ	9.1%
			^
	Citigroup Global Markets, Inc.	Owings Mills, MD	7.4%
			^
Massachusetts	Pershing LLC	Jersey City, NJ	20.8%
			^
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	19.6%

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

	^	^	^
	First Clearing LLC	St. Louis, MO	7.7%
	UBS WM USA	Weehawken, NJ	6.0%
National	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	26.6%
	First Clearing LLC	St. Louis, MO	16.3%
	UBS WM USA	Weehawken, NJ	7.4%
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.3%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.9%
	Pershing LLC	Jersey City, NJ	5.7%
			^
New York	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	21.7%
			^
	Pershing LLC	Jersey City, NJ	16.2%
	UBS WM USA	Weehawken, NJ	14.5%
	First Clearing LLC	St. Louis, MO	8.9%
			^
	Morgan Stanley Smith Barney	Jersey City, NJ	8.6%
	Charles Schwab & Co. Inc.	San Francisco, CA	8.4%
			^
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.7%
			^
Ohio	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	20.5%
			^
	Pershing LLC	Jersey City, NJ	9.4%
^	^	^	^
	UBS WM USA	Weehawken, NJ	7.0%
	^	^	^
	Charles Schwab & Co. Inc.	San Francisco, CA	6.5%
	^	^	^
	First Clearing LLC	St. Louis, MO	5.2%

Beneficial owners of 25% or more of ^this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

APPENDIX D

Class I Performance & Ownership

The Trustees of the Trust have determined that Class I shares of the Massachusetts Fund shall only be available to employees of Eaton Vance Corp. (and its affiliates, including subsidiaries), clients of Eaton Vance Corp. (and its affiliates, including subsidiaries) and certain institutional investors. The Massachusetts Fund and/or the principal underwriter reserve the right to permit purchases by other than affiliates, subsidiaries or clients of Eaton Vance Corp.

Performance Information.^ The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to the date this Class of each Fund was first offered, reflects the total return of the Fund’s Class A shares in the case of the California Fund, Massachusetts Fund and Ohio Fund and Class B shares in the case of the National Fund and New York Fund. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period , or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares . A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

California Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes	0.43%	2.26%	3.75%^
		^	^
After Taxes on Distributions	0.42%	2.19%	3.71%^
		^	^
After Taxes on Distributions and Redemption	1.94%	2.58%	3.88%^
Class I commenced operations March 3, 2008

Massachusetts Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
	^	^	^
Before Taxes	3.13%	2.52%	4.16%
	^	^	^
After Taxes on Distributions	3.13%	2.51%	4.16%
	^	^	^
After Taxes on Distributions and Redemption	3.72%	2.82%	4.27%

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

^
National Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes ^	–0.75%^	1.06%^	4.63%
After Taxes on Distributions ^	–0.77%^	1.05%^	4.62%
After Taxes on Distributions and Redemption ^	1.47%^	1.66%^	4.80%^
^
New York Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes	3.41%	2.82%	4.17%^
		^	^
After Taxes on Distributions	3.41%	2.79%	4.13%^
		^	^
After Taxes on Distributions and Redemption	3.94%	3.06%	4.26%^
^
Class I commenced operations March 3, 2008
^
Ohio Fund	Length of Period Ended ^September 30, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes	0.74%	2.99%	4.47%^
		^	^
After Taxes on Distributions	0.74%	2.96%	4.45%^
		^	^
After Taxes on Distributions and Redemption	2.03%	3.14%	4.50%^
Class I commenced operations August 3, 2010

Control Persons and Principal Holders of Securities. At January 1, 2012 , the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund . In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

	^	^	^
California	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	25.8%
	^		^
	First Clearing LLC	Jacksonville, FL	19.6%
	^	^	^
	Wells Fargo Bank NA FBO	Minneapolis, MN	6.0%
	^	^	^
	Wells Fargo Bank NA FBO	Minneapolis, MN	6.0%
			^
Massachusetts	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	21.3%
	^	^	^
	Citigroup Global Markets, Inc.	Owings Mills, MD	12.9%
	^	^	^
	NFS LLC FEBO Fiduciary Trust Company	Boston, MA	10.6%
	^	^	^
	SEI Private Trust Company c/o State Street Bank & Trust	Oaks, PA	9.2%

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

		NFS LLC FEBO Mary Revelle Paci	New York, NY	7.3%
				^
		SEI Private Trust Company c/o State Street Bank & Trust	Oaks, PA	6.1%
National		LPL Financial	San Diego, CA	52.9%
		^	^	^
		Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	12.3%
		First Clearing LLC	Jacksonville, FL	9.6%
New York				^
		Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	54.9%
		^	^	^
		First Clearing LLC	Jacksonville, FL	12.3%
		^
		Morgan Stanley Smith Barney	Jersey City, NJ	12.2%
				^
		Wells Fargo Bank, NA FBO	Minneapolis, MN	5.2%
		^	^	^
Ohio		Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	51.2%
	^
		First Clearing LLC	Jacksonville, FL	16.9%
		^	^	^
		Citigroup Global Markets, Inc.	Owings Mills, MD	15.5%
		Morgan Stanley Smith Barney	Jersey City, NJ	11.4%

Beneficial owners of 25% or more of ^this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

APPENDIX E

STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Fund’s policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state’s political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

CALIFORNIA

Population and Economy of the State ^^

The State of California (the “State”) is by far the most populous state in the nation, over 48 percent larger than the second-ranked state according to the 2010 U.S. Census. The State’s population of about 37.3 million represents over 12 percent of the total United States population.^

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.^

The State, as the rest of the nation, is slowly emerging from a severe economic recession. The rate of recovery has slowed, and, in the past year, the economy recovered at levels lower than what was previously estimated. ^

Tax revenue for the fiscal year to date through November 30, 2011 was less than the tax revenue in the prior fiscal period through November 30, 2010. Revenue receipts were down by $2.7 billion (-8.7 percent), which was driven in part by a $3.0 billion (-26.7 percent) decline in sales taxes and a $230.2 million (-11.4 percent) decline in corporate taxes, compared to the prior period through November 30, 2010.^

The State’s unemployment rate (seasonally-adjusted) in August 2011 was 11.9 percent, which was down from 12.1 percent in August 2010. Though there has been job growth, unemployment levels remain high, and it is estimated that California’s unemployment rate will remain above 10 percent through mid-2014 and above 9 percent through the end of 2017. Several factors prevent California from experiencing faster job growth. The local government job market has been hard hit since the national recession began in December 2007, which is significant as this sector has comprised 11 to 12 percent of the non-farm employment in California over the last several decades. If local governments are not able to make their revenue benchmarks, this sector could lose more jobs. ^

The State’s housing sector remains weak but, for now, the precipitous decline of the State’s housing sector appears to have ended. Existing single family home sales increased from 32,669 in October 2010 to 34,087 in October 2011. The medium home price decreased from $256,000 in October 2010 to $240,000 in October 2011. The number of foreclosures initiated fell from 83,261 in the third quarter of 2010 to 71,275 in the third quarter of 2011. However, foreclosure rates may increase in the future as a result of the resetting of interest rates on adjustable rate mortgages, the commencement of principal payments on mortgages that were previously in an interest-only mode, and the expiration of mortgage foreclosure relief programs. In addition, it is generally believed that the State has a large (but difficult to measure) “hidden inventory” of homes in default or facing foreclosure.^

Home building permitting, which suffered a long, steady three-year decline starting in 2005, bottomed out early in 2009 and increased on a year-over-year basis at the start of 2010. New residential construction measured by permits issued fell almost 90 percent in 2009 from its peak in 2004, and nonresidential construction in 2009 was valued at about one quarter of the peak valuation in 2008. Permitting during the first nine months of 2010 was up 22 percent year-over-year, but remained at a very low level, only about 35 percent of the pre-recession levels. Newly permitted residential units (seasonally adjusted) increased from 34,099 in October 2010 to 41,087 in October 2011.

Current Financial Stress and Recent State Budgets ^^

Since the start of 2008, the State, as the rest of the nation, has been experiencing the most significant economic downturn since the Great Depression of the 1930s, marked in California by high unemployment, steep contraction in housing construction and home values, a drop in Statewide assessed valuation of property for the first time on record, a year-over-year decline in personal income in the State for the first time in 60 years, and a sharp drop in taxable sales. The weakness in the State economy has caused State tax revenues to decline precipitously, resulting in large budget gaps and cash shortfalls. ^

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

California’s chronic budget crises have been driven by growing State spending commitments funded by temporary spikes in revenues. Once revenues return to their normal trend or drop precipitously, as has been the case in the recent recession, these commitments cannot be sustained, and dramatic cuts to programs and/or tax increases sometimes have been required. Budgets also have repeatedly been balanced using, at least in part, unrealized assumptions and one-time or temporary measures. As a result, budget deficits have recurred from year-to-year, and budget gaps are expected to continue to challenge State fiscal leaders in future years. ^

The State’s projected budget deficit for fiscal year 2012-13 is smaller than it has been since before the recession. However, as a result of significant budget cuts over the past several years there are few easy options left to balance the budget. Difficult program reductions already have been made, and significant one-time budget actions may be more difficult to find than in prior years. More difficult cuts in expenditures and/or increases in revenues are likely to be necessary to eliminate California’s persistent, annual deficit. ^^

Governors Proposed State Budget for Fiscal Year 2012-13 ^^

Governor Brown released his 2012-13 budget proposal on January 5, 2011. The budget projects that the State will end fiscal year 2011-12 with a deficit of $4.1 billion and, absent corrective actions, a projected deficit of $5.1 billion in 2012-13. The proposal includes $10.3 billion in spending cuts and revenue increases to balance the budget and rebuild a $1.1 billion reserve. Governor Brown will ask voters in November to approve a temporary tax increase on individuals with incomes over $250,000 and a temporary increase in sales tax, as well as a guarantee that new revenues will be spent only on education and a guarantee for ongoing funding for local public safety programs. The Governor’s office estimates that the proposed temporary tax increases, if approved by voters, will generate an estimated $6.9 billion through 2012-13. Governor Brown has stated that to avoid getting two-third approval from the Legislature to put measures on the ballot in November, he will turn to a signature-gathering effort to put his proposed measures on the ballot.^

Spending cuts include reductions to CalWORKs and subsidized child care, merging service delivery for Medi-Cal and Medicare, reducing funding for schools, reducing college grants, and repealing or suspending many state mandates on local governments. The proposed tax measures will prevent budget triggers that would cut spending to education and local public safety funding, as well as allow the State to invest in higher education and pay off $33 billion in outstanding budgetary borrowings and deferrals by 2015-16. The 2012-13 budget proposal and the 2011 Budget Act (as defined below) both shift various programs from the state to the local level and eliminate or consolidate many state boards, commissions, programs and departments. The 2012-13 budget proposal also includes a major reorganization of the remaining State entities.^

The 2012-13 budget proposal forecasts that economic recovery in California will continue at a slow pace. Continued risks to the State’s long-term stability include pension liabilities, debt and increasing annual obligations, and potential cost increases associated with the federal deficit.^^

The Governors Proposed 2011-12 Budget, the May 2011 Revised Budget, and the 2011 Budget Act ^^

Governor Brown was sworn into office on January 3, 2011, and faced an estimated budget deficit of $25.4 billion through fiscal year 2011-12, comprised of a 2010-11 shortfall of $8.2 billion and a 2011-12 budget year shortfall of $17.2 billion. On January 10, 2011, Governor Brown delivered his 2011-12 proposed budget. The Governor’s budget proposed $12.5 billion in spending reductions, $12 billion in revenue extensions and modifications, $1.9 billion in other solutions and a $1 billion reserve. Significant among the proposals was a realignment plan to shift control over certain government programs from the state level to the local level in an attempt to reduce duplication of services. Governor Brown also proposed extending three temporary 2009 tax increases upon voter approval in June 2011. ^

On February 9, 2011, Governor Brown cancelled the proposed sale and leaseback of 11 state properties that were authorized under the 2010-11 budget. With the cancellation of the proposed sale of the 11 state properties, the State faced an estimated budget deficit as of the end of February 2011 of $26.6 billion. On March 24, 2011, Governor Brown signed a series of bills passed by the State Legislature on March 17 and 18, 2011 that provided $11.2 billion in budget cuts and other balancing measures towards closing the $26.6 billion budget deficit for fiscal year 2011-12. Spending cuts included reductions to CalWORKS grants and services for the developmentally disabled, as well as increasing co-payments for Medi-Cal patients, funding shifts that will result in less money for childhood development, mental health, and local transit agencies, and other enacted measures involving changes to K-12 and higher education, changes affecting the Office of the Inspector General, special fund loan and transfer provisions, natural resources and environmental protection, and tax compliance.

On May 16, 2011, the Governor revealed a new budget plan (the “May 2011 Revised Budget”). The May 2011 Revised Budget cut spending, relied on having voters approve tax increases in June 2011 and continued the proposed realignment plan to shift control

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

of certain government programs from the state to the local government. The May 2011 Revised Budget forecasted that revenues would be $6.6 billion higher than the January forecast as a result of improved economic and revenue performance. The State Legislature was not able to get the required two-thirds vote to hold a special election in June, which was intended for voters to approve tax increases to raise State revenue.

The State Legislature passed three budget bills in June 2011. On June 20, 2011, Governor Brown signed the third budget bill into law (the “2011 Budget Act”). The 2011 Budget Act increased the revenue forecast by $1.2 billion from the May 2011 Revised Budget. The 2011 Budget Act, in part, relied on higher estimated tax revenue to balance the budget without having voters approve tax increases, as proposed in the 2011-12 proposed budget. The 2011 Budget Act eliminated redevelopment agencies, made $5 billion in cuts to health and human services, reduced the state workforce, and eliminated 20 boards, commissions, task forces, offices and departments. The 2011 Budget Act cut General Fund spending as a share of the State’s economy to its lowest level since 1972-73.

Ratings ^

As of January 2012, the following ratings for the State of California general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch”):

^	^	^
Fitch	Moody’s	S&P
A-	A1	A-

These ratings are among the lowest of any of the 50 states; California and Illinois have the lowest credit rating of any state from Moody’s. These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Local Governments ^^

General. The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.^^

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the State Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 (described below) dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between former Governor Schwarzenegger and local government officials (the “State-local agreement”) in connection with the 2004 Budget Act.

^

As part of the State-local agreement, voters in the November 2004 election approved Proposition lA. Proposition lA of 2004 amended the State Constitution to, among other things, reduce the State Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee (“VLF”) revenues as of November 3, 2004^. This proposition permitted the State to borrow from local government funds. Proposition 22, adopted on November 2, 2010, supersedes Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Allocation of local transportation funds cannot be changed without an extensive process. ^

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

The 2011 Budget Act realigned the state-local relationship, and shifted approximately $5.6 billion in State program costs to local governments (primarily to counties), and provided a comparable amount of funds to support these new local government commitments. The programs shifted included health and human services programs (like child welfare services and mental health programs) and criminal justice programs. The 2011 Budget Act establishes various formulas to determine how much revenue from state sales tax and state and local VLF revenues is deposited into accounts for local programs, several of which have annual caps on how much funding they can receive. ^

Welfare. The entire Statewide welfare system was changed in response to the change in federal welfare laws enacted in 1996. Chapter 270, Statutes of 1997, embodies California’s response to the federal welfare systems. Effective January 1, 1998, CalWORKs replaced the former AFDC program and California’s previous welfare program. Consistent with the federal law, CalWORKs contains time limits on the receipt of welfare aid, both lifetime as well as current period. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement the program and to administer many of its elements. Counties are still required to provide “general assistance” aid to certain persons who cannot obtain welfare from other programs.^

The 2011 Budget Act realigned about $1.1 billion in CalWORKs grant costs from the State to counties. General Fund spending on CalWORKs, based on the 2011 Budget Act funding levels, is expected to increase by about $400 million in 2012-13, stay fairly flat in 2013-24, and then decline in each of the next three years to about $41.2 billion in 2016-17. The increase in costs is primarily the result of (i) the restoration of short-term reductions, (ii) caseload growth and (iii) the State’s fixed federal TANF block grant, which does not adjust for caseload changes. Long-term cost declines are primarily driven by projected declines in caseload levels. ^

Trial Courts and Prisons. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State’s trial court system. Legislation consolidated trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. The 2011 Budget Act shifts some State spending on the court system and prisons to the local level.^

On May 23, 2011, the U.S. Supreme Court issued a ruling that requires the State to reduce overcrowding in its prisons to 137.5 percent of the system’s overall “design capacity” within 2 years. At the time of the decision, the State prison system was operating at about 180 percent of design capacity. The ruling, however, did not specify the measures that the State must implement to comply with the ruling. One measure that the State is taking is shifting prison populations from State to local prisons. ^

Retirement Liabilities^^

The State’s retirement programs are projected to have significant and growing unfunded liabilities. The Governor’s office estimated that, as of January 2012, the State faces unfunded pension obligations of $45.2 billion and unfunded retiree health obligations of $59.9 billion. For fiscal year 2009-10, CalPERS reported that it had an unfunded liability of approximately 35 percent. If the State does not take action concerning these liabilities soon, the extra costs needed to retire these unfunded liabilities over the next few decades will increase dramatically. Lower than expected investment returns have been a primary reason for the growth of unfunded pension liabilities in the last decade. There has also been benefit increases that are implemented retroactively, and demographic and pay changes among employees and retirees. In addition, the State has very little flexibility under case law to alter benefit and funding arrangements for current employees. Generally, pension benefit packages, once promised to an employee, cannot be reduced, either retrospectively or prospectively. ^

The State also has unfunded retiree health liabilities. Governments typically do not “pre-fund” their retiree health liabilities. This means that future taxpayers may bear a larger cost burden for these benefits. Unlike pensions, there are no investment returns under this type of funding structure to cover a large portion of benefit costs. ^

^Debt Service

The State uses General Fund revenues to pay debt-service costs for principal and interest payments on two types of bonds used primarily to fund infrastructure – voter-approved general obligations bonds and lease-revenue bonds approved by the Legislature. Debt service on bonds is expected to remain about the same from 2009-10 to 2012-13, in part due to legislation that has offset some debt-service costs with transportation funds and a slower pace of bond sales. Debt service will likely increase from 2012-13 to 2016-17, due to the volume of past and future bond sales, interest rates and maturity structures.

The State’s Legislative Analyst Office (“LAO”) office projects that the State will have a higher debt service ratio (“DSR”) than it has in the past. The DSR is the ratio of annual General Fund debt-service costs to annual General Fund revenues and transfers, and is often used as an indicator of the State’s debt burden. The higher the DSR and the more rapidly it rises, the more closely bond raters, financial analysts and investors tend to look at the State’s debt practices. Also, higher debt-service expenses limit the use of revenue for other programs. The higher DSR in part reflects a decline in General Fund revenues and a continued sale of large bonds approved since 2006. To the extent additional bonds are authorized and sold in future years, the State’s debt-service costs and the DSR will increase.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Constitutional and Statutory Limitations on Taxes and Appropriations; Constraints on the State Budget Process; Future Initiatives

Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, restricted the use of the State’s General Fund or special fund revenues, or otherwise limited the State Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Article XIIIA of the State Constitution, which resulted from the voter-approved Proposition 13, passed in 1978, which, among other things, required that any change in State taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the State Legislature. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1988, which raised taxes on tobacco products and mandated how the additional revenues would be expended.^

Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 49, approved in 2002, which requires the expansion of funding for before and after school programs; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental health services; Proposition lA of 2006, which limits the State Legislature’s ability to use sales taxes on motor vehicle fuels for any purpose other than transportation; and Proposition 22, adopted on November 2, 2010, which supersedes Proposition 1A of 2004 ^and prohibits any future borrowing by the State from local government funds and generally prohibits the Legislature from making changes in local government funding sources. These approved constitutional amendments are described below.

Proposition 58, approved by the voters in 2004, requires the State to enact a balanced budget, and establish a special reserve and restricts future borrowing to cover fiscal year end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State may in some cases have to take more immediate actions to correct budgetary shortfalls.

Proposition 58 requires the State Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the State Legislature into special session for that purpose. If the State Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the State Legislature would be prohibited from: (i) acting on any other bills or (ii) adjourning in joint recess until such legislation is passed.

Proposition 58 also requires and establishes the Bureau of State Audits (“BSA”). The BSA is funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited. Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (ii) inter-fund borrowings.

An initiative statute, Proposition 49, called the “After School Education and Safety Program of 2002,” was approved by the voters on November 5, 2002, and required the State to expand funding for before and after school programs in the State’s public elementary, middle and junior high schools. This increase was first triggered in 2006-07, which increased funding for these programs to $550 million. These funds are part of Proposition 98 minimum funding guarantee for K-14 education and, in accordance with this initiative, expenditures can only be reduced in certain low revenue years.

On November 2, 2004, the voters approved Proposition 63, the Mental Health Services Act, which imposes a one percent tax surcharge on taxpayers with annual taxable income of more than $1 million for purposes of funding and expanding mental health services. Proposition 63 prohibits the State Legislature or the Governor from redirecting funds now used for mental health services to other purposes or from reducing General Fund support for mental health services below the levels provided in fiscal year 2003-04. Additionally, Chapter 20, Statutes of 2009 makes allowable administrative changes to Proposition 63 to streamline and make more efficient administrative processes and to clarify the role of the Mental Health Services Oversight and Accountability Commission.

On November 7, 2006, voters approved Proposition 1A of 2006, which was placed on the ballot by the State Legislature as Senate Constitutional Amendment No. 7, to protect Proposition 42 transportation funds from any further suspensions. Provisions of the State Constitution enacted as Proposition 42 in 2002, permit the suspension of the annual transfer of motor vehicle fuel sales tax revenues from the General Fund to the Transportation Investment Fund if the Governor declares that the transfer will result in a “significant negative fiscal impact” on the General Fund and the State Legislature agrees with a two-thirds vote of each house. This measure modified the constitutional provisions of Proposition 42 so that if a suspension occurs, the amount owed by the General

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Fund must be repaid to the Transportation Investment Fund within three years, and only two such suspensions can be made within any 10-year period. Two such suspensions, $868 million in 2003-04 and $1.258 billion in 2004-05 have been made by the State Legislature. Since 2004-05, the Proposition 42 transfers have been fully funded.^

On November 2, 2010, voters approved three initiative measures, which impact the State’s budget or finances; all three of these measures were effective upon approval. Proposition 22 restricts the ability of the State to use or borrow money from local governments and moneys dedicated to transportation financing. It also prohibits actions taken in current and prior budgets to use excise taxes on motor vehicle fuels to offset General Fund costs of debt service on certain transportation bonds, and to borrow money from certain transportation funds. Proposition 25 reduces the required vote in each house of the Legislature to adopt the annual budget act, “trailer bills” which accompany the budget act, and other appropriations measures to a majority from two-thirds. Proposition 26 expands the definition of “taxes” under existing Constitutional provisions. A two-thirds vote of the Legislature is required to approve a tax increase.

On December 29, 2011, the California Supreme Court upheld the abolishment of redevelopment agencies in the 2011 Budget Act. The LAO has estimated that this could free up to $2 billion a year for schools, courts and other services. The groups that filed the lawsuit against the State are expected to lobby the Legislature to create a new type of redevelopment program in California.

In addition to Governor Brown’s plans to put measures on the November 2012 ballot to increase revenues by increased taxes, groups independent of the Governor have started the process to put tax measures on the ballot to increase State revenues. Competing tax measures, however, could confuse voters and negatively impact any proposal’s chance of passing.

Additional Information

Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be obtained by contacting the State Treasurer’s Office at 800-900^3873 or at www.treasurer.ca.gov.

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656.

Complete text of the State Controller’s ^monthly Summary Analysis may be accessed at the State Controller’s website (www.sco.ca.gov) under the heading Summary Analyses of Statements of General Fund Cash Receipts on the page for Monthly Financial Reports.

Complete text of the Governor’s Proposed 201^2-1^3 Budget, and prior budgets, may be found at the Electronic Budget website of the Department of Finance (www.ebudget.ca.gov) under the heading “Governor’s Proposed Budget.”

None of the information on the above websites is incorporated herein by reference.

MASSACHUSETTS^

The Commonwealth of Massachusetts has a highly developed and knowledge based economy with a large service sector, particularly in health care, high technology, financial services and education. The impact of the economic downturn in fiscal 2009 and 2010 significantly affected the financial services industry in Massachusetts and resulted in increased unemployment and reduced tax revenues. However, Massachusetts’ overall economy improved in 2011 and so far in fiscal 2012 aided by the employment growth particularly in the education and health care sectors, which combined make up 20% of employment. According to a recent report from the Bureau of Labor Statistics, unemployment rate stood at 6.8% in October 2011 compared to the national average of 8.5%. ^

The Commonwealth opened fiscal year 2011 with a budget gap of $2.75 billion equal to roughly 10% of operating revenue mainly due largely to significant projected tax revenues decline. This gap was subsequently closed by a mix of spending cuts, use of federal stimulus funding and ultimately some drawdown of reserves. However, due to the recognition of better than budgeted tax revenues, the Commonwealth closed the 2011 year with a $460 million GF surplus on a budgetary basis which was used to increase its stabilization fund to $1.4 billion. For 2012, the Governor’s $30.5 billion enacted budget proposal closed an estimated $1.9 billion gap reflecting the phase out of federal stimulus preliminary through spending controls and less use of one time resources. Estimated revenues through November 2011 are in-line with revised October estimates and better and current projections now show only a slight draw of $124 million in the Stabilization Fund.^

The Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds. In fiscal 2011 on a budgetary statutory basis, approximately 52% of the Commonwealth’s annual budgeted revenues were derived from state taxes. In addition, the federal government provided approximately 26% of such revenues, with the remaining 12% provided from departmental revenues and transfers from non-budgeted funds.

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Major components of state tax revenue are the income tax, which account for 57% of total tax revenues in fiscal 2011, and the sales and use tax, which accounts for approximately 24% of such tax revenues. Dedicated portions of the Commonwealth’s sales tax revenues are pledged to provide financial support for the Massachusetts Bay Transportation Authority and the Massachusetts School Building Authority. The financial statements of the Commonwealth are available at the web site of the Comptroller of the Commonwealth located at http://www.massgov.com/osc (click on Financial Reports/Audits).

Municipal revenues consist of taxes on real and personal property, distributions from the Commonwealth under a variety of programs and formulas, local receipts (including motor vehicle excise taxes, local option taxes, fines, licenses and permits, charges for utility and other services and investment income) and appropriations from other available funds (including general and dedicated reserve funds). Following the enactment in 1980 of the tax limitation initiative petition commonly known as Proposition 2^, local governments have become increasingly reliant on distribution of revenues from the Commonwealth to support local programs and services, although the amount of aid received varies significantly among municipalities. As a result of comprehensive education reform legislation enacted in June 1993, a large portion of local aid general revenue sharing funds is earmarked for public education and distributed through a formula designed to provide more aid to the Commonwealth’s poorer communities. There are also several specific local aid programs, such as public libraries, police education incentives, and property tax abatement for certain elderly or disabled residents.

The Commonwealth incorporates the ^use of commercial paper borrowing to meet cash flow needs for both capital and operating ^expenditures and periodically ^avail itself of cash flow borrowings for operating purposes. The pattern of the Commonwealth’s cash flow borrowings is largely the result of temporary cash imbalances caused by quarterly local aid payments to cities and towns, which total approximately $1 billion on the last day of each calendar quarter. All ^of the Commonwealth’s commercial paper issued for operating purposes in a fiscal year is required by state finance law to be paid not later than June 30 of such year.

The Commonwealth is authorized to issue three types of debt directly – general obligation debt, special obligation debt and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Highway Fund or with a pledge of receipts credited to the Convention Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. As of June 201^1, the amount of Commonwealth long-term debt was approximately $20.^8 billion, consisting of approximately ^$18.4.0 billion of general obligation debt, ^$1.59 billion of special obligation debt, and ^$767 million of federal grant anticipation notes. Based on the United States census resident population estimate for Massachusetts for 2010^, the per capita amount of such debt as of fiscal year 2010 was ^$3,177.

In addition to the long-term liabilities described above, the Commonwealth is also authorized to pledge its credit in aid of and provide contractual support for certain independent authorities and political subdivisions within the Commonwealth. These Commonwealth liabilities are classified as either general obligation contract assistance liabilities, budgetary contractual assistance liabilities or contingent liabilities. General obligation contract assistance liabilities arise from statutory requirements for payments by the Commonwealth to the Massachusetts Convention Center Authority, the Massachusetts Development Finance Agency and the Foxborough Industrial Development Financing Authority of 100% of the debt service of certain bonds issued by those authorities, as well as payments to the Massachusetts Water Pollution Abatement Trust and the Massachusetts Turnpike Authority that are not explicitly tied to debt service. Such liabilities constitute a pledge of the Commonwealth’s credit for which a two-thirds vote of the Legislature is required. Budgetary contractual assistance liabilities arise from statutory requirements for payments by the Commonwealth under capital leases, including leases supporting certain bonds issued by the Chelsea Industrial Development Financing Authority and the Route 3 North Transportation Improvements Association, and other contractual agreements, including a contract supporting certain certificates of participation issued for Plymouth County. Such liabilities do not constitute a pledge of the Commonwealth’s credit. Contingent liabilities relate to debt obligations of independent authorities and agencies of the Commonwealth that are expected to be paid without Commonwealth assistance, but for which the Commonwealth has some kind of liability if expected payment sources do not materialize.

NEW YORK

Special Considerations Relating to New York ^

The Fund will have considerable investments in New York municipal obligations. Accordingly, the Fund is susceptible to certain factors which could adversely affect issuers of New York municipal obligations. The ability of issuers to pay interest on, and repay principal of, New York municipal obligations may be affected by: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State of New York, its public authorities, and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York municipal obligations. The Fund’s yield and share price are sensitive to these factors as one or more of such factors could undermine New York issuers’ efforts to borrow, inhibit secondary market liquidity, erode credit ratings and affect New York issuers’ ability to pay interest on, and repay principal of, New

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York municipal obligations. Furthermore, it should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York (“State”) and the City of New York (“City”), and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Summarized below are important financial concerns relating to the Fund’s investments in State municipal obligations. This section is not intended to be an entirely comprehensive description of all risks involved in investing in State municipal obligations. The information in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State and the City. It should be noted that the information recorded here primarily is based on the economic and budget forecasts and economic risks found in certain 201^1 publications issued by the State, the City and the Metropolitan Transportation Authority (“MTA”). All such publications for the City and State were published ^on or before ^November 22, 2011 and for the MTA on or before December 21, 2011. The accuracy and completeness of the information in those reports have not been independently verified. Since the time of those publications, there may be significant changes in circumstances altering the economic and budget predictions found in those publications and presented here.

In addition, it is important to note that many of the dollar amounts referenced in this section have been truncated to one digit after the decimal and rounded up or down to the appropriate dollar denomination. Because such dollar amounts generally reference large sums of money (e.g., millions or billions of dollars), the truncation and/or rounding of such dollar amounts may significantly differ from the untruncated and unrounded dollar amounts.

State Economy ^^^

The State has a diverse economy with a relatively large share of the nation’s financial activities, information and employment in health services and education, but a rather small share of the nation’s farming and mining activity. The State has the third highest population in the nation, and its residents have a comparatively high level of personal wealth. The most significant sectors of the State’s economy differ from those of the national economy. Tourism comprises a significant part of the economy. The State’s location, airport facilities and natural harbors have made it an essential link in international commerce. Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. The financial activities sector share of total State wages is particularly large relative to the nation. During an economic recession that is concentrated in construction and manufacturing, the State is likely to be less affected than the nation as a whole; however, the State is more likely to be affected during a recession that is concentrated in the services sector. The City has the highest population of any city in the nation and is the center of the nation’s largest metropolitan area. The City accounts for a large percentage of the State’s residents and personal income. ^

The discussion that follows regarding the status of the U.S. and State economies is based on information published by the State Division of the Budget (“DOB”) on November 22, 2011. All predictions and past performance information regarding the U.S. and State economies contained in this section were made by DOB on or before that date even though they may be stated in the present tense and may no longer be accurate. ^

The U.S. economy’s recovery has encountered a series of setbacks since the start of 2011, including: extreme winter weather, Middle East turmoil, high energy prices, supply chain disruptions from the Japanese earthquake and tsunami, tornados and flooding, the European sovereign debt crises and uncertainty surrounding the U.S. government’s current budget deficit and long-term debt. Together these factors had a substantial impact on economic activity. The national economy was almost stagnant in the first quarter of 2011, followed by growth of 1.3 percent in the second quarter. Although the impact of some of these factors is over, the economic recovery in the second half of 2011 and in 2012 is expected to be slow due to weak labor markets, low income growth, volatile equity markets and a stalled housing sector. Real U.S. Gross Domestic Product (GDP) is projected to grow 1.8 percent for calendar year 2011, followed by 2.3 percent in 2012. These growth rates are historically weak at this point in an economic expansion. ^

In the first four months of 2011, average monthly employment gains in the private sector were 204,000, but they fell to an average monthly rate of 105,000 in the next five months of 2011. At the same time, the public sector continued to lose jobs primarily due to weakness from state and local governments and initial claims for unemployment insurance benefits remained above 400,000 almost every week (except for two) from the second week of April through the week ending October 22, 2011. As a result of the slow growth in private sector employment and the continued loss of employment in the public sector, the national labor market is expected to only grow by 0.9 percent in 2011 followed by growth of 1.0 percent in 2012. Based on these numbers, the national unemployment rate is expected to only decline to 8.8 percent by the end of the fourth quarter of 2012. Similarly, personal income growth has slowed from an average monthly growth of 0.7 percent during the first four months of 2011 to 0.1 percent during the next five months of 2011. Personal income growth is expected to slow from 5.1 percent in 2011 to 3.1 percent in 2012, and growth in its largest component, wages, is expected to decrease from 3.9 percent in 2011 to 3.2 percent in 2012. ^

Beginning in February 2011, energy price volatility began and, as of the middle of October 2011, gasoline prices were about 65 cents above their prior year levels. Nonetheless, in November 2011, DOB projected that price volatility would diminish going forward, which should lead to slower growth in consumer prices in 2012 than seen in 2011. Lower energy prices could contribute to

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increased household spending going forward. Inflation as represented by growth in the Consumer Price Index (CPI), is expected to grow 3.2 percent in 2011, followed by 2.3 percent in 2012. Lower inflation rates are expected to allow the Federal Reserve to maintain its current accommodating monetary policy stance through the middle of 2013.

Strong corporate earnings from operations abroad, together with weaker employment and wage growth, contributed to strong U.S. corporate profits during the first half of 2011. However, slower growth was predicted for the second half of 2011 and early 2012 due to slower global growth, especially in Europe. Thus, although corporate profits are expected to grow to 7.4 percent in 2011, they are expected to slow to 4.6 percent growth in 2012. Likewise, real export growth is expected to slow to 5.0 percent in 2012 from 6.9 percent growth in 2011. Conversely, business investment which has been a bright spot in the economy is expected to increase in 2012 with nonresidential fixed investment growth expected to grow 9.0 percent in 2012 following 8.6 percent expected growth in 2011. ^

As the effects of the setbacks described above continue to unwind, the national recovery is expected to continue but only at a moderate pace of growth. Nevertheless, even this moderately paced recovery faces significant risks. It is unclear whether there will be a resolution of the European debt crisis, with a euro-zone recession possibly unavoidable. Although the financial turmoil experienced in September 2008 is not expected at this time, the outlook remains highly uncertain. In addition, lower than predicted demand from Europe and elsewhere for U.S. exports could result in lower overall growth going forward. In addition, if the labor market fails to pick up as anticipated or there are unexpected energy price hikes, growth in household spending could fall back to the extremely slow pace witnessed in early 2011. Furthermore, weaker job growth and lower household spending could both place additional pressure on state and local governments that continue to shed jobs due to the economic strains they already face. Conversely, lower energy prices, faster global growth or additional Federal stimulus measures could cause stronger growth than is reflected in this summary. ^

The pace of the State’s economic recovery exceeded that of the nation overall through the first half of 2011. The State benefitted from Federal policies designed to keep interest rates low and strengthen the banking system. Furthermore, there was solid growth in securities industry bonuses over fiscal year 2010 and fiscal year 2011 due to strong finance and insurance sector profits during that two year period. In addition, the weak dollar and strong emerging market growth spurred foreign demand for the State’s exports, including the City as a tourist and luxury-shopping destination. Consequently, State private sector employment growth of 1.6 percent is estimated for 2011, accompanied by wage growth of 4.3 percent. These rates outperform the growth of 1.5 percent and 3.9 percent, respectively, expected for the nation.

However, domestic events and activity in Europe continue to negatively affect the global financial markets. The movement toward a more highly regulated Wall Street coupled with volatility in the equity markets, seems to be having a substantial downward impact on the finance industry’s market capitalization and revenues. Reduced profits from proprietary trading combined with the dramatic decline in third quarter 2011 equity market prices reduced the volume of revenue generating activity, such as IPOs and mergers and acquisitions. After a spurt of hiring in the first quarter, many of the large financial institutions have announced layoffs. As a result, DOB projects a substantial decrease in fiscal year 2012 bonuses for the finance and insurance sectors. Similarly, private sector job growth is expected to decelerate to 1.1 percent in 2012. Total State employment is predicted to grow 0.9 percent in 2011 followed by 0.8 percent growth in 2012. The decline in bonuses and employment growth is expected to be accompanied with lower wage growth of 3.1 percent for 2012. Total personal income is projected to grow 3.7 percent for 2012, following growth of 4.9 percent for 2011.

All of the risks to the national economic forecast apply to the State forecast as well, although as the nation’s financial capital, the volume of financial market activity and equity market volatility present a significant level of uncertainty for New York. In addition, with Wall Street still adjusting compensation practices in the aftermath of financial reform legislation, the timing of cash bonus payouts has become much less predictable, making inference from past patterns less certain. A weaker labor market and/or lower bonuses than projected could result in lower wages and, consequently, weaker household consumption. In addition, if financial and real estate markets are weaker than anticipated, taxable capital gains realizations could be negatively affected. These effects would have an effect on the entire State economy, depressing both employment and wage growth. Conversely, stronger national and global economic growth, or a stronger upturn in stock prices, along with a greater volume of merger and acquisition and other Wall Street deal activity, could result in higher wage and bonuses growth than projected.

Finally, capital gains realizations are estimated to have grown over 40 percent for 2010, partially due to taxpayers anticipating the expiration of the Bush tax cuts at the end of 2010. Although those tax cuts were extended for another two years on December 7, 2010, the extension was too late for taxpayers who had already sold assets to avoid expected higher 2011 rates. If a higher percentage of the growth in 2010 was due to taxpayer anticipation of a rate change than currently estimated, growth for 2011 could be lower than expected. In addition, the 18 percent decline in equity prices during the third quarter of 2011 further enhances that risk.

There can be no assurance that the State economy will not experience results worse than those predicted in the 2011-12 fiscal year (April 1, 2011 through March 31, 2012) or subsequent fiscal years, with related material and adverse effects on the State’s estimates of receipts and disbursements.

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State Budget ^^

Each year, the Governor is required to provide the State Legislature with a balanced executive budget which constitutes the proposed State financial plan for the ensuing fiscal year. The State’s fiscal year for 2011-12 ends on March 31, 2012^. (The State’s fiscal year for 2012-2013 will run from April 1, 2012 to March 31, 2013.) The Executive Budget is required to be balanced on a cash basis and that is the primary focus of the DOB in preparing the financial plan for the State. State finance law also requires the State financial plan to be reported using generally accepted accounting principles (“GAAP”), in accordance with standards and regulations set forth by the Governmental Accounting Standards Board (“GASB”). As such, the State reports its financial results on both the cash accounting basis, showing receipts and disbursements and the GAAP modified accrual basis, showing revenues and expenditures. DOB published the Enacted Budget Financial Plan dated May 6, 2011 (the “Financial Plan”) based on the Governor’s executive budget as modified and adopted by the State Legislature. On November 14, 2011, DOB issued the Mid-Year Update to the Financial Plan for fiscal year 2012 (the “Current Financial Plan”). The State financial results, as described below, are calculated on a cash accounting basis. The GAAP projections for the State’s budget can be obtained from the DOB. ^

The DOB projects a closing balance in the State’s largest and principal operating fund, the General Fund, of $1.7 billion at the end of the 2011-12 fiscal year, assuming an expected budget gap of $350 million can be closed by a fiscal management plan or legislative action or both. (See important disclosure regarding closure of the projected budget gaps in the “General Fund Outyear Budget Gap Projections” and the “Other Considerations” sections of this Statement of Additional Information.) The balance consists of $1.0 billion in the Tax Stabilization Reserve Fund, $275 million in the Rainy Day Reserve Fund, $21 million in the Contingency Reserve Fund for litigation risks, $51 million in the Community Projects Fund reflecting an expected $85 million disbursement during the fiscal year to finance various initiatives of the state legislature and $346 million designated to cover the costs of potential retroactive labor settlements with unions that have not agreed to contracts through 2010-2011. If settlements are reached in the 2011-12 fiscal year, the fund balance in the General fund will decrease by the amount of the settlements.^

Total General Fund disbursements are projected to be approximately $56.9 billion recorded in 2011-12, an increase of nearly $1.5 billion or 2.7% from 2010-11 results. According to the Financial Plan, General Fund receipts in 2011-12 are expected to reach $56.9 billion, an increase of $2.4 billion, or 4.4% from 2010-11 receipts. All Government Funds spending, the broadest measure of State spending that includes State Operating Funds, capital spending and federal grants, is projected to be $131.4 billion in 2011-12, a decrease of $3.4 billion or 2.5% from 2010-11 The major sources of all Government Funds spending include among other things: school aid, Medicaid, transportation, social services, State employee fringe benefits, state operations, debt service and capital projects. According to the Current Financial Plan, all Government Fund receipts are projected to be $130.8 billion in 2011-12, a decrease of 2.5 billion or 1.9% from 2010-11.

General Fund Outyear Budget Gap Projections ^^^

Before enactment of the 2011-12 budget, the State faced an estimated General Fund current-services budget gap of $10 billion for fiscal year 2011-12 and projected budget gaps in future years of $14.9 billion in 2012-13, $17.4 billion in 2013-14, and $20.9 billion in 2014-15. The Financial Plan closed the General Fund projected budget gap through a gap closing plan, and the DOB estimated that it reduced future budget gaps to $2.4 billion in 2012-13, $2.8 billion in 2013-14, and $4.6 billion in 2014-15. However, by November 2011 DOB projected that General Fund had a potential current year shortfall of $350 which is expected to be closed by administrative or legislative action, or both. In addition, the Current Financial Plan projects future budget gaps of $3.3 billion in 2012 - 13, $3.3 billion in 2013-14, and $4.8 billion in 2014-15. The projected budget gaps for 2013-14 and 2014-15 will be materially affected by the level of recurring actions ultimately approved to balance the 2012-13 fiscal year. The combined four-year gap projected for fiscal years 2011-12 through 2014-15 under the Current Financial Plan totals approximately $11.8 billion.

The budget gap forecasts are based on assumptions of economic performance, revenue collections, spending patterns and projections of the costs of program activities. Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending and social service caseloads, and State reimbursement obligations that are driven by local government activity.

Other Considerations ^^

Many complex political, social and economic forces influence the State’s economy and finances, which may in turn affect the Financial Plan. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State’s control. It is also necessarily based upon forecasts of national and State economic activity and the ability of the State to collect related tax receipts as projected. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that the State’s actual results will not differ materially and adversely from the current forecast. ^

There are numerous uncertainties and risks that could affect the Financial Plan, including recent events in Japan and political turmoil in the Middle East, the euro-zone financial crisis and other international events that could have a significant impact on consumer confidence, oil supplies and oil prices. Moreover, Federal statutory and regulatory changes in the financial sector (including

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changes to compensation packages), interest rate policy changes, real estate market fluctuations consumer spending and State tax collections are all uncertain factors affecting the Financial Plan. Other uncertainties and risks that could affect the Financial Plan, include but are not limited to: the potential for State employees wage increases to exceed the projected annual wage costs; successful negotiations with State employee unions over benefits and wage changes, the extent to which projected earnings for pension fund assets and current assumptions with respect to wages for State employees affecting the State’s required pension fund contributions are realized; the Federal government’s willingness and ability to provide the aid reflected in the Financial Plan; the ability of the State reduce costs, including operating expenses, as planned, and the success with which the State controls expenditures; household deleveraging on consumer spending and State tax collections; financial and real estate market developments on capital gains realizations and bonus income; the ability of the State and its public authorities to market securities successfully in the public credit markets; and receipt of expected levels of Federal funding aid for health care, education, transportation and other governmental purposes. The projections and assumptions contained in the Financial Plan are subject to State revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions the State expects to be taken but which are not within the State’s control, will be realized. ^

There is also a risk that projected outyear budget gaps will increase materially from current projected levels which would require the State to take additional gap-closing actions. For example, the Financial Plan expects to use available statutory tools to implement the Medicaid cost controls assumed in the gap-closing plan. However, there can be no assurance that these controls will be sufficient to achieve the level of gap-closing savings anticipated in fiscal year 2011-12 or limit the rate of annual growth in spending in Department of Health State Funds Medicaid to its projected level of approximately 4 percent annually over the Financial Plan period. Variances in annual growth can result in significant spending increases and gap closing savings in future years are dependent on Federal government approval, regulatory changes (as appropriate) and a working relationship with the health care industry. ^

The Financial Plan forecast also contains specific transaction risks and other uncertainties including, but not limited to, the receipt of certain payments from public authorities; the receipt of miscellaneous revenues at the levels projected in the Financial Plan; and the success of cost-savings measures including, but not limited to, the transfer of available fund balances to the General Fund at the levels currently anticipated and statutory or regulatory constraints on planned cost savings-measures. ^

The Financial Plan authorizes the General Fund to temporarily borrow resources from other funds in the State’s short-term investment pool (“STIP”) for a period not to exceed four months or to the end of the fiscal year, whichever is shorter. The General Fund used this authorization to meet certain payment obligations in May, June, September, November and December 2010. In fiscal year 2011-12, the General Fund used this authority in April 2011, but repaid such amounts by the end of April 2011. While the DOB expects that the General Fund may continue to rely on this temporary borrowing authority at times during fiscal year 2011-12, it expects to repay such amounts by the end of the month in which they are borrowed. DOB expects relatively low cash balances during fiscal year 2011-12. DOB will continue to monitor and manage the State’s cash position closely during the fiscal year in an effort to maintain adequate operating balances.

The fiscal year 2011-12 Financial Plan includes a reserve of $346 million to cover the costs of a pattern settlement with all unions that have not agreed to contracts for fiscal year 2007-08 through fiscal year 2010-11. The pattern is based on the terms agreed to by the State’s largest unions for this period. There can be no assurance that actual settlements, some of which are subject to binding arbitration, will not exceed the amounts included in the Financial Plan. In August 2011, a statutorily authorized judicial compensation commission authorized salary increases for judges beginning in fiscal year 2012-13. The Current Financial Plan assumes in its budget projections these judiciary salary increases. The Financial Plan does not include any costs for potential general wage increases after the current labor agreements expire.

The Current Financial Plan includes $1.5 billion in savings from State agency operations, consistent with the Enacted Budget Financial Plan. This includes approximately $450 million in gap-closing savings from, among other things, wage and benefit changes negotiated with State employee unions, operational efficiencies, and attrition. Based on observed attrition levels and recent labor settlements with the two largest State employee unions, DOB believes savings assumed in the Current Financial Plan are likely to be achieved. Nonetheless, agreements with other State unions, which represent approximately 35 percent of the State workforce still need to be reached.

State law allows health insurance companies to convert from a not-for-profit to a for-profit corporation, subject to certain restrictions and processes. The proceeds of such conversions must be used by the State for healthcare-related expenses included in the HCRA account. The Financial Plan assumes the State will receive no proceeds from a health care conversion during the current fiscal year, but expects to receive approximately $250 million in fiscal year 2012-13 and $300 million in fiscal years 2013-14 and fiscal year 2014-15. If no conversion occurs as assumed in the Financial Plan, the State would be required to take other actions to increase available resources or to reduce planned spending to fund projected HCRA disbursements.

The Financial Plan may be adversely affected by actions taken by the Federal government, including audits, disallowances, changes in aid levels and changes to Medicaid rules. For example, all Medicaid claims are subject to audit and review by the Federal government. Recently, the Federal Centers for Medicare and Medicaid Services (“CMS”) requested additional information

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pertaining to claims for services provided to individuals in developmental centers operated by the Office for People with Developmental Disabilities. Although no official audit has commenced and the State believes that the rates paid for these services are done in accordance with the approved state plan and all applicable Federal regulations, any adverse action by CMS relative to these claims could jeopardize a significant amount of Federal Medicaid participation in this program. The State has begun the process of seeking CMS approval to proceed with the development of a new demonstration waiver to create a contemporary and sustainable system of service funding and delivery for individuals with developmental disabilities. In addition, the Financial Plan assumes a Medicaid rate increase in fiscal year 2011-12 to cover the cost of continuing to provide services to individuals residing in State Development Centers. An adverse decision regarding this rate increase would jeopardize approximately $150 in Federal funding currently assumed in the Financial Plan.

Debt outstanding and debt service costs over the course of the plan period are projected to remain below the limits prescribed by the Debt Reform Act of 2000 (“Debt Reform Act”) based on the updated forecasts in the Financial Plan. The available room under the debt outstanding cap is expected to decline, however, from $3.0 billion in 2011-12 to $726 million in 2013-14. The estimates do not include the potential impact of new capital spending that may be authorized in future budgets or efforts to curtail existing bonded programs. Measures to further adjust capital spending, debt financing practices and the inherent volatility of personal income as a basis for long-term planning may be taken to stay within the statutory limitations.

Under legislation enacted in the 2010-11 fiscal year, State and local governments may amortize (defer paying) a portion of their pension costs. Amortization temporarily reduces public employers’ pension costs in a given fiscal year but leads to higher overall costs when repaid with interest. The legislation sets amortization thresholds each year, and pension contribution costs in excess of the amortization thresholds may be amortized. The current Financial Plan assumes that both the State and the State’s Office of Court Administrations will elect to amortize pension costs in future years consistent with the legislation and repay such amounts at an interest rate assumed by DOB to be 5% over 10 years from the date of each deferred payment.

Currently, under the Federal Budget Control Act of 2011 (“BCA”), $1.2 trillion in Federal deficit reduction must be met over the next 10 years. Across the board spending cuts (i.e., the “sequestration process”) are scheduled to begin in January 2013. The BCA prescribes that approximately 82% of the $1.2 trillion in deficit reduction must be through spending reductions, divided evenly between the Defense Department and non-Defense spending. The balance must be achieved through debt service savings. The State is analyzing the potential impact of the BCA on the Financial Plan and State economy. Based on a preliminary review, DOB estimates that, if the sequestration process operates as set forth in the BCA and without any further adjustment by Congress, New York State and local governments could lose approximately $5 billion in Federal funding over 10 years, beginning in fiscal year 2012-13. This does not account for potential declines in other revenues that may occur as a result of lost Federal funding. As more information becomes available, DOB may modify these estimates.

Substantially all of the State’s employees become eligible for post-retirement benefits if they reach retirement while working for the State. In accordance with the Governmental Accounting Standards Board Statement 45, the State must perform an actuarial valuation every two years for purposes of calculating Other Post-Employment Benefits (“OPEB”) liabilities. DOB expects the estimate of OPEB costs to increase substantially due to (i) higher than assumed increases in the cost of health care, (ii) implementation of the Federal Patient Protection and Affordable Care Act, and (iii) decreased interest rates. The Governmental Accounting Standards Board does not require the additional costs to be funded in the State’s budgetary basis, and no funding is assumed for this purpose in the Current Financial Plan.

The State’s Secured Hospital Program enables certain financially distressed not-for-profit hospitals to gain access to the capital markets. Under the Secured Hospital Program, the State is obligated to pay debt service, subject to annual appropriations by the Legislature, on certain bonds in the event there are shortfalls in revenues from other sources, including hospital payments and certain reserve funds held by the applicable trustees for the bonds. As of March 31, 2011, there was a total of $585 million of outstanding bonds for the program, with a total annual debt service requirement of approximately $79 million. The financial condition of most of the nine hospitals in the Secured Hospital Program is deteriorating, and several are experiencing significant operating losses that are likely to impair their ability to remain current on their loan payment obligations. In the Current Financial Plan, DOB has assumed additional costs of $3 million in fiscal year 2012-13 and $32 million annually thereafter for the Secured Hospital Program. However, additional State resources may be needed to meet debt service obligations on outstanding bonds if recent trends continue and other available funds become depleted. In relation to the entire Secured Hospitals Program portfolio, a maximum annual exposure to the State of $82 million would be realized in fiscal year 2013-14 if reserve funds held by trustees were fully depleted and no payments to the State were made by participating hospitals.

The United States Congress often considers making changes to the Internal Revenue Code of 1986, as amended. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues. There can be no assurance that receipts will not fall below current projections, requiring additional budget-balancing actions in the current year, and the gaps projected for future years will not increase materially from the projections set forth in the Financial Plan. In addition in recent years the State has made substantial reductions in planned spending. However, large budget gaps are still projected for future years.

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Recent State Fiscal Years ^

The DOB has reported that the General Fund ended the 2010-11 fiscal year with the following unaudited results on a cash basis. The State ended the 2010-11 fiscal year in balance. Total receipts, including transfers from other funds, were $54.4 billion. Disbursements, including transfers to other funds, totaled $55.4 billion. The General Fund ended the fiscal year with a balance of $1.38 billion, which consisted of $1.0 billion in State’s Tax Stabilization Reserve Fund, 175 million in the Rainy Day Reserve Fund, $21 million in the Contingency Reserve Fund (to guard against litigation risks), $136 million in the Community Projects Fund and $13 million reserved for debt management. The closing balance in the General Fund was $926 million lower than the closing balance for 2009-10. This reflects the planned use of a fund balance to pay for expenses deferred from 2009-10 into 2010-11.

State Debt ^^

Included in state financing activities are State-supported debt and State-related debt. State-supported debt includes general obligation debt approved by the voters and debt issued on behalf of the State by public authorities, obligating the State to pay debt service, subject to appropriation. These include long term obligations issued by the Local Government Assistance Corporation Program (“LGAC”) and State Personal Income Tax Revenue Bond Financing (“State PIT Revenue Bonds”) issued by certain State Authorities. State-related debt is a broader measure that includes State-supported debt, as well as State-guaranteed debt, moral obligation financings and certain contingent-contractual obligation financings, where debt service is paid from non-State sources in the first instance, and State appropriations are available, but typically not expected to be needed, to make payments. ^

The LGAC is a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State’s annual seasonal borrowing. The legislation enacting the issuance of State Pit Revenue Bonds provides that 25% of State personal income tax (“PIT”) receipts, excluding refunds owed to taxpayers, must be used to make debt service payments on these bonds. Legislation enacted in 2007 increased, under certain circumstances, the amount of PIT receipts to be deposited into the Revenue Bond Tax Fund by removing an exclusion for PIT amounts deposited to the STAR Fund. Additionally, legislation enacted in fiscal year 2009-10 and extended through fiscal year 2012-13 permits the Dormitory Authority of the State of New York and the Urban Development Corporation to issue State PIT Revenue Bonds for any authorized purpose. Prior to this time, State law required that State PIT Revenue Bonds sold for capital purposes had to be sold through specific issuers, creating coordination difficulties in scheduling sales and reimbursing capital disbursements on a timely basis. This has enabled the State to improve the scheduling and sizing of State PIT Revenue Bond sales, produced savings through efficiencies in bond pricing, and lowered overall administrative costs. ^

As of March 31, 2011, the State had approximately $3.5 billion outstanding in general obligation debt, $12.3 billion in debt relating to lease-purchase and other service contract financing of State capital programs, $21.0 billion in State PIT Revenue Bonds, $11.5 billion in other revenue bonds, $3.3 billion in debt from the Local Government Assistance Corporation, $3.6 billion outstanding in contingent-contractual obligation financings, $25 million in moral obligations financing, $23 million in State guaranteed debt and $812 million in other State financings. The Financial Plan projects the following new debt issuances for 2011-12: $461 million in general obligation bonds will be issued; $1.0 billion in issuances by the Thruway Authority to finance capital projects for transportation; $236 million in SUNY Dormitory Facilities Revenue Bonds; $417 million in Mental Health Facilities Improvement Revenue Bonds to finance mental health facilities capital projects; and $3.8 billion in State PIT Revenue Bonds to finance various capital programs. ^

Total State-related debt is projected to increase from $55.6 billion in 2010-11 to $57.9 billion in 2011-12. Total State-related debt service costs as a percent of all governmental funds receipts is estimated to be 4.9 percent in fiscal year 2011-12. The estimated debt service on State-related debt for the 2011-12 fiscal year is expected to be approximately $6.3 billion. Total State-supported debt is projected to increase from $51.6 billion in 2010-11 to $54.3 billion in 2011-12. The estimated debt service on State-supported debt for the 2011-12 fiscal year is expected to be approximately $5.8 billion. The estimated debt service on State-supported debt for the 2012-13 fiscal year is expected to be approximately $6.3 billion. New State-supported debt issued on or after April 1, 2000^ is subject to the Debt Reform Act. This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital works and purposes only and restricts the maximum term of debt issuances to no more than 30 years. Total State-supported debt service costs as a percent of total governmental funds receipts is estimated to be 2.7 percent in fiscal year 2011-12 with respect to debt service subject to the Debt Reform Act caps. ^

The State’s outstanding General Obligation bonds were rated AA with a positive outlook by Fitch as of November 30, 2011, AA with a stable outlook by S&P as of December 2, 2011, and Aa2 with a stable outlook by Moody’s as of December 6, 2011. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State general obligation bonds.

Litigation ^^

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The State is a defendant in certain court cases that could ultimately affect the ability of the State to maintain a balanced Financial Plan. The State believes that the proposed Financial Plan includes sufficient reserves to offset the costs associated with any potential adverse rulings. In addition, any potential amounts may be structured over a multi-year period. However, it is possible that adverse decisions in legal proceedings against the State could exceed the amount of all potential Financial Plan resources set aside for judgments, and consequently could negatively affect the State’s ability to maintain a balanced Financial Plan. The disclosure below only includes litigation where the State deems the monetary claims against the State to be material. The State generally only deems a monetary claim to be material if it exceeds $100 million. Furthermore, the litigation discussed below does not include all pending material matters and it does not include any pending material matter where the State’s legal counsel has advised that it is not probable that the State will suffer adverse decisions.

There are a number of suits pending against the State by Indian tribes that claim Indian land was taken illegally by the State. The disputed portions of land in these suits range from 15,000 acres to a strip of land varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. The remedies sought in these suits include among other things assertions of a possessory interest in the land, ejectment, claims seeking the difference between the amount paid for the lands and the fair market value of the lands at the time of the transaction, monetary damages and prejudgment interest. Taken together two significant decisions rendered by the Supreme Court and the Second Circuit Court of Appeals in City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki^, 413 F.3d 266 (2d Cir. 2005), cert. denied, 126 S.Ct. 2021, 2022 (2006) made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. Relying on these decisions, in Oneida Indian Nation et al. v. County of Oneida et al., 617 F.3d 114 (2d Cir. 2010), the Second Circuit Court of Appeals dismissed the Oneida land claim. The United States Supreme Court, on October 17, 2011, denied plaintiffs’ petitions for certiorari to review the decision of the Second Circuit. See Oneida Indian Nation of New York et al. v. State of New York. Some of the pending major cases that involve Indian claims include ^Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al.; and The Onondaga Nation v. The State of New York, et al (NDNY); Shinnecock Indian Nation v. State of New York, et al. (EDNY). ^

In addition, there is a Second Circuit appeal and a nationwide arbitration proceeding pending against the State involving the 1998 Tobacco Master Settlement Agreement (“MSA”) between tobacco manufacturers who are party to the MSA (“PMs”) and 46 settling states (including the State), plus some territories and the District of Columbia (collectively the “Settling States”). Under the MSA, the PMs pay the Settling States each year in perpetuity a base payment to compensate for economic harm to the Settling States for smoking-related illness. In order to keep the base payment under the MSA, each Settling State must pass and diligently enforce a statute that requires tobacco manufacturers who are not party to the MSA (“Non-Participating Manufacturers” or “NPMs”) to deposit in escrow an amount roughly equal to the amount that PMs pay per pack sold. The State’s allocable share of the total payment is about 12.8% of the total, or approximately $800 million on an annual basis. The Second Circuit appeal against the State related to the MSA involve a case in which cigarette importers claimed, among other things, (1) violations of the Commerce Clause of the U.S. Constitution, (2) the establishment of an “output cartel” in conflict with the Sherman Act, and (3) selective non-enforcement of the laws on Native American reservations in contradiction of the Equal Protection Clause of the U.S. Constitution.

On March 22, 2011, the District Court denied plaintiff’s summary judgment motion and granted defendants’ motions for summary judgment dismissing the complaint. Plaintiff has moved before the District Court to amend the Findings and Judgment pursuant to FRCP59(e) and appealed the District Court’s decision to the Second Circuit. See Grand River Ent. v. King^. In the nationwide arbitration proceeding against the State, the PMs allege violations of the terms of the MSA by the Settling States (except for Montana) for 2003 with respect to their treatment of tobacco manufacturers who are not party to the MSA. Any such claims for years prior to 2003 were settled in 2003. The PMs are making the identical claim for 2004-2006, but none of those years are currently in arbitration. The arbitration panel has thus far ruled, among other things, that the Settling States involved have the burden of proof in establishing diligent enforcement of the escrow statutes and that the 2003 settlement of prior NPM Adjustment claims, where the PMs seek a downward adjustment of the payment due in that year which would serve as a credit against future payments, does not preclude the PMs from basing their claim for a 2003 NPM Adjustment on 2002 NPM sales. The parties are currently engaged in discovery.

On July 17, 2008, Weaver v. State of New York^ was filed in the New York State Court of Claims. The claimant alleges that executive directors of Office of Mental Health facilities have improperly received and applied benefits that were due to patients and former patients. The named claimant sought certification of a class, as well as benefits on her own behalf. The State’s motion to dismiss the class action claim was granted in early 2010 by the Court of Claims. The Appellate Division, Second Department, affirmed the decision of the Court of Claims on March 8, 2011. On September 27, 2010, the Court of Claims (Ruderman, J.), granted the State’s motion for summary judgment against the individual claims and dismissed them. Claimants served a notice of appeal on November 23, 2010. The appeal is pending.

In Bordeleau et al. v. State of New York, et al., a group of 50 individuals filed suit in the Supreme Court, Albany County, asking the court to enjoin certain expenditures of State funds and declare them to be illegal under the State Constitution. Plaintiffs specifically claim that the State budget appropriates funds for grants to private corporations, allegedly in violation of Article VII, § 8, paragraph

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1 of the Constitution. The plaintiffs also claim that because the State budget provides, in part, that some appropriated funds will be used “in accordance with a memorandum of understanding entered into between the governor, majority leader of the senate and the speaker of the assembly, or their designees,” the Senate and Assembly have “improperly delegated their legislative powers” in violation of Article VII, §7ofthe State Constitution. Plaintiffs’ complaint names as additional defendants certain public authorities and private corporations that are alleged to be recipients of the allegedly illegal appropriations. The State defendants and several other defendants moved to dismiss the complaint for failure to state a cause of action, for failure to join certain necessary parties, and for lack of a justiciable controversy. The Supreme Court, Albany County, in a decision and order dated February 27, 2009^, granted the motion to dismiss the complaint, finding no violation of either Article VII, §7orArticle VII, § 8. By order dated June 24, 2010, the Appellate Division (Third Department), on appeal, reversed the lower court’s order with respect to the dismissal of the first cause of action, and remitted the matter to the Supreme Court for further proceedings. Subsequently, the Appellate Division granted the defendants’ motion for leave to appeal to the Court of Appeals on the question of whether the Appellate Division erred by reversing the dismissal of the plaintiffs’ cause of action under Article VII, § 8. The Court of Appeals, by opinion dated November 21, 2011, reversed the Appellate Division and dismissed the cause of action under Article VII, § 8.

The plaintiffs in Hampton Transportation Ventures, Inc. et al. v. Silver et al.^ (now in Sup. Ct., Albany Co.) and other similar cases, including William Floyd Union Free School District v. State^ (now in Sup. Ct., New York Co.), Town of Brookhaven v. Silver, et al^ (now in Sup. Ct., Albany Co.), Town of Southampton and Town of Southold v. Silver^ (now in Sup. Ct., Albany Co.), Town of Huntington v. Silver ^(now in Sup. Ct., Albany Co.), Mangano v. Silver^ (Sup. Ct., Nassau Co.), Town of Smithtown v. Silver (now part of the Mangano case in Sup. Ct., Nassau Co.) and Vanderhoef v. Silver^ (now in Sup. Ct., Albany Co.), plaintiffs challenge the constitutionality of 2009 Laws of New York chapter 25, which imposed certain taxes and fees, including a regional payroll tax, in the Metropolitan Commuter Transportation District, the revenue from which is passed to the Metropolitan Transportation Authority. In addition, plaintiffs demand a judgment declaring that enactment of chapter 25 violated provisions of the Public Authority Law § 1266 requiring that the Metropolitan Transportation Authority be self-sustaining. A village, a number of additional towns, Suffolk County and the Orange County Chamber of Commerce have joined the Mangano^ case as plaintiffs. Defendants in each of the cases have moved to change the venue of their respective cases to Albany County or New York County and the venue has changed in most of the cases. The plaintiffs in the Huntington and Hampton cases have appealed from the orders changing venue. In Vanderhoef, Huntington, Floyd, Brookhaven and Southampton/Southold, the defendants have moved for judgment in their favor. The plaintiffs in Hampton voluntarily stipulated their case. The Supreme Court, Albany County issued decisions granting summary judgment to defendants in Brookhaven, Huntington and Southampton/Southold. The Brookhaven and Huntington plaintiffs have appealed from those decisions.

Plaintiffs in Becker et al. v. Paterson et al. (Sup. Ct., Albany Co.) seek a judgment declaring that the governor’s determination to delay payment of school aid due by statute on December 15, 2009, violated State constitutional provisions concerning, among other things, the separation of powers doctrine. The funds at issue have been released since the filing of the case. After a February 3, 2010 court conference to discuss the status of the case, plaintiffs amended their complaint to reflect late payment of the funds at issue. Cross motions for summary judgment were filed and the motions were argued on June 24, 2010. In a second case involving the parties (Becker et al. v. Paterson^ (Sup. Ct., Albany Co.^)),plaintiffs seek a judgment declaring that the governor’s determination to delay payment of school aid from March 31, 2010 to June 1, 2010, also violated State constitutional provisions related to, among other things, the separation of powers doctrine. Since the commencement of the suit, the moneys at issue have also been released. Cross motions for summary judgment were filed. ^On January 14, 2011, the Court issued a joint order and decision dismissing both a^ctions as moot because of the payments made after the commencement of the actions. On February 25, 2011, plaintiffs appealed to the Appellate Division, Third Department.

In Hussein v. State of New York^, plaintiffs seek a judgment declaring that the State’s system of financing public education violates section 1 of article 11 of the State Constitution, on the ground that it fails to provide a sound basic education. In a decision and order dated July 21, 2009, Supreme Court, Albany County, denied the State’s motion to dismiss the action. The State appealed this denial to the Appellate Division, Third Department. On January 13, 2011, the Appellate Division, Third Department, affirmed the denial of the motion to dismiss. On May 6, 2011, the Third Department granted defendants leave to appeal to the Court of Appeals. On September 15, 2011, the Court of Appeals placed the appeal on track for full briefing and oral argument. The State’s brief was due December 5, 2011. Furthermore, on August 18, 2011, Supreme Court, Albany County granted the State’s motion to stay all proceedings in the case until further order of the court or a decision from the Court of Appeals. Subsequently, plaintiffs filed a motion to have the stay vacated or modified to permit the continuation of depositions and the filing of a motion for partial summary judgment. Plaintiffs’ motion is pending.^

In Oneida Indian Nation of New York v. Paterson, et al.^ and four consolidated cases, the tribal plaintiffs seek declaratory judgments that their rights under Federal law have been violated by Chapters 134 and 136 of the Laws of 2010, which amended the Tax Law regarding collection of excise taxes on reservation cigarette sales to non-tribal members and enjoining the State from enforcing those laws. The District Court for the Western District of New York rejected plaintiffs’ motions for preliminary injunctions in four of the five cases, but granted a stay of enforcement pending plaintiffs’ appeal. Plaintiff’s motion for a preliminary injunction was granted by the District Court for the Northern District of New York in the fifth case. The Second Circuit Court of Appeals affirmed the

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Western District’s orders on May 9, 2011, which denied the plaintiffs’ motions for preliminary injunctions, and vacated the Northern District’s order granting the motion for a preliminary injunction, vacated all stays pending appeal, and remanded the cases to the District Courts for further proceedings consistent with the Court’s opinion. In the Northern and Western District cases, the State has moved for summary judgment and the plaintiffs have moved for voluntary dismissal without prejudice. The motions were scheduled to be taken on submission in the Northern District on November 25, 2011 and argued in the Western District on December 20, 2011.^^

In Day Wholesale Inc., et al. v. State, et al.^ (Sup. Ct., Erie Co.), plaintiffs are challenging, and attempting to enjoin, the collection of taxes on cigarettes sold to or by reservation retailers. The Supreme Court, Erie County, On August 31, 2010, vacated two prior of its preliminary injunctions barring the collection of such taxes until defendants took various steps to comply with prior law. Plaintiffs’ motion for a preliminary injunction enjoining enforcement of the provisions of Chapters 134 and 186 of the Laws of 2010 was also denied by the Court. The plaintiffs appealed. On September 14, 2010 the Appellate Division, Fourth Department denied plaintiffs’ motion for a preliminary injunction pending appeal. Pursuant to the rules of the Appellate Division, Fourth Department, the appeal is deemed abandoned because plaintiffs failed to perfect the appeal within 9 months of the filing of the notice of appeal. The State is seeking a formal discontinuation of this action.^

The Seneca Nation of Indians commenced Seneca Nation of Indians v. State of New York, et al., on February 10, 2011, in Supreme Court, Erie County, to challenge regulations implementing a statutory voucher system proposed to allow the State to collect taxes on sales of cigarettes on Indian reservations. Plaintiffs seek a judgment enjoining enforcement of both the regulations and the statutory provisions authorizing the voucher system and also declaring the regulations void. The Supreme Court, Erie County, on May 10, 2011, issued a temporary restraining order that temporarily prohibited the implementation, administration, and enforcement of the voucher system, pending a hearing and determination of plaintiff’s motion for a preliminary injunction. On June 8, 2011, the Court issued an order granting defendants’ motion for summary judgment and vacating the temporary restraining order. Plaintiff appealed and, on October 25, 2011, that appeal was argued in the Appellate Division, Fourth Department. The appeal is pending. On June 21, 2011, the Appellate Division, Fourth Department, denied plaintiff’s motion for a preliminary injunction pending appeal, and plaintiff moved for leave to appeal to the Court of Appeals from the denial of that motion. The motion for leave to appeal is pending. Subsequently, on June 23, 2011, a Judge of the Court of Appeals declined to stay the implementation, administration and enforcement of the statutory system pending the appeal to the Court of Appeals. The Court of Appeals dismissed plaintiff’s motion for leave to appeal on September 20, 2011.

In Gyrodine v. State of New York^ (Court of Claims), claimant is seeking damages under the Eminent Domain Procedures Law with respect to the appropriation by the State of 245 acres of land related to the expansion of SUNY Stony Brook. On June 21, 2010, the Court of Claims awarded claimant compensation of $125 million. The State appealed from the decision on September 13, 2010. The appeal is pending.

In New York Insurance Association, Inc. v. State^ (Sup. Ct., Albany Co.), several insurance companies and an association of insurance companies seek a declaration that certain assessments issued against the plaintiff insurance companies by the Insurance Department pursuant to Insurance Law § 332 violate the Insurance Law and the State and Federal Constitutions to the extent that the assessments include amounts for items that are not direct expenses of the Insurance Department. The State filed its answer on May 4, 2010. On June 9, 2010, the State filed a motion for summary judgment. Plaintiffs have filed a motion for permission to conduct discovery prior to responding to the State’s motion for summary judgment. Plaintiffs’ motion for permission to conduct discovery before responding to the State’s motion for summary judgment was granted on March 10, 2011. Since then, Plaintiffs have filed an amended complaint adding challenges to assessments issued after this action commenced and the State has withdrawn its motion for summary judgment without prejudice. The State has filed its answer to the amended complaint and is engaged in the discovery process.

In Watson v. State (Court of Claims) plaintiffs seek damages stemming from an automobile accident in which four family members suffered injuries. The Court of Claims, on February 2, 2010, granted summary judgment on the issue of liability in favor of plaintiffs. The Parties reached a settlement on all claims on February 8, 2011 for a total of $19 million. All infant compromise and Surrogate’s Court proceedings have been completed and the settlement process is being completed.

In July 2011, plaintiffs commenced Akwesasne Convenience Store Association et al. v. State of New York, in Supreme Court, Erie County, against the State of New York and other defendants, seeking a declaration that the statutory voucher system impermissibly burdens Indian commerce and is preempted by Federal law. Plaintiffs also seek to enjoin the implementation, administration or enforcement of the voucher system. The court denied plaintiffs’ request for a temporary restraining order and, via decision dated August 18, 2011, additionally denied plaintiffs’ subsequent motion for a preliminary injunction. Plaintiffs subsequently appealed to the Appellate Division, Fourth Department, which denied plaintiffs’ motion for a preliminary injunction pending appeal on September 14, 2011. Plaintiffs’ appeal is pending.

State Retirement Systems ^^

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The State and Local Retirement Systems (“Systems”) provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees, and beneficiaries increased from $186.8 billion on April 1, 2010 to 194.3 billion (including $80.8 billion for current retirees and beneficiaries) on April 1, 2011, and the net assets available for benefits as of March 31, 2011 were $149.5 billion (including $3.4 billion in receivables), an increase of $15.3 billion or 11.4% from the fiscal year 2009-10 level of $134.2 billion. Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions. The investment losses experienced in fiscal year 2009 have negatively impacted the value of assets held for the Systems. The effect of the loss is spread over a 5-year period by the current actuarial smoothing method. Consequently, contribution rates have increased for fiscal years 2010-11, 2011-12 and 2012-13, and further increases are anticipated for fiscal years 2013-14 and 2014-15. The amount of such future increases will partly depend on the pension fund’s value as of each April 1, and also on the present value of the expected benefits to be paid by the pension fund as of each April 1. In addition, the assumed rate of return used by the Systems’ Actuary, which is one of the factors used to calculate contribution requirements, decreased from 8 percent to 7.5 percent starting in fiscal year 2011-12. Final contribution rates for fiscal year 2012-13 were released in early September 2011. The average Employees’ Retirement System rate increased from 16.3 percent of salary in fiscal year 2011-12 to 18.9 percent of salary in fiscal year 2012-13, while the average Police and Fire Retirement System rate increased from 21.6 percent of salary in fiscal year 2011-12 to 25.8 percent of salary in fiscal year 2012-13.

Authorities ^^^

Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public authorities (“Authorities”), including those which finance, construct and/or operate revenue-producing public facilities. These Authorities generally pay their own operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, tuition and fees, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation also authorizes several financing structures, which may be utilized for the financings.

Furthermore, there are statutory arrangements that, under certain circumstances, authorize State local assistance payments otherwise payable to localities to be made instead to certain Authorities in order to secure the payment of debt service on their revenue bonds and notes. However, the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated therefore in any given year. Some public Authorities also receive moneys from State appropriations to pay for the operating costs of certain programs.

Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. Not surprisingly, the State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its Authorities were to default on their respective obligations. As of December 31, 2010, there were 17 Authorities with outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, was approximately $161 billion, only a portion of which constitutes State-supported or State-related debt.

Metropolitan Transportation Authority ^^

In December 2011, the MTA adopted the 2012 Final Proposed Budget and Four-Year Financial Plan 2012-2015 (the “MTA Plan”) for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in the City and the surrounding area. Despite an improved outlook, the MTA’s financial resources and situation remain stressed in the face of the regional economy’s continued weakness and the potential for a “double dip” recession. If there is a “double dip” recession, the MTA has limited financial reserves to offset lower-than-expected operating revenues and dedicated taxes. In addition, the MTA Plan assumes that State budget actions will provide full remittance to MTA of all resources collected on the MTA’s behalf and that fare and toll increases will be implemented as planned. Other risks to the MTA Plan include labor settlements falling short of the planned three year “net zero” wage growth and underfunding of the planned 2010-2014 Capital Program. The MTA Plan reflects the MTA’s response of seeking greater operational efficiency and additional cost saving initiatives. The MTA Plan projects ending cash balances of $200 million in 2011, $1 million in 2012 and $80 million in 2013. Deficits of $141 million and $211 million are projected for 2014 and 215, respectively.

The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017, or by visiting the MTA website at www.mta.info.

New York City ^^

The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. For its normal operations, the City depends on State aid both to enable the City to balance

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its budget and to meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. ^

The discussion that follows regarding the status of the City economy is based on information published by the City Office of Management and Budget (“OMB”) on September 30, 2011. All predictions and past performance information regarding the City economy contained in this section were made by OMB on or before that date even though they may be stated in the present tense and may no longer be accurate.^

The slow pace of the national recovery has affected the City economy too. In the first half of 2011, Wall Street posted solid profits of $12 billion in comparison to profits of $14 billion posted in the first half of 2010. However, OMB predicted weak third quarter 2011 results. Underwriting appeared to have slowed in the summer of 2011 and firms are likely facing trade losses. Furthermore, the flattening of the yield curve is predicted to reduce Wall Street profitability. As a result of the turmoil, the securities industry lost 4,000 jobs between June and September 2011. Thus, it is likely that the City’s recovery will remain modest as the national economic recovery loses momentum and Wall Street profitability slows. ^

The City labor market has shown modest employment growth since August 2009. Private employment has increased about 3.5 percent from the recession low, which equals approximately 110,000 new jobs. As of August 2011, the City was about one percent or 30,000 jobs below its peak employment levels. The City’s unemployment rate was about 8.7 percent in August 2011, which reflected a 1.2 percent fall from the unemployment rate in August 2009. Nonetheless, between May and September 2011 there was very little movement in the employment rate. ^

Due to an increase in office-using employment, Class A commercial vacancy rates fell to 10% in August 2011, nearly 1.5 percentage points below the August 2010 rate of 11.5 percent. Class A asking rents as of August 2011 were $64 per square foot which is up nearly 5 percent from the $61 per square foot in August 2010. In addition, in the first eight months of 2011, approximately 5 million more square feet were newly leased compared to the first eight months of 2010. Stable employment growth will create additional demand for office space while decreases in the employment rate will slow such demand. In addition, increased supply into the market beginning in 2014 (due in part, for example, by the completion of over 4 million square feet in the World Trade Center) will probably pressure the market, moving vacancy rates upward and causing asking rent appreciation to pause.

In the first half of 2011, residential sales in the City fell roughly 10 percent from a year earlier, but were still 30 percent above 2009 levels. The fall in the first half of 2011 may reflect the fact that many buyers took advantage of the homebuyers tax credit in effect during the first half of 2010. Despite the drop in transaction levels, prices began to increase in 2011 after reaching a bottom in March 2011. Another positive sign is the increased issuance of building permits in 2011. Through August 2011, there were nearly 2000 more building permits issued than the first eight months of 2010. The total amount of newly issued building permits is a small amount compared to the boom years, but demonstrates that developers are willing to take on new projects in the City.

All the risks to the national and State economies apply to the City economy. Tension in the Middle East resulting in increased oil prices, a euro-zone recession, higher interest rates and underwhelming U.S. growth can adversely affect the City economy. Assumptions for continued profitability on Wall Street are based on continued stability and the Federal Reserve’s ability to fend off inflation, among other things. In addition, the serious fiscal conditions of the State could further negatively impact the City’s economy.

The official financial disclosure of the City and the financing entities issuing debt on its behalf is available by contacting Raymond J. Orlando, Director of Investor Relations, (212) 788-5875 or contacting the City Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007.

New York City Financial Plan ^^

On May 5, 2011, the City released its Fiscal Year 2012 Executive Budget and Four Year Financial Plan for Fiscal Years 2012-15 (the “City Plan”). The City Plan’s projected revenues and expenditures for the 2012 fiscal year are balanced, in accordance with GAAP. However, the City Plan projects gaps of $4.8 billion, $5.1 billion and $5.3 billion for fiscal years 2013, 2014 and 2015, respectively. In November 2011, the City issued an updated four year financial plan (“Updated City Plan”). The Updated City Plan projects a balanced budget in fiscal year 2012 and gaps of $2 billion, $3.8 billion and $4.9 billion in fiscal years 2013, 2014 and 2015, respectively. The Updated City Plan estimates that total revenues for 2012 will be $67.0 billion and the Updated City Plan estimates that total revenues for each of the gap out years will be approximately $68.3 billion in 2013, $68.4 billion in 2014 and $70.2 billion in 2015.

The staffs of the New York State Financial Control Board (“FCB”), Office of the State Deputy Comptroller for the City of New York (“OSDC”), the City Comptroller and the Independent Budget Office (“IBO”) issue periodic reports on the City’s financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention:

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Executive Director; OSDC, 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

New York City Financing Program

Successful execution of the City Plan depends upon the City’s ability to market its securities successfully. The City’s program for financing capital projects for fiscal years 201^1 through 201^5 projects ^$35 billion of long-term borrowing to support the City’s current capital program. Given the expanded New York City Transitional Finance Authority (“TFA”) issuance capacity of debt supported by personal income tax (“PIT”) for general capital purposes, the portion of the capital program not financed by the New York City Municipal Water Finance Authority (“NYW”) will be split between General Obligation (“GO”) bonds of the City and the TFA. ^

Presently, the debt service for the City, TFA (excluding Building Aid Revenue Bonds (BARBS)) and City conduit debt, not including the effect of pre-payments, is 7.6 percent of the City’s total budgeted revenues in 2011. That ratio is expected to increase to 10.4 percent in 2015. As a percentage of tax revenues, the debt service ratio is 12.6 percent in 2011 and is anticipated to grow to 15.7 percent in 2015. ^

The City’s total debt outstanding for fiscal year 2011 issued through GO bonds, TFA bonds, TSASC bonds and Conduit Debt is expected to be approximately $64.4 billion and another $27.1 billion in Water Authority Bonds. The City Plan is predicated on numerous assumptions, including the condition of the City’s and the region’s economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The City Plan is also subject to a variety of other factors.

In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City’s planned capital and operating expenditures are dependent upon the sale of its GO debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC. ^

The City’s outstanding GO bonds were rated AA with a stable outlook by both S&P and Fitch as of September 22, 2011, and Aa2 with a stable outlook by Moody’s as of October 13, 2011. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City’s GO bonds.

Other Localities ^^

Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years. Not included in the projections of the State’s receipts and disbursements for the State’s 2011-12 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance. ^

Local governments must respond to changing political, economic and financial influences over which they have little or no control. These changes may negatively affect the financial condition of certain local governments. For example, the State or Federal government may end or cut its funding of various local programs or deny certain claims in which case local governments would need to use their own resources to fund such expenditures. Specifically, the anticipated loss of temporary Federal stimulus funding in 2011 will adversely impact counties and school districts in New York State. The State’s cash flow issues have resulted in delays to the payment of State aid, and in some cases, have required localities to find other sources from which to borrow. Also, legislation is currently being considered that would cap property tax receipts of local governments. Such a cap would reduce property tax revenue available to local governments. Changes to sales tax distributions resulting from the 2010 Federal population census could also have a material impact on various local governments. At the end of the day, localities and local public authorities may experience significant financial difficulties that could put local access to the public credit markets at risk, which could adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unexpected problems as a result of certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems may also negatively affect localities and require requests for State assistance. These include declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, and the loss of skilled manufacturing jobs.

Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. For the 2009 fiscal year, the total indebtedness for all localities in the State other than the City was approximately $41.1 billion. Included in this figure are bonds issued by the localities and certain debt guaranteed by the localities but excluded from the figure are capital lease obligations (for localities other than New York City), assets held in sinking funds and various amounts available for redemption of debt at the start of a fiscal year.

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OHIO

As described above, the Ohio Fund will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to “conduit” obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

Much of this information is as of ^January 6, 2012, particularly debt figures and other statistics.

Ohio is the seventh most populous state. The Census count for 2010 was 11,536,104, up from 11,353,100 in 2000.

While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially^ developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State’s area devoted to farming and a significant portion of total employment in agribusiness.

In earlier years, the State’s overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.6% national figure. From 1991 through 1998, however, the annual State rates were below the national ^rates, then again slightly higher in 1999 (4.3% vs. 4.2%)^, even^ in 2000 (4.0% vs. 4.0%), lower in 2001 (4.4% vs. 4.7%) and 2002 (5.7% vs. 5.8%), and higher in 2003 (6.2% vs. 6.0%), 2004 (6.1% vs. 5.5%), 2005 (5.9% vs. 5.1%), 2006 (5.5% vs. 4.6%), 2007 (5.6% vs. 4.6%), 2008 (6.6% vs. 5.8%), 2009 (10.2% vs. 9.3%), and 2010^ (10.^1% vs. 9.^6%). In November 201^1, the State unemployment rate ^was 8.5% compared to the national rate of ^8.6%. The unemployment rate and its effects vary among geographic areas of the State.

There can be no assurance that future national, regional or state^ wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in an Ohio Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

Consistent with the Ohio Constitution provision that no State appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is effectively precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales^ use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well^ established procedures for, and as described below has timely taken, necessary actions to ensure resource/expenditure balances (particularly in the GRF) during less favorable economic periods such as the current fiscal biennium. Those procedures include general and selected reductions in appropriations spending. None of those actions were or are being applied to appropriations or expenditures needed for debt service or lease payments relating to any State obligations.

The GRF ending fund balance for Fiscal Year 201^1 was ^$430.7 million. ^

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Fund Balance less
Designated
Biennium	Cash Balance^	Fund Balance(a)^	Transfers(b)^
2002-03^	$ 396,539,000^	$ 52,338,000^	$ 52,338,000^
2004-05^	1,209,200,000^	682,632,000^	127,800,000^
2006-07^	1,432,925,000^	215,534,000^	215,534,000^
2008-09^	734,526,000^	389,103,000^	389,103,000^
2010-11^	844,467,000^	430,707,000^	138,816,000^

(a) Reflects the ending cash balance less amounts encumbered to cover financial commitments made prior to the end of the fiscal year. ^

(b) Reflects the ending fund balance less amounts designated for transfer to other funds, including the BSF.

The ^appropriations act^ for the 201^2-1^3 biennium included all necessary appropriations for debt service on State obligations and for lease payments relating to lease rental obligations issued by the Ohio Building Authority and the Treasurer of State.

The following is a selective general discussion of State finances, particularly GRF receipts and expenditures, for recent and the current bienniums. The State administration and both houses of the General Assembly have been and are committed to and have taken actions that ensure a balance of GRF resources and expenditures.

^2002-03. Ongoing and rigorous consideration was given by the Governor and the General Assembly to revenues and expenditures throughout Fiscal Years 2002-03, primarily as a result of continuing weak economic conditions, with budgetary pressures during this period primarily due to lower than anticipated levels of receipts from certain major revenue sources.^

Consideration came in four general time frames – the June 2001 biennial appropriation Act, late fall/early winter 2001, late spring and summer 2002, and late winter/spring 2003. Significant remedial steps included authorization to draw down and use the entire BSF balance, increased cigarette taxes, and use of tobacco settlement moneys previously earmarked for other purposes.

The biennial GRF appropriations Act passed in June 2001 provided for biennial GRF expenditures of approximately $45.1 billion without increases in any major State taxes. That Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations. That original appropriations act also provided for transfers to the GRF of $160 million from the BSF and $100 million from the Family Services Stabilization Fund aimed at achieving Fiscal Year and biennium ending positive GRF fund balances, based on then current estimates and projections.

The Ohio economy continued to be negatively affected by the national economic downturn and by national and international events, and in October 2001 OBM lowered its GRF revenue estimates and projected GRF revenue shortfalls of $709 million for Fiscal Year 2002 and $763 million for Fiscal Year 2003. Executive and legislative actions taken to address those shortfalls included:

Spending reductions and limits on hiring and major purchases. The Governor ordered spending reductions were at the annual rate of 6% for most State agencies, with lesser reductions for correctional and other institutional agencies, and with exemptions for debt service related payments, primary and secondary education and the adjutant general.

December 2001 legislation, the more significant aspects of which included authorizing the additional transfer of up to $248 million from the BSF to the GRF during the current biennium thereby reducing the estimated BSF balance to $607 million; reallocating to the GRF a $260 million portion of tobacco settlement receipts in Fiscal Years 2002 and 2003; and authorizing Ohio’s participation in a multi^ state lottery game estimated to generate approximately $40 million annually beginning in Fiscal Year 2003.

Continuing weak economic conditions and lower than anticipated personal income and corporate franchise tax receipts then led OBM in the spring of 2002 to project higher estimated GRF revenue shortfalls of approximately $763 million in Fiscal Year 2002 and $1.15 billion in Fiscal Year 2003. Further executive and legislative actions were taken to ensure positive GRF fund balances for Fiscal Year 2002 and the biennium. In addition to further appropriation reductions for certain departments and other management steps, those actions included legislation providing for: additional transfers to the GRF of the then remaining BSF balance ($607 million) as needed in Fiscal Years 2002 and 2003, and of $50.8 million of unclaimed funds; a $50 million reduction in the Fiscal Year 2002 ending GRF balance to $100 million; increasing the cigarette tax by 31¢ per pack (to a total of 55¢ per pack) estimated by OBM to produce approximately $283 million in Fiscal Year 2003; additional transfers to the GRF of $345 million from tobacco settlement moneys received in Fiscal Years 2002 and 2003 previously earmarked for construction of elementary and secondary school facilities and replacing the moneys for that purpose with authorized general obligation bonds; and extension of the State income tax to Ohio-based trusts and “decoupling” certain Ohio business taxes from federal tax law economic stimulus changes affecting business equipment depreciation schedules to produce approximately $283 million in Fiscal Year 2003.

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Fiscal Year 2002 ended with positive GRF balances of $108.3 million (fund) and $619.2 million (cash) based on the remedial steps described above, including transfers of $289.6 million from tobacco settlement moneys and $534.3 million from the BSF (leaving a Fiscal Year 2002 ending BSF balance of $427.9 million, with that entire balance appropriated for GRF use if needed in Fiscal Year 2003).

On July 1, 2002, the Governor issued an executive order directing a total of approximately $375 million in GRF spending cutbacks for Fiscal Year 2003 reflecting prior budget balancing discussions with the General Assembly. Excluded from those department and agency cutbacks ranging up to 15% were elementary and secondary education, higher education, alcohol and drug addiction services, and the adjutant general. Also expressly excluded were debt service and lease rental payments relating to State obligations, and ad valorem property tax relief payments (made to local taxing entities).

Based on continuing reduced revenue collections (particularly, personal income taxes and sales tax receipts) and projected additional Medicaid spending, OBM in late January 2003 announced an additional Fiscal Year 2003 GRF shortfall of $720 million. The Governor ordered immediate additional reductions in spending intended to generate an estimated $121.6 million of GRF savings through the end of the Fiscal Year (expressly exempted were appropriations for or relating to debt service on State obligations). The Governor also proposed and the General Assembly enacted by March 1, 2003, the following additional revenue enhancements, transfers and expenditure reductions for Fiscal Year 2003 to achieve a positive GRF fund balance at June 30, 2003 as then estimated by OBM: An additional 2.5% reduction in local government fund distributions to most subdivisions and local libraries, producing an estimated $30 million savings; transfers of $56.4 million to the GRF from unclaimed funds and various rotary funds; and a one-month acceleration in sales tax collections by vendors filing electronically to produce $286 million.

To offset the General Assembly’s enactment of legislation that did not include proposed additional taxes on cigarettes and liquor, beer and wine, the Governor on March 25 ordered additional reductions in GRF appropriations spending aggregating $142.5 million for the balance of Fiscal Year 2003. Included were reductions (generally at an annualized rate of 2.5%) of $90.6 million in State foundation and parity aid to school districts and an additional $9.3 million in Department of Education administration spending, $39.2 million in instructional support to higher education institutions, and other selected reductions totaling $3.4 million. The Governor also identified approximately $20 million in excess food stamp administration funds available to offset the need for further expenditure reductions. Expressly excepted from those reductions were appropriations for or relating to debt service on State obligations.

Based on the Administration’s continuing monitoring of revenues, and as an anticipated step in the then ongoing 2004-05 biennial budget and appropriations process, OBM reported revised revenue estimates to the General Assembly on June 11, 2003. Those estimates revised Fiscal Year 2003 revenues downward by an additional $200 million from OBM’s January 2003 adjusted baseline, based primarily on updated income and sales tax receipts through May 31. The Governor and OBM addressed this additional Fiscal Year 2003 revenue shortfall through additional expenditure controls and by drawing upon $193 million of federal block grant aid made available to the State prior to June 30 under a federal law effective on May 28, 2003.

The State ended the 2002-2003 biennium with a GRF cash and fund balances of $396.5 million and $52.3 million, respectively, and a balance in the BSF of $180.7 million.

Additional appropriations actions during the 2002-2003 biennium, affecting most subdivisions and local libraries in the State, related to the various local government assistance funds. The original appropriations act capped the amount to be distributed in Fiscal Years 2002 and 2003 to essentially the equivalent monthly payment amounts in Fiscal Years 2000 and 2001. Subsequent legislation amended the level to the lesser of those prior Fiscal Year amounts or the amount that would have been distributed under the standard formula.

2004-05. The GRF appropriations Act for the 2004-05 biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor in June 2003. The Act provided for total GRF biennial revenue of approximately $48.95 billion and total GRF biennial expenditures of approximately $48.79 billion. That Act and the separate appropriations acts for the biennium included all necessary debt service and lease-rental payments related to State obligations.

Among other expenditure controls, the Act included Medicaid cost containment measures including pharmacy cost management initiatives, limited expenditure growth for institutional services and implementation of managed care for higher-cost populations; continued phase-out of certain tangible personal property tax relief payments to local governments; the closing by consolidation of three institutional facilities during the biennium; adjustments in eligibility guidelines for subsidized child care from 185% to 150% of the federal poverty level and freezing certain reimbursement rates; no compensation increases for most State employees in Fiscal Year 2004 and limited one-time increases in Fiscal Year 2005; and continued the limitation on local government assistance fund distributions to most subdivisions and local libraries to the lesser of the equivalent monthly payments in Fiscal Year 2003 or the amount that would have been distributed under the standard formula.

The GRF expenditure authorizations for the 2004-05 biennium reflected and were supported by revenue enhancement actions contained in the Act including:

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A one-cent increase in the State sales tax (to six percent) for the biennium (expiring June 30, 2005), projected to generate approximately $1.25 billion in each Fiscal Year.

Expansion of the sales tax base to include dry-cleaning/laundry services, towing, personal care and other services, and satellite television, producing in aggregate approximately $102 million annually. On February 12, 2009, an Ohio appeals court overruled a 2007 trial court decision and upheld the inclusion of satellite television in the sales tax base, which produces approximately $54 million annually. The Ohio Supreme Court on December 27, 2010, affirmed ^the court of appeals decision in favor of the State.

Moving local telephone companies from the public utility tax base to the corporate franchise and sales tax, projected at the time to produce approximately $29 million annually.

Elimination of the sales tax exemption for wide area telephone service (WATS) and 800 telecom services coupled with the enactment of a more limited exemption for call centers, projected at the time to produce approximately $64 million annually.

Adjustments in the corporate franchise tax through the adoption of the Uniform Division of Income for Tax Purposes Act (UDITPA) for apportionment of business income among states, and an increase in the corporate alternative minimum tax, projected at the time to produce in^ aggregate approximately $35 million annually.

The Act also authorized and OBM on June 30, 2004 transferred ^$234.7 million of proceeds received from the national tobacco settlement into the GRF. In addition, the Act authorized the draw down during the biennium of federal block grant and Medicaid assistance aid made available to the State under a federal law effective May 28, 2003. OBM drew down $211.6 million and $316.8 million of those federal monies in Fiscal Years 2004 and 2005, respectively.

Based on regular monitoring of revenues and expenditures, OBM in March 2004 announced revised GRF revenue projections for Fiscal Years 2004 and 2005 based primarily on reduced revenue collections from personal income taxes. In response to OBM reducing its GRF revenue projection by $247.1 million (1.02%) for Fiscal Year 2004 and by $372.7 million (1.48%) for Fiscal Year 2005, the Governor ordered Fiscal Year 2004 expenditure reductions of approximately $100 million. On July 1, 2004, the Governor ordered additional Fiscal Year 2005 expenditure cuts of approximately $118 million and a reduction of $50 million in State spending on Medicaid reflecting an increased Federal share of certain Medicaid services. Expressly excluded from those reductions were debt service and lease rental payments relating to State obligations, State basic aid to elementary and secondary education, instructional subsidies and scholarships for public higher education, in-home care for seniors and certain job creation programs. The balance of those revenue reductions were offset by GRF expenditure lapses and, for Fiscal Year 2005, elimination of an anticipated $100 million year-end transfer to the BSF while maintaining a one-half percent year-end GRF fund balance.

The State ended Fiscal Year 2004 with a GRF fund balance of $157.5 million. Improving economic conditions had a positive effect on revenue in Fiscal Year 2005. With GRF revenue receipts modestly outperforming estimates for much of the Fiscal Year, OBM in June 2005 increased its GRF revenue estimates by $470.7 million. Final Fiscal Year 2005 GRF revenue came in $67.4 million above that revised estimate. With Fiscal Year 2005 spending close to original estimates, the State made the following Fiscal Year-end allocations and transfers: $60 million to address a prior-year liability in the Temporary Assistance to Needy Families (TANF) program; $40 million to a disaster services contingency fund; $50 million to the State’s share of the school facilities construction program; and $394.2 million to the BSF. After these and certain smaller transfers, the State ended Fiscal Year 2005 and the biennium with a GRF fund balance of $127.8 million and a BSF balance of $574.2 million.

2006-07. Consistent with State law, the Governor’s Executive Budget for the 2006-07 biennium was released in February 2005 and introduced in the General Assembly. After extended hearings and review, the GRF appropriations Act for the 2006-07 biennium was passed by the General Assembly and signed (with selective vetoes) by the then Governor on June 30, 2005. That Act provided for total GRF biennial revenue of approximately $51.5 billion (a 3.8% increase over 2004-05 biennial revenue) and total GRF biennial appropriations of approximately $51.3 billion (a 5.0% increase over 2004-05 biennial expenditures). Spending increases for major program categories over the 2004-05 actual expenditures were: 5.8% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives); 3.4% for higher education; 4.2% for elementary and secondary education; 5.5% for corrections and youth services; and 4.8% for mental health and mental retardation. The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

The GRF expenditure authorizations for the 2006-07 biennium reflected and were supported by a significant restructuring of major State taxes, including:

A 21% reduction in State personal income tax rates phased in at 4.2% per year over the 2005 through 2009 tax years.

Phased elimination of the State corporate franchise tax at a rate of approximately 20% per year over the 2006 through 2010 tax years (except for its continuing application to financial institutions and certain affiliates of insurance companies and financial institutions).

^

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Implementation of a new commercial activity tax (CAT) on gross receipts from doing business in Ohio phased in over the 2006 through 2010 fiscal years. The CAT is being levied at its fully phased-in rate of 0.26% on gross receipts in excess of $1,000,000. The fully implemented CAT produces about $1.45 billion annually with $139 million of that amount attributable to its application to motor fuels. In September 2009, the Ohio Supreme Court ruled that food sales for off-premise consumption may be included in the CAT base. On July 26, 2011, an Ohio appellate court affirmed the judgment of a trial court upholding the applicability of the CAT to gross receipts from the sales of motor fuels, which decision has been appealed to the Ohio Supreme Court.

A 5.5% State sales and use tax (decreased from the 6.0% rate for the 2004-05 biennium).

An increase in the cigarette tax from $0.55 per pack (of 20 cigarettes) to $1.25 per pack.

The ^Governor signed into law on June 5, 2006 legislation enacted by the General Assembly imposing a limitation on most GRF appropriations commencing with the 2008-09 biennium. This statutory limitation initially uses Fiscal Year 2007 GRF appropriations as a baseline (excluding appropriations for debt service, tax relief and refunds, and certain appropriations reflecting moneys received from the federal government) and then applies an annual growth factor equal to the greater of 3.5% or the sum of the inflation rates and rate of State population change. Every fourth fiscal year thereafter becomes a new base year. This legislation was enacted as an alternative to a proposed “tax and expenditure limitation” (TEL) amendment to the Ohio Constitution that was withdrawn from the November 2006 general election ballot. All GRF appropriations since, and including, the 2008-09 biennium have complied with this limitation.

The State ended Fiscal Year 2006 with a GRF cash balance of $1.529 billion and a GRF fund balance of $1.026 billion. Of that ending GRF fund balance, the State carried forward $631.9 million to cover the expected and planned for variance of Fiscal Year 2007 GRF appropriations over estimated revenue, to offset the one-time cost of accelerating the phase-in of reductions in State personal income tax withholding rates, and to maintain the required 0.5% of Fiscal Year 2007 GRF revenue as an ending fund balance. The remaining approximately $39^4 million was deposited into the BSF increasing its balance to $1.012 billion (which includes $40 million in receipts collected from a broad tax amnesty initiative and deposited in June 2006). The State ended Fiscal Year 2007 with a GRF cash balance of $1.433 billion and a GRF fund balance of $215.5 million.

2008-09. Ongoing and rigorous consideration was given by the Governor and the General Assembly to revenues and expenditures throughout Fiscal Years 2008-09, primarily as a result of the Ohio economy being negatively affected by the national economic downturn. Budgetary pressures during this period were primarily due to continuing lower than previously estimated levels of receipts from certain major revenue sources.

Consideration came in three general time frames – winter 2007, fall/winter 2008, and spring 2009. Significant measures were taken including use of the entire Budget Stabilization Fund (BSF) balance and expenditure reductions and spending controls on State agencies and departments.

Consistent with State law, the Governor’s Executive Budget for the 2008-09 biennium was released in March 2007 and introduced in the General Assembly. After extended hearings and review, the GRF appropriations Act for the biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2007. Reflecting the continued implementation of the restructuring of State taxes commenced in 2006-07, that Act was based upon then estimated total GRF biennial revenues of approximately $53.5 billion (a 3.9% increase over the 2006-07 biennial revenue) and total GRF biennial appropriations of approximately $52.4 billion (a 2.1% increase over the 2006-07 biennial expenditures). Spending increases for major program categories over the 2006-07 actual expenditures were: 2.2% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives); 13.2% for higher education; 5.2% for elementary and secondary education; 4.9% for corrections and youth services; and 4.7% for mental health and mental retardation. The Executive ^Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

The original GRF expenditure authorizations for the 2008-09 biennium reflected and were supported by tax law changes contained in the Act, including:

Restructuring nonresident tax exemption for Ohio motor vehicle purchases projected to produce approximately $54.0 million for the biennium.

Restoring local government fund support by committing a spe^cified percentage of all tax revenues deposited into the GRF^, with local governments ^to receive 3.7% of total GRF tax revenues annually and local libraries ^to receive 2.22% of total GRF tax revenues annually.

Eliminating the $300 per month cigarette and tobacco product importation exemption projected to produce approximately $25.0 million annually.

The GRF appropriations Act also created the Buckeye Tobacco Settlement Financing Authority to securitize tobacco settlement receipts payable to the State under the November 1998 national tobacco settlement. On October 29, 2007, the Authority issued

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$5.53 billion ^of tobacco settlement asset-backed bonds to fund capital expenditures for higher education ($938 million) and common school ($4.112 billion) purposes over three years in lieu of the State issuing GRF-backed general obligation bonds to fund those capital expenditures. The resulting debt service savings to the GRF ^partially funded the expansion of the homestead exemption property tax relief program in the Act. The Act reprogram^med all prior General Assembly allocations of anticipated tobacco settlement receipts to enable the pledge of 100% of those receipts to the payment of debt service on the Authority’s obligations. The State had previously enacted legislation allocating its anticipated share of those receipts through Fiscal Year 2012 and making a partial allocation thereafter through Fiscal Year ^2025, with the ^largest ^allocations to ^elementary and secondary school capital expenditures, and with other amounts allocated for smoking cessation and health-related purposes, biomedical research and technology transfer, and assistance to the tobacco growing areas in the State.

Winter 2007. With the Ohio economy expected to be negatively affected by the national economic downturn, in January 2008 OBM reduced its original GRF revenue projections by $172.6 million for Fiscal Year 2008 and $385.1 million for Fiscal Year 2009. Based on those lower GRF revenue estimates and increased costs associated with rising Medicaid caseloads, OBM projected a budgetary shortfall for the 2008-09 biennium of $733 million. ^

Executive and legislative actions taken in response to those OBM estimates, included:

The Governor, on January 31, 2008, issued an executive order directing expenditure reductions and spending controls totaling approximately $509 million (of which about $402 million was realized) for the 2008-09 biennium, as well as limitations on major purchases, hiring and travel, based primarily on the transfers of unspent agency appropriations and the June 2008 action described below. Allocation of those reductions has been determined by the OBM Director in consultation with the affected agencies and departments, with annual expenditure reductions ranging up to 10%. An employee reduction plan was also announced aimed at reducing the State’s workforce by up to 2,700 through selective elimination of positions, attrition, unfilled vacancies and an early retirement incentive program. Expressly excluded from the cutbacks are appropriations for or relating to debt service on State obligations, State higher education instructional support, foundation formula support for primary and secondary education, Medicaid entitlement programs, and ad valorem property tax relief payments.

Transfer of unspent agency appropriations ^then expected to total $120 million in Fiscal Year 2008 and $78 million in Fiscal Year 2009.

Authorizing expansion of the State-run lottery system to include “keno” games ^then projected to generate $65 million in Fiscal Year 2009 of which approximately $25 million was realized.

In June 2008, the General Assembly also passed legislation that provided for, among other things, transfers to the GRF (after a selective line-item veto) of up to $63.3 million from the BSF for the State’s share of increased Medicaid costs, $55 million from rotary funds and $25 million in uncommitted interest earnings from proceeds of the State’s Tobacco Settlement Asset-Backed Bonds.^

Fall/Winter 2008. With the Ohio economy continuing to be negatively affected by the national economic downturn, OBM on September 10, 2008 announced a $540 million further reduction in its GRF revenue projections for Fiscal Year 2009 and a projected Fiscal Year budgetary shortfall of the same amount. Executive actions announced to offset the projected shortfall included:

Use of additional planned Fiscal Year-end lapses and GRF carry forward totaling $126.4 million.

Use of balances in various non-GRF “rotary funds” totaling $112 million.

Transfer to the GRF an additional $40 million of interest earnings on the proceeds of the tobacco securitization referred to above.

As authorized by June 2008 legislation referred to above, a transfer to the GRF of $63.3 million to pay for previously authorized Medicaid cost expenditures.

The $198.3 million balance was offset by a 4.75% reduction in most agency appropriations, which does not apply to appropriations for debt service or tax relief, Medicaid and disability financial assistance, Department of Education aid to local school districts, the Departments of Rehabilitation and Corrections and Youth Services and selected others.

On December 1, 2008, OBM announced a further $640.4 million reduction in GRF revenue projections for Fiscal ^Year 2009 expected to result in a projected Fiscal Year^ shortfall of the same amount. Executive actions announced to offset much of that projected shortfall included:

Reducing total GRF Medicaid spending by $311.1 million by using cash from non-GRF Medicaid accounts and the corresponding federal share previously planned for use in Fiscal Year 2010.

Reducing total Medicaid program spending by $21.3 million by enhanced focus on use of other third party liability sources and other program savings exceeding original estimates.

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Reducing other GRF expenditures by $180.5 million through a further 5.75% reduction in most agency appropriations, which did not apply to appropriations for debt service or tax relief, Medicaid and disability financial assistance, Department of Education aid to local school districts, the Departments of Rehabilitation and Corrections and Youth Services ^among others. These reductions were in addition to the approximately $1.27 billion of 2008-09 biennium budget adjustments previously undertaken.

The $131.9 million remainder of the shortfall was offset by additional Federal Medical Assistance Payments (FMAP) ^received under the American Recovery and Reinvestment Act of 2009, which increased federal Medicaid match to the GRF by that amount (after taking into account loss of federal match from the two Medicaid related actions outlined above). Based on these expenditure reductions, spending controls and other measures ^- and before the revised revenue estimates referred to below ^- OBM was projecting a positive GRF fund balance at June 30, 2009.

Spring 2009. Based on the Administration’s continuing monitoring of revenues, and as an anticipated step in the then ongoing 2010-11 biennial budget and appropriations process, OBM reported revised revenue estimates to the General Assembly on June 11, 2009. Those estimates revised Fiscal Year 2009 revenues downward by an additional $912 million over OBM’s December 2008 adjusted baseline, based primarily on updated income and sales tax receipts through May 31. To address this additional Fiscal Year 2009 revenue shortfall, the Governor received General Assembly approval for and used the entire remaining BSF balance of $949 million for Fiscal Year 2009. Additional measures taken to address this shortfall included the restructuring of $52.8 million of Fiscal Year 2009 general revenue fund debt service into Fiscal Years 2012 through 2021 and expenditure reductions of $98 million in addition to the expenditure controls ordered by the Governor on April 22.

The State ended Fiscal Year 2009 with GRF cash and fund balances of $734.5 million and $389.1 million respectively, and a ^$-0- balance in the BSF. Of the ending GRF fund balance, $133.4 million represents the one-half of one percent of Fiscal Year 2009 GRF revenues the State is required to maintain as an ending fund balance.

^2010-11. Rigorous consideration was given by the General Assembly to the Governor’s Executive Budget proposed for the 2010-11 biennium in light of the difficult economic and fiscal conditions resulting from the national recession. The final GRF appropriations Act for the 2010-11 biennium, which was preceded by three seven-day interim appropriations acts, was passed by the General Assembly and signed (with selective vetoes) by the Governor on July 17, 2009^. All necessary debt service and lease-rental payments related to State obligations for the entire 2010-11 biennium were fully appropriated for the three-week interim appropriations period and under that final Act. ^

Reflecting the final implementation of the restructuring of State taxes commenced in 2006-07 and a conservative underlying economic forecast, that Act provided for total GRF biennial appropriations of approximately $50.5 billion (a 3.8% decrease from 2008-09 biennial expenditures) and total GRF biennial revenue of approximately $51.1 billion (a 4.2% decrease from 2008-09 biennial revenues). GRF appropriations for major program categories compared to 2008-09 actual GRF spending reflected increases of 3.4% for Medicaid (excluding ARRA funding referred to below) and 0.7% for corrections and youth services; and decreases of 13.8% for mental health and developmental disabilities, 8.3% for higher education, and 5.15% for elementary and secondary education. Among other expenditure controls, the act included a number of Medicaid reform and cost containment initiatives and also included the restructuring of $736 million of Fiscal Years 2010 and 2011 general revenue fund debt service into Fiscal Years 2012 through 2025.

Major new sources of revenues or savings reflected in the 2010-11 appropriations act included:

$2.4 billion of “Federal Stimulus” funding received under the American Recovery and Reinvestment Act of 2009 (ARRA), including $1.464 billion for elementary and secondary education, $628 million for Federal Medical Assistance Payments, and $326 million for other purposes.

$933 million in gaming and license revenues ^from the Ohio Lottery Commission’s implementation of video lottery terminals (VLTs) at the seven horse racing tracks in the State. OBM estimated the VLTs would result in an approximate^ $851 million net increase in revenues for the biennium ($285 million in Fiscal Year 2010 and $566 million in Fiscal Year 2011) after taking into account offsetting effects of the VLTs on other lottery revenues. On September 21, 2009, the Ohio Supreme Court ruled that the statutory provisions ^in the biennial appropriations Act ^for the implementation of ^VLTs ^were subject to voter referendum and granted petitioners in that case until December 20, 2009^ to submit referendum petitions, with the required number of signatures. The Ohio Secretary of State on March 26, 2010 confirmed those petitions contained a sufficient number of valid signatures to place the referendum on the November 2, 2010^ ballot, but on July 1, 2010^ the committee for the petitioners withdrew the referendum from the ballot.

$259 million from the Ohio Tobacco Use Prevention and Control Foundation Endowment Fund (TUPAC) to be deposited into a special State fund (non-GRF) and then intended to be used for various health care initiatives. On August 11, 2009, a trial court ^ordered these monies must remain in that endowment fund and be used for the purpose of reducing tobacco use. The State immediately appealed this trial court ruling and on December 31, 2009, the court of appeals ruled in favor of the State and reversed the trial court’s order. The Ohio Supreme Court on December 22, 2010, affirmed the court of appeals decision in favor of the State.

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$1.036 billion of “one-time” revenues or savings ($640 million in Fiscal Year 2010 and $396 million in Fiscal Year 2011), including $364 million from the spend-down of carry-forward balances (that required temporary suspension of the one-half of one percent ending fund balance requirement for the 2010-11 biennium), $250 million transferred from a cash account at the Ohio School Facilities Commission ^funds, $272 million savings from subjecting State employees to a two week unpaid “furlough” during each year of the biennium, ^$84 million from a reduction in State funding to public libraries, and $65 million from the transfer to the GRF of interest on the proceeds of the State’s 2007 tobacco securitization.

$530 million from transfers to the GRF of unclaimed funds and from other non-GRF funds.

In September 2010 the State also received from the federal government an award of $518.6 million of enhanced Federal Medical Assistance Payments funding (eFMAP), and $361.2 million of funding was also received by Ohio school districts for teacher salaries and personnel costs for primary and secondary education (Ed Jobs). ^

In response to the above-referenced September 21 decision of the Ohio Supreme Court declaring the VLT provisions in the biennial appropriations Act subject to referendum, the Governor proposed for General Assembly consideration postponing for two years the final installment of the personal income tax reduction then scheduled to take effect in tax year 2009 (for returns filed in 2010). After extended hearings and review, the General Assembly approved, and the Governor signed into law on December 22, 2009^, legislation keeping personal income tax rates at 2008 levels through tax year 2010. ^

The appropriations act for the 2010-2011 biennium created a six-member (three from each of the House and Senate) Budget Planning and Management Commission (BPMC) to “study and make recommendations that are designed to provide relief to the State during the current difficult fiscal and economic period”.

The BPMC commenced meeting in June 2010, heard testimony, received suggestions and released two reports - one from its three Republican members dated November 30 and one from its three Democratic members dated December 8. Both reports contained estimates of “non-recurring” revenues reflected in the 2010-11 budget as enacted ranging from $4.887 billion in the GRF to $8.339 billion for all GRF and non-GRF funds. These estimates included the effect of the postponement of the final installment of the personal income tax reduction.

The State ended Fiscal Year 2011 with GRF cash and fund balances of $844.5 million and $430.7 million, respectively. Of that ending GRF fund balance, the State reserved $138.8 million in the GRF reflecting the one-half of one percent of Fiscal Year 2011 GRF revenues the State is required to maintain as an ending fund balance and transferred $45.0 million into disaster services/emergency funds. The remaining $246.9 million was deposited into the BSF. These ending balances reflect the use of approximately $680 million in Fiscal Year 2011 GRF revenue to make payments for Medicaid managed care, the State’s share of instruction for higher education, payroll and other commitments that were previously scheduled to be deferred into Fiscal Year 2012.

Current Biennium. Consistent with State law, the Governor’s Executive Budget for the 2012-13 biennium was released in March 2011 and introduced in the General Assembly. After extended hearings and review, the 2012-13 biennial appropriations Act was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2011. To address the use of non-recurring funding sources in the prior 2010-11 biennium including amounts received under ARRA, the Act includes targeted spending cuts across most State agencies and major new Medicaid reform and cost containment measures. Reflecting the tax law changes described below and a conservative underlying economic forecast, that Act provides for total GRF biennial appropriations of approximately $55.78 billion (an 11% increase from the 2010-11 GRF biennial expenditures) and total GRF biennial revenue of approximately $56.07 billion (a 6% increase from 2010-11 GRF biennial revenues). GRF appropriations for major program categories compared to 2010-11 actual GRF spending reflect increases of 30% for Medicaid (increase due in part to absence of ARRA funding in the current biennium) and 3% for elementary and secondary education; decreases of 9% for higher education and 8% for mental health and developmental disabilities; and flat funding for corrections and youth services. That Act also reflects the restructuring of $440 million of Fiscal Year 2012 general revenue fund debt service into Fiscal Years 2013 through 2025, approximately three-quarters of which was accomplished by the July 28 issuance by the Ohio Public Facilities Commission of $488.8 million in refunding bonds, with the remainder of that restructuring occurring by the September 15 issuance of the Ohio Building Authority’s $149.3 million in refunding bonds.

The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations (after the restructuring of Fiscal Year 2012 GRF debt service payments).

Major new sources of revenues or expenditure savings reflected in the 2012-13 appropriations Act include:

Transfer of the State’s spirituous liquor system to JobsOhio, a nonprofit corporation created to promote economic development, job creation and retention, job training and the recruitment of business to the State. In consideration of this transfer, the Act reflects that the State anticipates receiving a $500 million one-time payment from JobsOhio in Fiscal Year 2012. With that transfer, the State will forgo annual deposits to the GRF from net liquor profits (those deposits totaled $153.0 million in Fiscal Year 2011). Any transfer must include provisions for payment of the outstanding bonds secured by net liquor profits. Litigation filed on April 18,

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2011 in the Ohio Supreme Court challenged, under various provisions of the Ohio Constitution, certain aspects of both JobsOhio and the law enacted in February 2011 authorizing its creation. Specifically, plaintiffs in that case were challenging the provisions in that law providing the Ohio Supreme Court exclusive original jurisdiction for any challenge to that law or the creation of JobsOhio, and also requiring those challenges be filed within sixty days after that law took effect. Plaintiffs were also claiming that law is an improper special act conferring corporate powers, that the Governor may not serve on the JobsOhio board of directors, that the provisions for dissolution of JobsOhio violate limitations in the Ohio Constitution on State appropriations and assumption of corporate debt, and that the law created a joint venture under which the State is lending its aid and credit. On August 19, 2011, the Court dismissed that case solely for lack of subject matter jurisdiction. The 2012-13 appropriations Act also amended the law enacted in February 2011 authorizing the creation of JobsOhio to remove the Governor from the JobsOhio board of directors, require JobsOhio to comply with Ohio’s nonprofit corporation law unless specifically exempted from a provision, and eliminate the exclusive original jurisdiction in the Ohio Supreme Court and relax the deadlines for filing claims. On August 30, those same plaintiffs filed a complaint in the Court of Common Pleas of Franklin County, Ohio, again claiming the law authorizing the creation of JobsOhio, as amended by the 2012-13 appropriations Act, is an improper special act conferring corporate powers, and that the State may not lend its aid and credit to JobsOhio. The defendants filed motions to dismiss the complaint claiming that the named plaintiffs lacked legal standing to bring this case. The court on November 23 held a hearing on the defendants’ motions to dismiss and on December 2 granted those motions, finding that the plaintiffs did not have standing to bring their action. Since the court granted the defendants’ motions based on lack of standing, it did not decide the plaintiffs’ other claims. On December 23, the plaintiffs appealed that trial court ruling to the Tenth District Court of Appeals of Franklin County, Ohio. That appeal has been scheduled for briefing in January and oral argument on February 16.

Sale of six State-owned prison facilities to private operators expected to result in a net payment to the GRF of $75 million. A case filed on August 25, 2011 in the Court of Common Pleas of Franklin County, Ohio, challenged the authorization in the 2012-13 appropriations Act to sell these prison facilities. Specifically, this litigation alleged that the provisions in that Act authorizing the sale of these prisons, as well as that entire Act, were enacted in violation of the “one subject rule” of the Ohio Constitution, that the sale of the prisons would create a joinder of private and public property interests violating the constitutional prohibition against the State entering into a joint venture, and that they violate the constitutional right to referendum on certain laws. On August 31, the Court rendered a decision denying a temporary restraining order requested by the plaintiffs. In that August 31 decision, the Court found that the provisions of the appropriations Act authorizing the sale of the prisons were not in violation of the one subject rule, indicated it did not intend to revisit that matter in the future, and further indicated that it would refrain from making a declaration as to sections of the Act other than those authorizing the sale of the prison facilities. The Court also found that the prison sale authorization in the appropriations Act does not violate the prohibition against the State entering into a joint venture and that those provisions do not fit within the exceptions to the right to referendum. The State announced on September 1 that, based on the proposals it received for five prisons, it is opting to sell only one of those facilities and that this would accomplish the desired financial result for the 2012-13 biennium. On December 21, the plaintiffs voluntarily dismissed the case without prejudice.

Reducing local government fund allocations by $111 million in Fiscal Year 2012 and $340 million in Fiscal Year 2013. Beginning in Fiscal Year 2014, allocations are to be made by committing a set percent of annual tax revenues deposited into the GRF (beginning with Fiscal Year 2013 GRF tax revenues).

Reducing public library fund allocations to 95% of Fiscal Year 2011 levels resulting in expenditure reductions of $52.3 million in Fiscal Year 2012 and $102.8 million in Fiscal Year 2013. Beginning in Fiscal Year 2014, allocations to public libraries are to be made by committing a set percent of annual tax revenues deposited into the GRF (beginning with Fiscal Year 2013 GRF tax revenues).

Accelerated phase-out of reimbursement payments to local governments and school districts in connection with the elimination of the tangible personal property tax resulting in an increased share (estimated at $293.5 million in Fiscal Year 2012 and $597.7 million in Fiscal Year 2013) of the Commercial Activity Tax being deposited into the GRF.

Accelerated phase-out of reimbursement payments to local governments and school districts for electric power generation deregulation and natural gas deregulation resulting in a larger share (estimated at $141.6 million in Fiscal Year 2012 and $147.4 million in Fiscal Year 2013) of the kilowatt-hour tax and the entire (approximately $66.0 million in Fiscal Year 2012 and $66.0 million in Fiscal Year 2013) natural gas consumption tax being reallocated to the GRF.

$235 million from transfers to the GRF of unclaimed funds and from other non-GRF funds and $12 million from a tax amnesty program.

The 2012-13 appropriations Act also reflects the following tax law changes:

Implementation of the previously postponed final 4.2% annual decrease in State personal income tax rates.

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Eliminated the estate tax beginning January 1, 2013, currently levied at a rate of 6% on estates over $338,333 and 7% on estates over $500,000. In Fiscal Year 2010, estate tax collections totaled $285.8 million of which $230.8 million was distributed to the local government jurisdictions from which it was collected and with $55.0 million retained by the State and deposited into the GRF.

Established the InvestOhio income tax credit program under which investors in small businesses based in Ohio who hold their investments for at least two years may receive 10% income tax credits limited to a maximum of $10 million per investor per biennium with no more than $100 million of those credits to be issued over two years.

The 2012-13 biennial appropriations Act creates a $130 million Medicaid reserve fund. That Act also creates a $104 million Unemployment Compensation Contingency Fund to pay interest on federal advances to the State Unemployment Compensation Fund, $70.7 million of which was used to make the interest payment due in September. That Act also authorizes the OBM Director to seek State Controlling Board approval to establish appropriations for the October 2012 interest payment currently estimated at $90 million. The Act also makes changes to State construction bidding procedures and includes additional authorizations for joint purchasing by and cooperation among local governments, all designed to create opportunities for cost savings.

Separate legislation passed by the General Assembly and signed by the Governor on June 29, 2011, is expected to reduce the State prison population by, among other changes, directing some low-level offenders to community-based programs.

As discussed above, the State is effectively precluded by its Constitution from ending a Fiscal Year or a biennium in a “deficit” position. OBM continually monitors and analyzes revenues and expenditures developments (including pending litigation) and prepares a financial report summarizing its analyses at the end of each month. The most recent Monthly Financial Reports are accessible via OBM’s home page at http://obm.ohio.gov/MiscPages/MonthlyFinancialReports/, and copies are available upon request to OBM.^^

The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.) The Constitution provides that “Except the debts above specified...no debt whatever shall hereafter be created by, or on behalf of the state.”

By 19 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation (GO) debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for four that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development, and veterans compensat^ion. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

A 1999 constitutional amendment provides an annual debt service “cap” applicable to most future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, new obligations may not be issued if debt service for any future Fiscal Year on those new and the then outstanding bonds of those categories would exceed 5% of the total of estimated GRF revenues (excluding GRF receipts from the American Recovery and Reinvestment Act of 2009) plus net State lottery proceeds for the Fiscal Year of issuance. Those direct obligations of the State include general obligation and special obligation bonds that are paid from the State’s GRF, but exclude (i) general obligation debt for third frontier research and development, development of sites and facilities, and veterans compensation, and (ii) general obligation debt payable from non-GRF funds (such as highway bonds that are paid from highway user receipts). Pursuant to the implementing legislation, the Governor has designated the OBM Director as the State official responsible for making the 5% determinations and certifications. Application of the 5% cap may be waived in a particular instance by a three-fifths vote of each house of the Ohio General Assembly and may be changed by future constitutional amendments.

In addition to its issuance of highway bonds, the State has financed selected highway infrastructure projects by issuing bonds and entering into agreements that call for debt service payments to be made from federal transportation funds allocated to the State, subject to biennial appropriations by the General Assembly. The highest annual State payment under those agreements in the current or any future fiscal year is $173.1 million in Fiscal Year 2012. In the event of any insufficiency in the anticipated federal allocations to make payments on State bonds, the payments are to be made from any lawfully available moneys appropriated to ODOT for the purpose.

State agencies also have participated in buildings and equipment, information systems and non-highway transportation projects that have local as well as State use and benefit, in connection with which the State has entered into lease-purchase agreements with

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terms ranging from 7 to 20 years. Certificates of Participation (COPs) have been issued in connection with those agreements that represent fractionalized interests in and are payable from the State’s anticipated lease payments. The maximum annual payment from GRF appropriations under those existing agreements is $30.5 million in Fiscal Year 2013 and the total GRF-supported principal amount outstanding is ^$186.4 million. Payments by the State are subject to biennial appropriations by the General Assembly with the lease terms subject to renewal if appropriations are made. The approval of the OBM ^Director and either the General Assembly or the state controlling board is required if COPs are to be publicly-offered in connection with those agreements.

A statewide economic development program assists the financing of facilities and equipment for industry, commerce, research and distribution, including technology innovation, by providing loans and loan guarantees. The law authorizes the issuance of State bonds and notes secured by a pledge of portions of the State profits from ^the sale of spirituous liquor. The General Assembly has authorized the issuance of these obligations with a maximum of $630 million to be outstanding at any one time, of which not more than $84 million may be issued for eligible advanced energy projects and not more than $100 million may be issued for eligible logistics and distribution projects. The aggregate amount of net liquor profit to be used in any Fiscal Year to pay debt service on these economic development bonds may not exceed $63 million and the current maximum annual debt service is ^$51.1 million in Fiscal Year 2016. The State has issued $2^50 million of bonds or notes for revitalization purposes that are also payable from a separate, subordinate pledge of State net liquor profits. The maximum annual debt service on the outstanding revitalization bonds is ^$23.5 million in Fiscal Year 201^3.

Certain State agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission. By judicial interpretation, such revenue bonds do not constitute “debt” under the constitutional provisions described above. The Constitution authorizes State bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.

The State has authorized the issuance of fully refundable tax credits in support of the $157,940,000 Ohio Capital Fund (OCF) financing bonds issued in May 2010 by the Columbus-Franklin County Finance Authority. Those tax credits may be claimed by the bond trustee for the purpose of restoring the bond reserve fund for those bonds in the event it is drawn upon and not restored from other sources. Those credits may not be claimed before July 1, 2012 or after June 30, 2036, and the maximum amount of tax credits that may be claimed is $20 million in any fiscal year and $380 million total. Proceeds of the OCF bonds fund investments in venture capital funds to promote investment in seed and early-stage Ohio-based business enterprises.

Litigation was commenced in the Ohio courts in 1991 questioning the constitutionality of Ohio’s system of school funding and compliance with the constitutional requirement that the State provide a “thorough and efficient system of common schools”. On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision on a motion to reconsider its own decision rendered in September 2001, concluded (as it had in its 1997 and 2000 opinions in that litigation) that the State did not comply with that requirement, even after again noting and crediting significant State steps in recent years.

In its prior decisions, the Ohio Supreme Court stated as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity.

With particular respect to funding sources, the Court concluded in 1997 and 2000 decisions that property taxes no longer may be the primary means of school funding in Ohio.

On March 4, 2003, the plaintiffs filed with the original trial court a motion to schedule and conduct a conference to address compliance with the orders of the court in that case, the State petitioned the Ohio Supreme Court to issue a writ prohibiting that conference on compliance, and the trial court subsequently petitioned the Ohio Supreme Court for guidance as to the proper course to follow. On May 16, 2003, the Ohio Supreme Court granted that writ and ordered the dismissal of the motion before the trial court. On October 20, 2003 the United States Supreme Court declined to accept the plaintiff^s’ subsequent petition requesting further review of the case.

In the years following this litigation, the General Assembly took several steps, including significantly increasing State funding for public schools. In addition, at the November 1999 election electors approved a constitutional amendment authorizing the issuance of State general obligation debt for school buildings and for higher education facilities. December 2000 legislation addressed certain mandated programs and reserves, characterized by the plaintiffs and the Court as “unfunded mandates.”

Under the financial structure in place before the ^2009-10 biennium, Ohio’s 613 public school districts and 49 joint vocational school districts receive a major portion (but less than 50%) of their operating moneys from State subsidy appropriations (the primary portion of which is known as the Foundation Program) distributed in accordance with statutory formulae that take into account both local needs and local taxing capacity. The Foundation Program amounts steadily increased in recent years, including small aggregate increases even in those Fiscal Years in which appropriations cutbacks were imposed.

School districts also rely upon receipts from locally voted taxes. In part because of provisions of some State laws, such as that partially limiting the increase (without further vote of the local electorate) in voted property tax collections that would otherwise

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result from increased assessed valuations, some school districts have experienced varying degrees of difficulty in meeting mandated and discretionary increased costs. Local electorates have largely determined the total moneys available for their schools. Locally elected boards of education and their school administrators are responsible for managing school programs and budgets within statutory requirements.

The State’s school subsidy formulas that were used until the ^2009-10 biennium were structured to encourage both program quality and local taxing effort. Until the late 1970’s, although there were some temporary school closings, most local financial difficulties that arose were successfully resolved by the local districts themselves by some combination of voter approval of additional property tax levies, adjustments in program offerings, or other measures. For more than 20 years, requirements of law and levels of State funding have sufficed to prevent school closings for financial reasons, which in any case are prohibited by current law.

To broaden the potential local tax revenue base, local school districts also may submit for voter approval income taxes on the district income of individuals and estates. Many districts have submitted the question, and income taxes are currently approved in ^181 districts.

Biennial school funding State appropriations from the GRF and Lottery Profits Education Fund (but excluding federal and other special revenue funds) for recent biennia were: ^ 2000-01 - $13.3 billion (a 15% increase over the previous biennium).

^

2002-03 - $15.2 billion (a 17% increase over the previous biennium before the expenditure reductions). ^ 2004-05 - $15.7 billion (a 3.3% increase over the previous biennium before the expenditure reductions). ^ 2006-07 - $16.4 billion (a 4.5% increase over the previous biennium before the expenditure reductions). ^ 2008-09 - $17.2 billion (a5.1% increase over the previous biennium before the expenditure reductions). ^

2010-11 - $17.0 billion (a 1.6% decrease over the previous biennium. These amounts are exclusive of the $1.463 billion of appropriations to school districts for the 2010-11 biennium from “Federal Stimulus” funding received under the American Recovery and Reinvestment Act of 2009).

State appropriations for school funding for the 201^2-1^3 biennium are ^$16.6 billion (a ^2.3% decrease from those appropriations in the previous biennium), representing a decrease of ^2.3% in Fiscal Year 201^2 over Fiscal Year ^2011 and an increase of 0.^6% in Fiscal Year 201^3 over Fiscal Year 201^2. These amounts are exclusive of the $1.463 billion of appropriations to school districts for the 2010-11 biennium of “Federal Stimulus” funding received under the American Recovery and Reinvestment Act of 2009.

The amount of lottery profits transferred to the Lottery Profits Education Fund (LPEF) totaled ^$702.3 million in Fiscal Year 200^9, $7^28.^6 million in Fiscal Year 2010^, $7^38.^8 million in Fiscal Year 201^1 and is appropriated at ^$717.5 million in Fiscal Year 201^2. The 2010-11 biennial appropriations Act authorized the implementation of video lottery terminals (VLTs) at Ohio seven horse racing tracks. Ohio participation in the multi-state lottery commenced in May 2002. A constitutional provision requires that net lottery profits be paid into LPEF be used solely for the support of elementary, secondary, vocational and special education purposes, including application to debt service on general obligation bonds to finance common school facilities. ^

The most recent State biennial appropriations Act signed into law June 30, 2011, repeals the school funding system enacted for the 2010-11 biennium that was known as the “Evidence Based Model” and in its place creates a temporary formula allocating funding to school districts based on a wealth-adjusted portion of their State education aid for Fiscal Year 2011 under that prior Evidence Based Model. The temporary formula funds schools for the current 2012-13 biennium, with a permanent system is being devised for the future.

Under the temporary formula for the 2012-13 biennium, the State Department of Education will compute and pay to each school district, for Fiscal Years 2012 and 2013, education aid based on the per pupil funding it received for Fiscal Year 2011, adjusted by its share of a statewide per pupil adjustment amount that is indexed by the district’s relative tax valuation per pupil. That statewide per pupil adjustment amount must be determined by the Department such that the State’s total education aid obligation does not exceed the aggregate appropriated amount. A supplemental funding provision for Fiscal Years 2012 and 2013 guarantees to each district State operating funding in an amount at least equal to the amount of State operating funding (excluding any ARRA moneys)

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the district received for Fiscal Year 2011 under the prior Evidence Based Model. The Department is also required to pay the additional amount of $17 per student to each district that is rated as “Excellent with Distinction” or “Excellent” on the annual district and school academic performance report cards issued by the Department.

For those few school districts, municipalities and other local governments that on occasion have faced significant financial problems, there are statutory procedures for a commission composed of State and local officials, and private sector members experienced in business and finance appointed by the Governor, to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. As of January ^6, 2012, ^seven school districts and twenty-four local governments (one county, twenty-one municipalities and two townships) are in “fiscal emergency” status while five school districts and ^three local governments (all municipalities) are in preliminary “fiscal watch” status. A current listing of school districts and local governments in each status is on the Internet at http://www.auditor.state.oh.us. More recent legislation has created a third, more preliminary, category of “fiscal caution.”

At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and local taxing districts. The Constitution has since 1934 limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation --commonly referred to in the context of Ohio local government finance as the “ten-mill limitation.”

^U.S. TERRITORY MUNICIPAL OBLIGATIONS^^

PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico.

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range and significant increases in general fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s.

In early 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico’s exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the general fund recorded operating deficits during fiscal years 2000-20^11 while general obligation (“GO”) debt increased. During that timeframe, S&P downgraded the GO credit from A- to BBB- and Moody’s downgraded from Baa1 to Baa3. ^In April ^2010, Moody’s changed the GO rating to A3 as part of its recalibration of municipal ratings to global scale ^ratings and subsequently downgraded it to Baa in August 2011. S&P upgraded the GO rating to BBB in March 2011 as they felt same progress toward structured balance had been made.^ However, economic indicators remain weak. The island of Puerto Rico has been in an economic recession for ^over four years, with its condition ^exacerbated by the mainland recession. They are counting on $5.5B in federal stimulus dollars and the new governor’s fiscal and economic reconstruction plans to begin to pave the way to financial stability in FY 2013.

The U.S. Virgin Islands. The United States Virgin Islands (“USVI”) is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and is adversely affected by ^economic downturn in the United States and Europe. An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. However, another plant is currently up and running although exports will not commen^ce unti^l January 2012. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. ^Despite the new addition of the second plant, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. Moody’s assigned a Baa3 rating to the territory and S&P a BBB- in September 2006. On April 19th 2010, Moody’s changed the GO rating to Baa1 as part of its recalibration of municipal ratings to global scale ratings.

Guam. Guam is a United States territory located 3,700 miles west of Hawaii and 1,500 miles southeast of Japan and its economy is based primarily on Japanese and Korean ^tourism and the United States military due to its strategic position as the westernmost territory/state in the United States. The territory boasts a population of 1^81,000.^

After almost a decade of persistent operating deficits, Guam reported operating surpluses in fiscal years 2007 and 2008 although deficits returned in 2009 and 2010. Operating deficits were caused by a number of issues including terrorist attacks, natural

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disasters, Asian recessions, the SARS epidemic, retiree settlement liabilities and past administrations and legislatures that were unwilling to control expenses. All of these negative events jeopardize the territory’s single B+ rating from S&P. Guam appears to be surviving the current downturn from a jobs perspective with employment growth from 2005 through 2010. Partially offsetting jobs growth is tourism which was down 7% in 2008 and 9% in 2009. Guam is not rated by Moody’s or Fitch.

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APPENDIX F

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODYS INVESTORS SERVICE, INC. (Moodys)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations. P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations. P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

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US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa:Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POORS RATINGS GROUP (S&P)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, ^CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

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C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

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A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB:Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

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B:Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

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F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moodys Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poors Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer’s financial strength or security.

An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch’s assessments of the sufficiency

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of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer’s claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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SAI dated ^February 1, 2012

APPENDIX G

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

^I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. ^Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. ^Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. ^Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each

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Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

^V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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SAI dated ^February 1, 2012

APPENDIX H

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

^I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

^II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. ^Roles and Responsibilities

A. ^Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.^

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.^

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Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.^

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.^

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.^

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. ^Proxy Voting Guidelines (Guidelines)

A. ^General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.^

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.^

C. Proposals Regarding Mutual Fund Proxies Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.^

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).^

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.^^

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F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.^

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent
Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner. ^

2.	NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances:^ (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.^

3.^	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where
No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

^V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI. ^Assessment of Agent and Identification and Resolution of Conflicts with Clients^

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.^^

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:^

•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
•	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
•

In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

Eaton Vance^ Municipal Income Funds

SAI dated ^February 1, 2012

PART C - OTHER INFORMATION
Item 28.	Exhibits (with inapplicable items omitted)
(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective
Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.
	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-Effective
Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-001475) and
incorporated herein by reference.
	(4)	Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(4) to Post-Effective
Amendment No. 135 filed December 23, 2011 (Accession No. 0000940394-11-001401) and
incorporated herein by reference.
	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without
Par Value as amended and restated effective February 7, 2011 filed as Exhibit (a)(4) to Post-Effective
Amendment No. 130 filed May 26, 2011 (Accession No. 0000940394-11-000611) and incorporated herein by reference.
(b)	(1)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed
September 15, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b)
to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit (b)(3) to
Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Municipals Trust dated February 7, 2005 filed as Exhibit (b)(4) to
Post-Effective Amendment No. 99 filed March 2, 2005 and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 11, 2006 filed as Exhibit (b)(5)
to Post-Effective Amendment No. 107 filed January 3, 2007 and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Municipals Trust dated August 11, 2008 filed as Exhibit (b)(6) to
Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-001475)
and incorporated herein by reference.
	(7)	Amendment to the By-Laws of Eaton Vance Municipals Trust dated October 17, 2011 filed as Exhibit
(b)(7) to Post-Effective Amendment No. 135 filed December 23, 2011 (Accession No.
0000940394-11-001401) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance Alabama
Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton
Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Florida
Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton
Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts
Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund,
Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New
Jersey Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North Carolina Municipals
Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance
Pennsylvania Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina
Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and
Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.
	(2)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance
California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit (d)(2) to
Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.
	(3)	Investment Advisory and Administrative Agreement between Eaton Vance Municipals Trust, on behalf of
Eaton Vance Municipal Opportunities Fund, and Eaton Vance Management dated May 31, 2011 filed as
Exhibit (d)(3) to Post-Effective Amendment No. 130 filed May 26, 2011 (Accession No.
0000940394-11-000611) and incorporated herein by reference.

(e)	(1)	(a)	Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective
June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to
Post-Effective Amendment No. 67 filed July 29, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to
Post-Effective Amendment No. 111 filed on October 4, 2007 (Accession No. 0000940394-07-001184)
and incorporated herein by reference.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit
(e)(2) to the Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File Nos.
2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the
Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the
Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).
(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as
Exhibit (g)(1) to Post-Effective Amendment No. 125 filed November 30, 2010 (Accession No.
0000940394-10-001163) and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1,
2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust
(File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000)
and incorporated herein by reference.
(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated
September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15,
1995 and incorporated herein by reference.
		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement
dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.
	(2)		Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4)
to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed
September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.
	(3)		Sub-Transfer Agency Services Agreement effective September 1, 2011 between BNY Mellon Investment
Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(5) to Post-Effective Amendment No.
121 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed September 29, 2011 (Accession
No. 0000940394-11-001076) and incorporated herein by reference.
	(4)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts
(on behalf of certain of their series) listed on Schedule A dated August 17, 2011 filed as Exhibit (h)(4) to
Post-Effective Amendment No. 133 filed November 28, 2011 (Accession No. 0000940394-11-001253)
and incorporated herein by reference.
		(b)	Amended Schedule A effective January 31, 2012 to the Expense Waivers/Reimbursements Agreement
dated August 17, 2011 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 185 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed January 26, 2012 (Accession No.
0000940394-12-000069) and incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated March 10, 2011 filed as Exhibit (i) to Post-Effective Amendment No.
129 filed March 10, 2011 (Accession No. 0000940394-11-000365) and incorporated herein by reference.
	(2)		Consent of Internal Counsel dated January 26, 2012 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance California Municipal Income
Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund,
Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund dated
January 26, 2012 filed herewith.
(m)	(1)	(a)	Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24,
2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 106 filed
November 28, 2006 and incorporated herein by reference.

		(b)	Amended Schedule A to Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 130 filed May 26, 2011 (Accession No.
0000940394-11-000611) and incorporated herein by reference.
	(2)		Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29,
1997 and incorporated herein by reference.
	(3)	(a)	Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29,
1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit (m)(3)(b) to
Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-001185) and
incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit
(n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946,
811-4015) (Accession No. 0000940394-07-000956) filed August 10, 2007 and incorporated herein by reference.
	(2)		Schedule A effective December 30, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 125 of Eaton Vance Growth Trust (File Nos. 02-22019,
811-1241) filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.
	(3)		Schedule B effective December 30, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 125 of Eaton Vance Growth Trust (File Nos. 02-22019,
811-1241) filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.
	(4)		Schedule C effective December 30, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 125 of Eaton Vance Growth Trust (File Nos. 02-22019,
811-1241) filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.
(p)			Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised July 15, 2011 filed as Exhibit (p) to Post-Effective Amendment No. 58 of Eaton Vance Investment
Trust (File Nos. 33-1121, 811-4443) filed July 27, 2011 (Accession No. 0000940394-11-000910)
and incorporated herein by reference.
(q)	(1)		Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.
	(2)		Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of Eaton Vance
Municipals Trust dated January 25, 2006 filed as Exhibit (q) to Post-Effective Amendment No. 104 and incorporated herein by reference.
	(3)		Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit (q)(3) to
Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-001184) and
incorporated herein by reference.
	(4)		Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit (q)(4) to
Post-Effective Amendment No. 113 filed January 25, 2008 (Accession No. 0000940394-08-000065)
and incorporated herein by reference.
	(5)		Power of Attorney for Eaton Vance Municipals Trust dated November 17, 2008 filed as Exhibit (q)(5) to
Post-Effective Amendment No. 116 filed December 24, 2008 (Accession No. 0000940394-08-001623)
and incorporated herein by reference.
	(6)		Power of Attorney for Eaton Vance Municipals Trust dated February 7, 2011 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 129 filed March 10, 2011 (Accession No. 0000940394-11-000365)
and incorporated herein by reference.
	(7)		Power of Attorney for Eaton Vance Municipals Trust dated October 17, 2011 filed as Exhibit (q)(7) to
Post-Effective Amendment No. 133 filed November 28, 2011 (Accession No. 0000940394-11-001253)
and incorporated herein by reference.

(8)	Power of Attorney for Eaton Vance Municipals Trust dated November 14, 2011 filed as Exhibit (q)(8) to
Post-Effective Amendment No. 133 filed November 28, 2011 (Accession No. 0000940394-11-001253)
and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control

Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:
	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II
(b)
	(1)	(2)	(3)
	Name and Principal	Positions and Offices	Positions and Offices
	Business Address*	with Principal Underwriter	with Registrant

	Julie Andrade	Vice President	None
	Brian Arcara	Vice President	None
	Michelle Baran	Vice President	None
	Ira Baron	Vice President	None
	Jeffrey P. Beale	Vice President	None
	Brian Blair	Vice President	None
	Stephanie H. Brady	Vice President	None
	Timothy Breer	Vice President	None
	Mark Burkhard	Vice President	None
	Peter Campagna	Vice President	None
	Eric Caplinger	Vice President	None
	Daniel C. Cataldo	Vice President and Treasurer	None
	Tiffany Cayarga	Vice President	None
	Michael Clark	Vice President	None
	Randy Clark	Vice President	None
	Adam Cole	Vice President	None
	Eric Cooper	Vice President	None
	Tyler Cortelezzi	Vice President	None
	Patrick Cosgrove	Vice President	None

Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Sheri Gilchrist	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None

Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Ralph Studley	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None

Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Jonathan Zadrozny	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110.

Item 34. Management Services

Not applicable

Item 35. Undertakings

None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 26, 2012.

                    EATON VANCE MUNICIPALS TRUST

By: /s/ Thomas M. Metzold
                 Thomas M. Metzold, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 26, 2012.

Signature		Title
/s/ Thomas M. Metzold		President (Chief Executive Officer)
Thomas M. Metzold
/s/ Barbara E. Campbell		Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Signature	Title	Signature	Title
Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman
Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters
Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout
Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart
William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni
*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description
(i)	(2)	Consent of Internal Counsel dated January 26, 2012
(j)		Consent of Independent Registered Public Accounting Firm for Eaton Vance California Municipal Income Fund,
		Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund, Eaton
		Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund dated January 26,
		2012